UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  August 2021

Date of reporting period:  February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2022
Columbia Emerging Markets Bond Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Emerging Markets Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Adrian Hilton
Lead Portfolio Manager
Managed Fund since October 2020
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended February 28, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	-11.07	-7.86	1.25	2.60
	Including sales charges		-15.31	-12.27	0.26	2.10
Advisor Class*		03/19/13	-10.94	-7.61	1.50	2.84
Class C	Excluding sales charges	02/16/06	-11.49	-8.61	0.47	1.83
	Including sales charges		-12.36	-9.50	0.47	1.83
Institutional Class		09/27/10	-10.95	-7.62	1.50	2.86
Institutional 2 Class*		11/08/12	-10.98	-7.60	1.61	2.99
Institutional 3 Class*		11/08/12	-10.87	-7.46	1.69	3.04
Class R		11/16/11	-11.19	-8.10	0.99	2.35
JPMorgan Emerging Markets Bond Index-Global			-10.02	-6.10	1.97	3.57
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at February 28, 2022)
AA rating	8.4
A rating	7.7
BBB rating	28.2
BB rating	28.9
B rating	18.4
CCC rating	3.7
C rating	0.1
Not rated	4.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at February 28, 2022)
Angola	1.7
Argentina	1.6
Bahrain	1.6
Belarus	0.1
Brazil	3.1
Canada	0.4
Chile	0.4
China	1.7
Colombia	4.3
Costa Rica	0.4
Croatia	0.6
Dominican Republic	3.3
Ecuador	1.6
Egypt	2.8
El Salvador	0.1
Ghana	0.9
Guatemala	1.2
Hong Kong	1.1
India	1.6
Indonesia	8.1
Ireland	0.2
Isle of Man	0.2
Ivory Coast	1.5
Jersey	1.2
Kazakhstan	2.2
Malaysia	0.5
Mexico	11.9
Netherlands	0.1
Oman	0.4
Pakistan	1.0
Panama	2.0
Paraguay	0.9
Peru	0.3
Philippines	1.4
Qatar	5.6
Romania	1.2
Russian Federation	1.0
Saudi Arabia	4.4
South Africa	2.7
Sri Lanka	0.2
Turkey	3.7
Ukraine	1.2
United Arab Emirates	2.8
United States(a)	13.1
Venezuela	0.4
Virgin Islands	3.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2021 — February 28, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	889.30	1,019.29	5.20	5.56	1.11
Advisor Class	1,000.00	1,000.00	890.60	1,020.53	4.03	4.31	0.86
Class C	1,000.00	1,000.00	885.10	1,015.57	8.69	9.30	1.86
Institutional Class	1,000.00	1,000.00	890.50	1,020.53	4.03	4.31	0.86
Institutional 2 Class	1,000.00	1,000.00	890.20	1,021.17	3.42	3.66	0.73
Institutional 3 Class	1,000.00	1,000.00	891.30	1,021.42	3.19	3.41	0.68
Class R	1,000.00	1,000.00	888.10	1,018.05	6.37	6.80	1.36
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.2%
Hidrovias International Finance Sarl(a)
02/08/2031	4.950%	649,000	556,638
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,192,834
03/25/2029	6.250%	1,260,000	1,303,483
03/25/2029	6.250%	180,000	186,212
Total			2,682,529
Guatemala 0.5%
Energuate Trust(a)
05/03/2027	5.875%	1,300,000	1,287,617
05/03/2027	5.875%	550,000	544,761
Total			1,832,378
Hong Kong 1.1%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	3,500,000	3,761,478
India 0.6%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	2,100,000	2,101,829
Ireland 0.2%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	689,400
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	533,801
Jersey 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,608,721
09/30/2040	2.940%	2,666,000	2,459,425
Total			4,068,146
Netherlands 0.1%
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	504,417
Philippines 0.7%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	2,600,000	2,468,476
Romania 0.6%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,239,010
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.3%
MHP Lux SA(a)
04/03/2026	6.950%	2,200,000	781,849
09/19/2029	6.250%	915,000	308,696
Total			1,090,545
Virgin Islands 2.6%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	2,600,000	2,836,653
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	6,025,461
Total			8,862,114
Total Corporate Bonds & Notes (Cost $34,854,315)			31,390,761

Foreign Government Obligations(c),(d) 76.3%

Angola 1.6%
Angolan Government International Bond(a)
11/26/2029	8.000%	4,400,000	4,360,785
05/08/2048	9.375%	1,300,000	1,245,744
Total			5,606,529
Argentina 1.6%
Argentine Republic Government International Bond(b)
07/09/2035	1.125%	17,800,000	5,288,096
07/09/2046	1.125%	610,000	182,996
Total			5,471,092
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,100,000	2,775,051
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,592,710
Total			5,367,761
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	1,250,000	264,313
Brazil 2.9%
Brazilian Government International Bond
05/30/2029	4.500%	1,200,000	1,184,647
06/12/2030	3.875%	8,300,000	7,729,556
01/27/2045	5.000%	1,300,000	1,153,302
Total			10,067,505
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.4%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		1,300,000	1,364,007
Chile 0.4%
Chile Government International Bond
01/25/2050	3.500%		1,500,000	1,366,443
China 1.7%
China Government Bond
11/21/2029	3.130%	CNY	100,000	16,187
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,250,000	1,315,314
Syngenta Finance NV(a)
04/24/2028	5.182%		4,200,000	4,489,631
Total				5,821,132
Colombia 3.4%
Colombia Government International Bond
01/30/2030	3.000%		6,600,000	5,666,192
04/15/2031	3.125%		5,675,000	4,808,065
04/22/2032	3.250%		1,652,000	1,382,911
Total				11,857,168
Costa Rica 0.4%
Costa Rica Government International Bond(a)
04/04/2044	7.000%		1,500,000	1,443,276
Croatia 0.6%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	817,234
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%		1,290,000	1,319,200
Total				2,136,434
Dominican Republic 3.2%
Dominican Republic International Bond(a)
02/22/2029	5.500%		1,492,000	1,485,663
01/30/2030	4.500%		2,489,000	2,304,775
09/23/2032	4.875%		1,050,000	957,847
04/30/2044	7.450%		4,000,000	4,194,167
06/05/2049	6.400%		1,300,000	1,201,374
01/30/2060	5.875%		1,050,000	885,755
Total				11,029,581
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 1.6%
Ecuador Government International Bond(a),(b)
07/31/2030	5.000%		2,400,000	2,114,066
07/31/2035	1.000%		3,000,000	2,126,942
07/31/2040	0.500%		1,899,850	1,189,479
Total				5,430,487
Egypt 2.7%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	2,200,000	1,962,858
04/11/2031	6.375%	EUR	1,700,000	1,516,050
01/15/2032	7.053%		1,400,000	1,145,928
05/29/2032	7.625%		1,815,000	1,518,273
09/30/2033	7.300%		3,600,000	2,954,112
02/21/2048	7.903%		400,000	295,650
Total				9,392,871
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		800,000	443,152
Ghana 0.9%
Ghana Government International Bond(a)
05/07/2042	8.875%		1,100,000	723,848
03/26/2051	8.950%		3,400,000	2,221,905
Total				2,945,753
Guatemala 0.7%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	716,866
06/01/2050	6.125%		1,650,000	1,687,852
Total				2,404,718
India 1.0%
Export-Import Bank of India(a)
01/15/2030	3.250%		3,600,000	3,477,896
Indonesia 8.0%
Indonesia Government International Bond(a)
01/15/2045	5.125%		2,300,000	2,597,008
Indonesia Government International Bond
10/30/2049	3.700%		3,500,000	3,349,861
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,483,295
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,134,749
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		500,000	442,447

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		4,485,000	4,768,956
11/15/2048	6.757%		4,750,000	5,398,520
PT Pelabuhan Indonesia II(a)
05/05/2045	5.375%		1,350,000	1,486,064
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,434,844
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		3,500,000	3,391,355
Total				27,487,099
Ivory Coast 1.5%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	3,565,169
06/15/2033	6.125%		1,650,000	1,594,433
Total				5,159,602
Kazakhstan 2.2%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,278,057
04/24/2030	5.375%		3,800,000	4,050,191
04/19/2047	5.750%		1,018,000	1,078,658
Total				7,406,906
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,850,247
Mexico 11.7%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,243,000	2,885,522
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,109,433
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	5,092,353
01/15/2047	4.350%		1,800,000	1,674,607
02/10/2048	4.600%		1,600,000	1,526,806
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,186,264
01/28/2031	5.950%		5,000,000	4,679,377
01/23/2045	6.375%		5,357,000	4,359,634
09/21/2047	6.750%		1,543,000	1,277,754
01/23/2050	7.690%		2,700,000	2,426,609
Petroleos Mexicanos(a)
02/16/2032	6.700%		11,423,000	11,014,881
Total				40,233,240
Oman 0.4%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,394,078
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pakistan 1.0%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	423,980
12/05/2027	6.875%	1,000,000	930,398
04/08/2031	7.375%	2,278,000	1,956,570
Total			3,310,948
Panama 1.9%
Panama Government International Bond
03/16/2025	3.750%	900,000	925,036
09/29/2032	2.252%	2,200,000	1,941,317
01/19/2033	3.298%	2,186,000	2,101,578
01/19/2063	4.500%	1,783,000	1,679,996
Total			6,647,927
Paraguay 0.9%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,000,000	2,157,148
03/30/2050	5.400%	925,000	908,152
Total			3,065,300
Peru 0.3%
Peruvian Government International Bond
01/15/2034	3.000%	1,089,000	1,007,666
Philippines 0.7%
Philippine Government International Bond
07/06/2046	3.200%	2,655,000	2,375,242
Qatar 5.5%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	1,018,981
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	778,675
03/14/2029	4.000%	4,700,000	5,134,197
04/16/2030	3.750%	3,100,000	3,358,691
04/23/2048	5.103%	2,350,000	2,966,492
03/14/2049	4.817%	2,550,000	3,117,534
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,618,670
Total			18,993,240
Romania 0.5%
Romanian Government International Bond(a)
02/14/2051	4.000%	2,042,000	1,729,443
Russian Federation 1.0%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	529,000	264,500
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	2,750,000	1,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(a)
05/27/2026	4.750%	2,000,000	806,648
03/21/2029	4.375%	2,000,000	691,714
03/28/2035	5.100%	1,200,000	396,737
Total			3,259,599
Saudi Arabia 4.3%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,426,660
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%	2,500,000	2,431,518
Saudi Government International Bond(a)
01/21/2055	3.750%	4,000,000	3,921,469
01/21/2055	3.750%	3,950,000	3,872,451
02/02/2061	3.450%	3,500,000	3,205,625
Total			14,857,723
South Africa 2.6%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,261,220
08/10/2028	8.450%	1,800,000	1,798,426
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,369,996
09/30/2049	5.750%	4,200,000	3,648,794
Total			9,078,436
Sri Lanka 0.2%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	1,460,000	652,891
Turkey 3.6%
Turkey Government International Bond
03/22/2024	5.750%	1,500,000	1,479,140
04/14/2026	4.250%	1,350,000	1,202,976
03/25/2027	6.000%	2,000,000	1,852,350
02/17/2028	5.125%	4,900,000	4,270,847
04/26/2029	7.625%	2,400,000	2,348,613
05/30/2040	6.750%	1,573,000	1,313,286
Total			12,467,212
Ukraine 0.9%
Ukraine Government International Bond(a)
09/01/2026	7.750%	7,853,000	2,710,969
05/21/2029	6.876%	1,000,000	336,922
Total			3,047,891
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 2.7%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	2,372,756
04/16/2050	3.875%	385,000	415,254
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,450,000	1,582,966
DP World Ltd.(a)
09/25/2048	5.625%	500,000	560,932
DP World PLC(a)
07/02/2037	6.850%	3,600,000	4,418,025
Total			9,349,933
Venezuela 0.4%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%	22,627,059	857,509
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%	7,500,000	401,013
Total			1,258,522
Virgin Islands 0.6%
Sinopec Group Overseas Development 2017 Ltd.(a)
09/13/2027	3.250%	2,150,000	2,219,794
Total Foreign Government Obligations (Cost $307,239,292)			262,743,057

Money Market Funds 12.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(f),(g)	44,468,799	44,455,459
Total Money Market Funds (Cost $44,460,019)		44,455,459
Total Investments in Securities (Cost $386,553,626)		338,589,277
Other Assets & Liabilities, Net		6,011,988
Net Assets		$344,601,265

At February 28, 2022, securities and/or cash totaling $350 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
112,300,000 MXN	5,460,486 USD	Goldman Sachs International	03/22/2022	—	(2,446)
6,881,000 EUR	7,781,372 USD	UBS	03/22/2022	58,986	—
Total				58,986	(2,446)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $204,138,792, which represents 59.24% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2022.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2022, the total value of these securities amounted to $1,258,522, which represents 0.37% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	30,285,129	70,369,709	(56,194,819)	(4,560)	44,455,459	(2,159)	14,832	44,468,799
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
February 28, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	31,390,761	—	31,390,761
Foreign Government Obligations	—	262,743,057	—	262,743,057
Money Market Funds	44,455,459	—	—	44,455,459
Total Investments in Securities	44,455,459	294,133,818	—	338,589,277
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	58,986	—	58,986
Liability
Forward Foreign Currency Exchange Contracts	—	(2,446)	—	(2,446)
Total	44,455,459	294,190,358	—	338,645,817
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
February 28, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $342,093,607)	$294,133,818
Affiliated issuers (cost $44,460,019)	44,455,459
Foreign currency (cost $760)	770
Margin deposits on:
Futures contracts	350
Unrealized appreciation on forward foreign currency exchange contracts	58,986
Receivable for:
Capital shares sold	1,862,706
Dividends	4,715
Interest	4,442,330
Foreign tax reclaims	15,310
Prepaid expenses	7,855
Other assets	29,134
Total assets	345,011,433
Liabilities
Due to custodian	44,100
Unrealized depreciation on forward foreign currency exchange contracts	2,446
Payable for:
Capital shares purchased	218,704
Management services fees	17,180
Distribution and/or service fees	1,769
Transfer agent fees	24,171
Compensation of board members	80,978
Compensation of chief compliance officer	31
Other expenses	20,789
Total liabilities	410,168
Net assets applicable to outstanding capital stock	$344,601,265
Represented by
Paid in capital	423,173,216
Total distributable earnings (loss)	(78,571,951)
Total - representing net assets applicable to outstanding capital stock	$344,601,265
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
February 28, 2022 (Unaudited)
Class A
Net assets	$36,831,514
Shares outstanding	3,644,184
Net asset value per share	$10.11
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.61
Advisor Class
Net assets	$2,455,145
Shares outstanding	242,463
Net asset value per share	$10.13
Class C
Net assets	$2,770,125
Shares outstanding	276,057
Net asset value per share	$10.03
Institutional Class
Net assets	$55,810,725
Shares outstanding	5,516,232
Net asset value per share	$10.12
Institutional 2 Class
Net assets	$49,362,833
Shares outstanding	4,880,508
Net asset value per share	$10.11
Institutional 3 Class
Net assets	$178,999,682
Shares outstanding	17,690,722
Net asset value per share	$10.12
Class R
Net assets	$18,371,241
Shares outstanding	1,818,453
Net asset value per share	$10.10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	13

Statement of Operations
Six Months Ended February 28, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$14,832
Interest	8,097,224
Interfund lending	116
Foreign taxes withheld	(10,544)
Total income	8,101,628
Expenses:
Management services fees	1,061,692
Distribution and/or service fees
Class A	51,249
Class C	18,608
Class R	50,655
Transfer agent fees
Class A	38,422
Advisor Class	2,683
Class C	3,484
Institutional Class	47,969
Institutional 2 Class	15,638
Institutional 3 Class	5,514
Class R	18,987
Compensation of board members	10,666
Custodian fees	22,015
Printing and postage fees	11,656
Registration fees	53,212
Audit fees	15,325
Legal fees	6,763
Compensation of chief compliance officer	31
Other	7,076
Total expenses	1,441,645
Fees waived by transfer agent
Institutional 2 Class	(828)
Total net expenses	1,440,817
Net investment income	6,660,811
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,767,329)
Investments — affiliated issuers	(2,159)
Foreign currency translations	(36,962)
Forward foreign currency exchange contracts	216,908
Futures contracts	633,325
Net realized loss	(956,217)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(47,043,420)
Investments — affiliated issuers	(4,560)
Foreign currency translations	(8,159)
Forward foreign currency exchange contracts	175,412
Futures contracts	53,937
Foreign capital gains tax	1
Net change in unrealized appreciation (depreciation)	(46,826,789)
Net realized and unrealized loss	(47,783,006)
Net decrease in net assets resulting from operations	$(41,122,195)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations
Net investment income	$6,660,811	$13,469,980
Net realized gain (loss)	(956,217)	2,427,151
Net change in unrealized appreciation (depreciation)	(46,826,789)	4,207,406
Net increase (decrease) in net assets resulting from operations	(41,122,195)	20,104,537
Distributions to shareholders
Net investment income and net realized gains
Class A	(792,184)	(1,245,220)
Advisor Class	(58,790)	(125,875)
Class C	(57,305)	(132,955)
Institutional Class	(1,051,003)	(1,537,000)
Institutional 2 Class	(1,086,862)	(1,567,441)
Institutional 3 Class	(3,944,661)	(5,916,720)
Class R	(365,810)	(536,704)
Total distributions to shareholders	(7,356,615)	(11,061,915)
Increase (decrease) in net assets from capital stock activity	31,482,021	(8,705,719)
Total increase (decrease) in net assets	(16,996,789)	336,903
Net assets at beginning of period	361,598,054	361,261,151
Net assets at end of period	$344,601,265	$361,598,054
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	209,004	2,336,483	1,064,981	12,085,590
Distributions reinvested	68,937	760,080	104,551	1,192,972
Redemptions	(423,802)	(4,713,095)	(1,503,655)	(17,091,440)
Net decrease	(145,861)	(1,616,532)	(334,123)	(3,812,878)
Advisor Class
Subscriptions	20,882	231,100	69,227	795,126
Distributions reinvested	5,318	58,790	11,019	125,849
Redemptions	(57,693)	(642,089)	(230,024)	(2,635,741)
Net decrease	(31,493)	(352,199)	(149,778)	(1,714,766)
Class C
Subscriptions	1,833	20,334	27,859	318,139
Distributions reinvested	5,222	57,305	11,659	132,010
Redemptions	(110,305)	(1,202,367)	(451,149)	(5,133,379)
Net decrease	(103,250)	(1,124,728)	(411,631)	(4,683,230)
Institutional Class
Subscriptions	2,469,927	27,319,719	1,992,139	22,996,245
Distributions reinvested	94,942	1,043,456	133,374	1,522,825
Redemptions	(921,401)	(10,189,831)	(2,818,199)	(32,243,911)
Net increase (decrease)	1,643,468	18,173,344	(692,686)	(7,724,841)
Institutional 2 Class
Subscriptions	575,628	6,184,121	1,660,766	19,024,213
Distributions reinvested	98,472	1,085,909	137,153	1,566,633
Redemptions	(420,804)	(4,633,015)	(944,342)	(10,810,111)
Net increase	253,296	2,637,015	853,577	9,780,735
Institutional 3 Class
Subscriptions	1,278,184	13,875,530	2,764,670	31,862,382
Distributions reinvested	357,787	3,944,654	518,127	5,916,674
Redemptions	(334,821)	(3,719,850)	(3,224,051)	(37,477,501)
Net increase	1,301,150	14,100,334	58,746	301,555
Class R
Subscriptions	77,896	877,861	217,275	2,484,325
Distributions reinvested	33,021	363,889	46,298	528,158
Redemptions	(141,592)	(1,576,963)	(338,740)	(3,864,777)
Net decrease	(30,675)	(335,213)	(75,167)	(852,294)
Total net increase (decrease)	2,886,635	31,482,021	(751,062)	(8,705,719)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

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Columbia Emerging Markets Bond Fund | Semiannual Report 2022	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$11.59	0.19	(1.46)	(1.27)	(0.21)	(0.21)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Year Ended 8/31/2020	$11.29	0.45	(0.08)	0.37	(0.35)	(0.35)
Year Ended 8/31/2019	$10.74	0.59	0.39	0.98	(0.43)	(0.43)
Year Ended 8/31/2018	$12.09	0.62	(1.31)	(0.69)	(0.66)	(0.66)
Year Ended 8/31/2017(f)	$11.64	0.54	0.33	0.87	(0.42)	(0.42)
Year Ended 10/31/2016	$10.56	0.64	0.73	1.37	(0.29)	(0.29)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$11.61	0.21	(1.46)	(1.25)	(0.23)	(0.23)
Year Ended 8/31/2021	$11.33	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.31	0.51	(0.11)	0.40	(0.38)	(0.38)
Year Ended 8/31/2019	$10.75	0.61	0.41	1.02	(0.46)	(0.46)
Year Ended 8/31/2018	$12.11	0.65	(1.32)	(0.67)	(0.69)	(0.69)
Year Ended 8/31/2017(f)	$11.65	0.58	0.32	0.90	(0.44)	(0.44)
Year Ended 10/31/2016	$10.57	0.68	0.72	1.40	(0.32)	(0.32)
Class C
Six Months Ended 2/28/2022 (Unaudited)	$11.51	0.15	(1.46)	(1.31)	(0.17)	(0.17)
Year Ended 8/31/2021	$11.23	0.31	0.21	0.52	(0.24)	(0.24)
Year Ended 8/31/2020	$11.22	0.37	(0.09)	0.28	(0.27)	(0.27)
Year Ended 8/31/2019	$10.67	0.51	0.39	0.90	(0.35)	(0.35)
Year Ended 8/31/2018	$12.01	0.53	(1.29)	(0.76)	(0.58)	(0.58)
Year Ended 8/31/2017(f)	$11.57	0.47	0.31	0.78	(0.34)	(0.34)
Year Ended 10/31/2016	$10.50	0.56	0.72	1.28	(0.21)	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$10.11	(11.07%)	1.11%(c)	1.11%(c)	3.47%(c)	16%	$36,832
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12%(d)	3.49%	56%	$43,920
Year Ended 8/31/2020	$11.31	3.40%	1.11%(e)	1.11%(e)	4.13%	175%	$46,632
Year Ended 8/31/2019	$11.29	9.33%	1.11%(e)	1.11%(e)	5.40%	106%	$54,778
Year Ended 8/31/2018	$10.74	(5.97%)	1.13%	1.13%	5.33%	64%	$61,421
Year Ended 8/31/2017(f)	$12.09	7.68%	1.17%(c)	1.17%(c)	5.63%(c)	44%	$77,842
Year Ended 10/31/2016	$11.64	13.30%	1.20%	1.20%	5.91%	44%	$135,877
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$10.13	(10.94%)	0.86%(c)	0.86%(c)	3.71%(c)	16%	$2,455
Year Ended 8/31/2021	$11.61	5.67%	0.87%	0.87%(d)	3.75%	56%	$3,180
Year Ended 8/31/2020	$11.33	3.65%	0.85%(e)	0.85%(e)	4.51%	175%	$4,799
Year Ended 8/31/2019	$11.31	9.69%	0.86%(e)	0.86%(e)	5.51%	106%	$20,141
Year Ended 8/31/2018	$10.75	(5.80%)	0.88%	0.88%	5.60%	64%	$8,734
Year Ended 8/31/2017(f)	$12.11	7.99%	0.91%(c)	0.91%(c)	5.97%(c)	44%	$8,758
Year Ended 10/31/2016	$11.65	13.57%	0.95%	0.95%	6.21%	44%	$1,964
Class C
Six Months Ended 2/28/2022 (Unaudited)	$10.03	(11.49%)	1.86%(c)	1.86%(c)	2.72%(c)	16%	$2,770
Year Ended 8/31/2021	$11.51	4.66%	1.87%	1.87%(d)	2.76%	56%	$4,365
Year Ended 8/31/2020	$11.23	2.55%	1.86%(e)	1.86%(e)	3.39%	175%	$8,881
Year Ended 8/31/2019	$11.22	8.57%	1.86%(e)	1.86%(e)	4.66%	106%	$13,374
Year Ended 8/31/2018	$10.67	(6.63%)	1.88%	1.88%	4.57%	64%	$16,550
Year Ended 8/31/2017(f)	$12.01	6.97%	1.92%(c)	1.92%(c)	4.91%(c)	44%	$20,307
Year Ended 10/31/2016	$11.57	12.43%	1.95%	1.95%	5.16%	44%	$23,714
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$11.60	0.20	(1.45)	(1.25)	(0.23)	(0.23)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.38)	(0.38)
Year Ended 8/31/2019	$10.75	0.62	0.39	1.01	(0.46)	(0.46)
Year Ended 8/31/2018	$12.10	0.65	(1.31)	(0.66)	(0.69)	(0.69)
Year Ended 8/31/2017(f)	$11.65	0.57	0.32	0.89	(0.44)	(0.44)
Year Ended 10/31/2016	$10.57	0.67	0.73	1.40	(0.32)	(0.32)
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$11.60	0.21	(1.47)	(1.26)	(0.23)	(0.23)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.39)	(0.39)
Year Ended 8/31/2019	$10.74	0.63	0.40	1.03	(0.47)	(0.47)
Year Ended 8/31/2018	$12.10	0.65	(1.30)	(0.65)	(0.71)	(0.71)
Year Ended 8/31/2017(f)	$11.64	0.59	0.33	0.92	(0.46)	(0.46)
Year Ended 10/31/2016	$10.56	0.70	0.72	1.42	(0.34)	(0.34)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$11.60	0.21	(1.45)	(1.24)	(0.24)	(0.24)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.50	(0.09)	0.41	(0.39)	(0.39)
Year Ended 8/31/2019	$10.75	0.64	0.39	1.03	(0.48)	(0.48)
Year Ended 8/31/2018	$12.10	0.66	(1.30)	(0.64)	(0.71)	(0.71)
Year Ended 8/31/2017(f)	$11.65	0.61	0.31	0.92	(0.47)	(0.47)
Year Ended 10/31/2016	$10.57	0.71	0.72	1.43	(0.35)	(0.35)
Class R
Six Months Ended 2/28/2022 (Unaudited)	$11.58	0.18	(1.46)	(1.28)	(0.20)	(0.20)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)
Year Ended 8/31/2020	$11.29	0.42	(0.09)	0.33	(0.32)	(0.32)
Year Ended 8/31/2019	$10.73	0.56	0.40	0.96	(0.40)	(0.40)
Year Ended 8/31/2018	$12.08	0.59	(1.31)	(0.72)	(0.63)	(0.63)
Year Ended 8/31/2017(f)	$11.63	0.52	0.32	0.84	(0.39)	(0.39)
Year Ended 10/31/2016	$10.55	0.62	0.73	1.35	(0.27)	(0.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)	$10.12	(10.95%)	0.86%(c)	0.86%(c)	3.71%(c)	16%	$55,811
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87%(d)	3.75%	56%	$44,921
Year Ended 8/31/2020	$11.32	3.66%	0.86%(e)	0.86%(e)	4.40%	175%	$51,668
Year Ended 8/31/2019	$11.30	9.60%	0.86%(e)	0.86%(e)	5.65%	106%	$71,443
Year Ended 8/31/2018	$10.75	(5.72%)	0.88%	0.88%	5.57%	64%	$81,762
Year Ended 8/31/2017(f)	$12.10	7.90%	0.92%(c)	0.92%(c)	5.94%(c)	44%	$94,159
Year Ended 10/31/2016	$11.65	13.57%	0.95%	0.95%	6.17%	44%	$75,526
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)	$10.11	(10.98%)	0.73%(c)	0.73%(c)	3.85%(c)	16%	$49,363
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Year Ended 8/31/2020	$11.31	3.69%	0.73%(e)	0.73%(e)	4.44%	175%	$42,699
Year Ended 8/31/2019	$11.30	9.83%	0.75%(e)	0.75%(e)	5.75%	106%	$35,131
Year Ended 8/31/2018	$10.74	(5.68%)	0.75%	0.74%	5.60%	64%	$36,419
Year Ended 8/31/2017(f)	$12.10	8.18%	0.76%(c)	0.75%(c)	6.10%(c)	44%	$50,366
Year Ended 10/31/2016	$11.64	13.82%	0.74%	0.74%	6.34%	44%	$18,615
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$10.12	(10.87%)	0.68%(c)	0.68%(c)	3.90%(c)	16%	$179,000
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
Year Ended 8/31/2020	$11.32	3.83%	0.68%(e)	0.68%(e)	4.53%	175%	$184,834
Year Ended 8/31/2019	$11.30	9.79%	0.69%(e)	0.69%(e)	5.83%	106%	$182,472
Year Ended 8/31/2018	$10.75	(5.54%)	0.70%	0.69%	5.72%	64%	$202,999
Year Ended 8/31/2017(f)	$12.10	8.13%	0.71%(c)	0.70%(c)	6.17%(c)	44%	$173,174
Year Ended 10/31/2016	$11.65	13.86%	0.69%	0.69%	6.41%	44%	$3,199
Class R
Six Months Ended 2/28/2022 (Unaudited)	$10.10	(11.19%)	1.36%(c)	1.36%(c)	3.22%(c)	16%	$18,371
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37%(d)	3.25%	56%	$21,419
Year Ended 8/31/2020	$11.30	3.05%	1.36%(e)	1.36%(e)	3.87%	175%	$21,748
Year Ended 8/31/2019	$11.29	9.16%	1.36%(e)	1.36%(e)	5.15%	106%	$24,620
Year Ended 8/31/2018	$10.73	(6.20%)	1.38%	1.38%	5.07%	64%	$27,218
Year Ended 8/31/2017(f)	$12.08	7.46%	1.42%(c)	1.42%(c)	5.43%(c)	44%	$33,057
Year Ended 10/31/2016	$11.63	13.03%	1.45%	1.45%	5.64%	44%	$21,289
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements
February 28, 2022 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
22	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
24	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	58,986

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,446
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	216,908	—	216,908
Interest rate risk	—	633,325	633,325
Total	216,908	633,325	850,233

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	175,412	—	175,412
Interest rate risk	—	53,937	53,937
Total	175,412	53,937	229,349
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	6,095,961

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	144,129	(1,223)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2022.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2022:
	Goldman Sachs International ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	58,986	58,986
Liabilities
Forward foreign currency exchange contracts	2,446	-	2,446
Total financial and derivative net assets	(2,446)	58,986	56,540
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	(2,446)	58,986	56,540

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
26	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2022 through December 31, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
For the six months ended February 28, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.19
28	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $318,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	1,735
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2022 through December 31, 2022	Prior to January 1, 2022
Class A	1.16%	1.18%
Advisor Class	0.91	0.93
Class C	1.91	1.93
Institutional Class	0.91	0.93
Institutional 2 Class	0.77	0.79
Institutional 3 Class	0.73	0.76
Class R	1.41	1.43
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2022 through December 31, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
386,554,000	2,224,000	(50,132,000)	(47,908,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,421,637)	(23,716,004)	(28,137,641)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $62,098,087 and $51,372,476, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
30	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,360,000	0.67	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended February 28, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
32	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2022, affiliated shareholders of record owned 59.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted below, no items requiring additional disclosure.
Columbia Emerging Markets Bond Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
February 28, 2022 (Unaudited)
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. Since the invasion, the value and liquidity of securities with exposure in Russia, Ukraine and Belarus have experienced significant declines.  At February 28, 2022, securities with exposure in these countries represented 2.4% of the Fund’s net assets.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia Emerging Markets Bond Fund | Semiannual Report 2022

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Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR141_08_M01_(04/22)

COLUMBIA THREADNEEDLE
INVESTMENTS

Your success. Our priority.

SEMIANNUAL REPORT

February 28, 2022

COLUMBIA PYRFORD INTERNATIONAL STOCK FUND

(Successor to BMO Pyrford International Stock Fund, a series of BMO Funds, Inc.)

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	12
Statement of Changes in Net Assets ................................................................................................................................	13
Financial Highlights.......................................................................................................................................................	16
Notes to Financial Statements ........................................................................................................................................	20
Approval of Management and Subadvisory Agreements.........................................................................................................	31

If you elect to receive the shareholder report for Columbia Pyrford International Stock Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund's shareholder report is available at the Columbia funds' website  (columbiathreadneedleus.com/investor/) . If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting  columbiathreadneedleus.com/investor/;  or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT filings are available on the SEC's website at  sec.gov.  The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit  columbiathreadneedleus.com/investor/  or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Pyrford International Stock Fund | Semiannual Report 2022

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with capital appreciation.

Portfolio management

Pyrford International Ltd

Tony Cousins, CFA

Paul Simons, CFA

Daniel McDonagh, CFA

Morningstar style boxTM

Equity Style

Value Blend Growth

Small Medium Large

Size

The Morningstar Style Box is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and

(3)is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 28, 2022)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class A* Excluding sales charges	05/27/14	-3.90	6.11	5.81	5.54
Including sales charges		-9.42	0.02	4.55	4.92
Advisor Class	12/29/11	-3.76	6.44	6.09	5.81
Class C* Excluding sales charges	12/15/21	-4.24	5.38	5.03	4.76
Including sales charges		-5.17	4.38	5.03	4.76
Institutional Class*	12/15/21	-3.76	6.44	6.09	5.81
Institutional 2 Class*	12/15/21	-3.76	6.44	6.09	5.81
Institutional 3 Class*	05/27/14	-3.68	6.59	6.26	5.94
Class R*	12/15/21	-4.03	5.87	5.55	5.28
MSCI EAFE Index (Net)		-6.78	2.83	7.16	6.15

The Fund is the successor to BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc., pursuant to a reorganization of the Predecessor Fund with and into the Fund (the Reorganization). The Fund commenced operations on December 10, 2021. Performance information, including the share class inception date, shown for the Fund's Class A, Advisor Class, and Institutional 3 Class shares for all periods prior to December 10, 2021 includes historical information of the Predecessor Fund's corresponding Advisor

Class, Institutional Class, and Class R6 shares, respectively.

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other share classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting  columbiathreadneedleus.com/investor/  or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Predecessor Fund inception) include the returns of the Predecessor Fund's Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit  columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-   performance  for more information. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	3

FUND AT A GLANCE (continued)

(Unaudited)

Equity sector breakdown (%) (at February 28, 2022)
Communication Services	12.8
Consumer Discretionary	4.0
Consumer Staples	15.6
Energy	5.6
Financials	12.2
Health Care	11.1
Industrials	22.8
Information Technology	6.6
Materials	5.2
Utilities	4.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Country breakdown (%) (at February 28, 2022)
Australia	10.6
China	1.7
Finland	2.4
France	7.3
Germany	9.1
Hong Kong	3.2
Indonesia	2.2
Japan	13.4
Malaysia	3.0
Netherlands	3.0
Norway	1.8
Singapore	6.0
Sweden	1.5
Switzerland	11.2
Taiwan	2.9
United Kingdom	18.2
United States(a)	2.5
Total	100.0

(a) Includes investments in Money Market Funds.

Country breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments, excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

4 Columbia Pyrford International Stock Fund | Semiannual Report 2022

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2021 — February 28, 2022
	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	961.00	1,018.94	5.74	5.91	1.18
Advisor Class	1,000.00	1,000.00	962.40	1,020.18	4.53	4.66	0.93
Class C	1,000.00	1,000.00	995.10(a)	1,015.27	3.88(a)	9.59	1.92(a)

Institutional Class	1,000.00	1,000.00	997.20(a)	1,020.23	1.86(a)	4.61	0.92(a)

Institutional 2 Class	1,000.00	1,000.00	997.20(a)	1,020.78	1.64(a)	4.06	0.81(a)
Institutional 3 Class	1,000.00	1,000.00	963.20	1,020.98	3.75	3.86	0.77
Class R	1,000.00	1,000.00	995.80(a)	1,017.75	2.87(a)	7.10	1.42(a)

(a) Based on operations from December 15, 2021 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates and any predecessor firms that were in place during the performance periods shown not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	5

PORTFOLIO OF INVESTMENTS

February 28, 2022 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 95.4%

Issuer	Shares	Value ($)
Australia 10.5%
Brambles Ltd.	1,963,689	14,143,908
Computershare Ltd.	777,281	12,281,317
Endeavour Group Ltd.	425,210	2,220,751
QBE Insurance Group Ltd.	1,087,855	9,078,180
Rio Tinto Ltd.	88,566	7,637,673
Woodside Petroleum Ltd.	626,526	13,092,064
Woolworths Group Ltd.	446,825	11,553,867

Total		70,007,760

China 1.7%
China Mobile Ltd.	1,658,000	11,216,355

Finland 2.4%
KONE OYJ, Class B	81,960	4,782,663
Sampo OYJ, Class A	234,519	11,065,678

Total		15,848,341

France 7.3%
Air Liquide SA	76,375	12,686,284
Bureau Veritas A	365,459	10,449,513
Legrand SA	97,763	9,222,974
Rubis SCA	154,866	4,821,346
Sanofi	108,488	11,340,532

Total		48,520,649

Germany 7.5%
Brenntag SE	145,497	12,197,382
Deutsche Post AG	207,023	10,405,436
Fielmann AG	136,802	8,103,333
GEA Group AG	167,581	7,328,118
SAP SE	107,466	12,122,598

Total		50,156,867

Hong Kong 3.2%
AIA Group Ltd.	641,800	6,664,352
Power Assets Holdings Ltd.	1,233,069	7,771,451
VTech Holdings Ltd.	841,600	6,919,458

Total		21,355,261

Common Stocks (continued)

Issuer	Shares	Value ($)
Indonesia 2.2%
PT Bank Rakyat Indonesia Persero Tbk	23,311,900	7,454,219
PT Telekomunikasi Indonesia Persero Tbk	22,653,700	6,839,448

Total		14,293,667

Japan 13.4%
ABC-Mart, Inc.	225,500	9,784,510
Japan Tobacco, Inc.	1,058,968	19,475,661
KDDI Corp.	480,800	15,645,836
Mitsubishi Electric Corp.	1,166,700	14,111,846
Nabtesco Corp.	263,500	7,303,046
Nihon Kohden Corp.	395,900	10,801,839
Sumitomo Rubber Industries Ltd.	728,500	7,049,106
Toyota Tsusho Corp.	109,900	4,562,502

Total		88,734,346

Malaysia 2.9%
Axiata Group Bhd	7,829,000	7,328,325
Malayan Banking Bhd	5,866,500	12,257,810

Total		19,586,135

Netherlands 3.0%
Koninklijke Philips NV	133,630	4,564,625
Koninklijke Vopak NV	237,788	8,811,816
Wolters Kluwer NV	64,328	6,554,369

Total		19,930,810

Norway 1.8%
Telenor ASA	787,898	11,657,433

Singapore 5.9%
ComfortDelGro Corp., Ltd.	9,298,100	9,712,286
Singapore Technologies Engineering Ltd.	1,752,500	4,966,453
Singapore Telecommunications Ltd.	6,554,707	12,295,184
United Overseas Bank Ltd.	561,902	12,488,491

Total		39,462,414

Sweden 1.5%
ASSA ABLOY AB, Class B	129,878	3,409,001
Atlas Copco AB, Class A	64,330	3,299,107
Essity AB, Class B	117,155	3,015,095

Total		9,723,203

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Columbia Pyrford International Stock Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Switzerland 11.1%
Geberit AG	5,026	3,287,896
Givaudan SA	781	3,260,992
Nestlé SA, Registered Shares	144,108	18,776,659
Novartis AG, Registered Shares	177,608	15,610,227
Roche Holding AG, Genusschein Shares	45,872	17,373,269
Schindler Holding AG	14,958	3,432,044
SGS SA, Registered Shares	1,599	4,575,302
Zurich Insurance Group AG	16,796	7,709,298

Total		74,025,687

Taiwan 2.9%
Advantech Co., Ltd.	285,000	3,753,027
Chunghwa Telecom Co., Ltd.	1,662,000	7,386,954
Merida Industry Co., Ltd.	89,000	906,457
Taiwan Semiconductor Manufacturing Co., Ltd.	339,000	7,288,350

Total		19,334,788

United Kingdom 18.1%
BP PLC	1,220,421	5,948,474
British American Tobacco PLC	297,783	13,050,909
Bunzl PLC	209,550	8,280,950
GlaxoSmithKline PLC	581,737	12,131,618
IMI PLC	253,123	4,958,724
Imperial Brands PLC	396,738	8,675,175
Legal & General Group PLC	3,236,046	11,965,046

Common Stocks (continued)

Issuer	Shares	Value ($)
National Grid PLC	932,615	14,100,545
Reckitt Benckiser Group PLC	129,915	11,000,828
Shell PLC	301,793	7,958,522
Unilever PLC	247,722	12,429,340
Vodafone Group PLC	5,724,522	10,077,100

Total		120,577,231

Total Common Stocks
(Cost $527,515,813)		634,430,947

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Germany 1.5%
Fuchs Petrolub SE	257,955	10,191,990

Total Preferred Stocks
(Cost $9,837,499)		10,191,990

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(a),(b)	16,366,978	16,362,068
Total Money Market Funds
(Cost $16,363,374)		16,362,068

Total Investments in Securities
(Cost $553,716,686)		660,985,005

Other Assets & Liabilities, Net		3,741,094

Net Assets		$664,726,099

Notes to Portfolio of Investments

(a)The rate shown is the seven-day current annualized yield at February 28, 2022.

(b)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
BMO Government Money Market Fund, Premier Class†
	33,935,545	83,811,441	(117,746,986)	—	—	—	799	—
Columbia Short-Term Cash Fund, 0.168%
	—	86,323,750	(69,960,376)	(1,306)	16,362,068	(438)	3,711	16,366,978
Total	33,935,545			(1,306)	16,362,068	(438)	4,510

†Issuer was not an affiliate at the end of period.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2022	7

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2022:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	70,007,760	—	70,007,760
China	—	11,216,355	—	11,216,355
Finland	—	15,848,341	—	15,848,341
France	—	48,520,649	—	48,520,649
Germany	—	50,156,867	—	50,156,867
Hong Kong	—	21,355,261	—	21,355,261
Indonesia	—	14,293,667	—	14,293,667
Japan	—	88,734,346	—	88,734,346
Malaysia	—	19,586,135	—	19,586,135
Netherlands	—	19,930,810	—	19,930,810
Norway	—	11,657,433	—	11,657,433
Singapore	—	39,462,414	—	39,462,414
Sweden	—	9,723,203	—	9,723,203
Switzerland	—	74,025,687	—	74,025,687

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Columbia Pyrford International Stock Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Taiwan	—	19,334,788	—	19,334,788
United Kingdom	—	120,577,231	—	120,577,231
Total Common Stocks	—	634,430,947	—	634,430,947
Preferred Stocks
Germany	—	10,191,990	—	10,191,990
Total Preferred Stocks	—	10,191,990	—	10,191,990
Money Market Funds	16,362,068	—	—	16,362,068
Total Investments in Securities	16,362,068	644,622,937	—	660,985,005

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2022	9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $537,353,312)	$644,622,937
Affiliated issuers (cost $16,363,374)	16,362,068
Foreign currency (cost $1,018,614)	1,005,959
Receivable for:
Investments sold	2,788,308
Capital shares sold	32,157
Dividends	2,457,562
Foreign tax reclaims	2,175,186
Expense reimbursement due from Investment Manager	9,278
Other assets	127,955
Total assets	669,581,410
Liabilities
Payable for:
Investments purchased	3,133,049
Capital shares purchased	1,398,930
Management services fees	47,014
Distribution and/or service fees	42
Transfer agent fees	157,597
Compensation of board members	2,549
Compensation of chief compliance officer	28
Other expenses	116,102
Total liabilities	4,855,311
Net assets applicable to outstanding capital stock	$664,726,099

Represented by
Paid in capital	565,577,226
Total distributable earnings (loss)	99,148,873
Total - representing net assets applicable to outstanding capital stock	$664,726,099

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Pyrford International Stock Fund | Semiannual Report 2022

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2022 (Unaudited)

Class A

Net assets	$2,030,976
Shares outstanding	139,752
Net asset value per share	$14.53
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.42
Advisor Class
Net assets	$424,772,460
Shares outstanding	29,944,605
Net asset value per share	$14.19
Class C
Net assets	$2,488
Shares outstanding	173
Net asset value per share(a)	$14.35
Institutional Class
Net assets	$48,931
Shares outstanding	3,489
Net asset value per share(a)	$14.03
Institutional 2 Class
Net assets	$2,493
Shares outstanding	178
Net asset value per share(a)	$14.03
Institutional 3 Class
Net assets	$237,866,261
Shares outstanding	16,756,084
Net asset value per share	$14.20
Class R
Net assets	$2,490
Shares outstanding	173
Net asset value per share(a)	$14.36

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2022	11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$7,931,467
Dividends — affiliated issuers	4,510
Income from securities lending — net	35,294
Foreign taxes withheld	(300,083)
Total income	7,671,188
Expenses:
Management services fees	2,801,341
Distribution and/or service fees
Class A	2,393
Class C(a)	5
Class R(b)	2
Transfer agent fees
Class A	850
Advisor Class	196,205
Class C(a)	1
Institutional Class(c)	12
Institutional 3 Class	10,739
Class R(b)	1
Administration fees	198,702
Compensation of board members	36,874
Custodian fees	97,703
Registration fees	62,596
Audit fees	17,922
Legal fees	5,521
Interest on interfund lending	202
Compensation of chief compliance officer	28
Other	5,341
Total expenses	3,436,438
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(285,127)
Total net expenses	3,151,311
Net investment income	4,519,877
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,614,540
Investments — affiliated issuers	(438)
Foreign currency translations	(78,699)
Net realized gain	10,535,403
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(42,247,952)
Investments — affiliated issuers	(1,306)
Foreign currency translations	(39,534)
Net change in unrealized appreciation (depreciation)	(42,288,792)
Net realized and unrealized loss	(31,753,389)
Net decrease in net assets resulting from operations	$(27,233,512)

(a)Class C shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

(b)Class R shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

(c)Institutional Class shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Pyrford International Stock Fund | Semiannual Report 2022

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Operations
Net investment income	$4,519,877	$21,027,865
Net realized gain	10,535,403	15,397,838
Net change in unrealized appreciation (depreciation)	(42,288,792)	81,529,297
Net increase (decrease) in net assets resulting from operations	(27,233,512)	117,955,000
Distributions to shareholders
Net investment income and net realized gains
Class A	(55,459)	(29,628)
Advisor Class	(15,466,525)	(9,953,693)
Institutional 3 Class	(8,840,663)	(5,751,129)
Total distributions to shareholders	(24,362,647)	(15,734,450)
Decrease in net assets from capital stock activity	(44,841,546)	(36,044,416)
Redemption fees	10	320
Total increase (decrease) in net assets	(96,437,695)	66,176,454
Net assets at beginning of period	761,163,794	694,987,340
Net assets at end of period	$664,726,099	$761,163,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2022	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)(a), (b), (c), (d)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	15,692	232,904	8,736	134,879
Distributions reinvested	3,688	53,915	2,032	28,673
Redemptions	(7,094)	(106,850)	(17,232)	(244,656)
Net increase (decrease)	12,286	179,969	(6,464)	(81,104)
Advisor Class
Subscriptions	1,678,209	24,923,475	6,140,889	86,990,056
Distributions reinvested	975,399	13,918,949	628,228	8,650,698
Redemptions	(4,646,919)	(67,772,650)	(9,665,791)	(138,299,618)
Net decrease	(1,993,311)	(28,930,226)	(2,896,674)	(42,658,864)
Class C
Subscriptions	173	2,500	—	—
Net increase	173	2,500	—	—
Institutional Class
Subscriptions	3,489	50,410	—	—
Net increase	3,489	50,410	—	—
Institutional 2 Class
Subscriptions	178	2,500	—	—
Net increase	178	2,500	—	—
Institutional 3 Class
Subscriptions	688,118	10,082,987	2,547,709	34,913,221
Distributions reinvested	619,048	8,833,813	417,621	5,750,643
Redemptions	(2,410,666)	(35,065,999)	(2,400,994)	(33,968,312)
Net increase (decrease)	(1,103,500)	(16,149,199)	564,336	6,695,552
Class R
Subscriptions	173	2,500	—	—
Net increase	173	2,500	—	—
Total net decrease	(3,080,512)	(44,841,546)	(2,338,802)	(36,044,416)

(a)Institutional 2 Class shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

(b)Class C shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

(c)Class R shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

(d)Institutional Class shares are based on operations from December 15, 2021 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Pyrford International Stock Fund | Semiannual Report 2022

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Columbia Pyrford International Stock Fund | Semiannual Report 2022	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$15.58	0.07	(0.67)	(0.60)	(0.36)	(0.09)	(0.45)
Year Ended 8/31/2021(f),(g)	$13.56	0.37	1.89	2.26	(0.24)	—	(0.24)
Year Ended 8/31/2020(f),(g)	$13.08	0.26	0.54	0.80	(0.32)	—	(0.32)
Year Ended 8/31/2019(g)	$13.43	0.32	(0.34)	(0.02)	(0.33)	—	(0.33)
Year Ended 8/31/2018(g)	$13.16	(0.09)	0.36	0.27	—	—	—
Year Ended 8/31/2017(f),(g)	$12.18	0.40	0.83	1.23	(0.25)	—	(0.25)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$15.24	0.09	(0.66)	(0.57)	(0.39)	(0.09)	(0.48)
Year Ended 8/31/2021(f),(g)	$13.29	0.40	1.85	2.25	(0.30)	—	(0.30)
Year Ended 8/31/2020(f),(g)	$12.84	0.31	0.51	0.82	(0.37)	—	(0.37)
Year Ended 8/31/2019(g)	$13.18	0.33	(0.33)	0.00(h)	(0.34)	—	(0.34)
Year Ended 8/31/2018(g)	$13.21	0.37	(0.06)	0.31	(0.34)	—	(0.34)
Year Ended 8/31/2017(f),(g)	$12.22	0.32	0.94	1.26	(0.27)	—	(0.27)
Class C
Six Months Ended 2/28/2022 (Unaudited)(i)	$14.42	0.01	(0.08)	(0.07)	—	—	—
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(j)	$14.07	0.03	(0.07)	(0.04)	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(k)	$14.07	0.04	(0.08)	(0.04)	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Pyrford International Stock Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$14.53	(3.90%)	1.27%(d),(e)	1.18%(d),(e)	0.95%(d)	11%	$2,031
Year Ended 8/31/2021(f),(g)	$15.58	16.83%	1.20%	1.19%	2.54%	13%	$1,986
Year Ended 8/31/2020(f),(g)	$13.56	6.11%	1.20%	1.19%	1.95%	28%	$1,816
Year Ended 8/31/2019(g)	$13.08	0.04%	1.21%	1.19%	2.32%	16%	$4,621
Year Ended 8/31/2018(g)	$13.43	2.05%	1.20%	1.18%	2.88%	20%	$6,037
Year Ended 8/31/2017(f),(g)	$13.16	10.38%	1.30%	1.21%	3.11%	33%	$891
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$14.19	(3.76%)	1.01%(d),(e)	0.93%(d),(e)	1.20%(d)	11%	$424,772
Year Ended 8/31/2021(f),(g)	$15.24	17.18%	0.95%	0.94%	2.78%	13%	$486,673
Year Ended 8/31/2020(f),(g)	$13.29	6.38%	0.95%	0.94%	2.40%	28%	$463,023
Year Ended 8/31/2019(g)	$12.84	0.25%	0.96%	0.94%	2.71%	16%	$486,114
Year Ended 8/31/2018(g)	$13.18	2.34%	0.96%	0.94%	2.41%	20%	$485,053
Year Ended 8/31/2017(f),(g)	$13.21	10.68%	1.05%	0.96%	2.59%	33%	$593,746
Class C
Six Months Ended 2/28/2022 (Unaudited)(i)	$14.35	(0.49%)	2.09%(d),(e)	1.92%(d),(e)	0.23%(d)	11%	$2
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(j)	$14.03	(0.28%)	1.09%(d),(e)	0.92%(d),(e)	0.96%(d)	11%	$49
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(k)	$14.03	(0.28%)	0.97%(d),(e)	0.81%(d),(e)	1.35%(d)	11%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2022	17

FINANCIAL HIGHLIGHTS (continued)

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(g)	$15.26	0.10	(0.66)	(0.56)	(0.41)	(0.09)	(0.50)
Year Ended 8/31/2021(f),(g)	$13.31	0.43	1.84	2.27	(0.32)	—	(0.32)
Year Ended 8/31/2020(f),(g)	$12.86	0.34	0.50	0.84	(0.39)	—	(0.39)
Year Ended 8/31/2019(g)	$13.20	0.34	(0.31)	0.03	(0.37)	—	(0.37)
Year Ended 8/31/2018(g)	$13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)
Year Ended 8/31/2017(f),(g)	$12.23	0.40	0.88	1.28	(0.29)	—	(0.29)
Class R
Six Months Ended 2/28/2022 (Unaudited)(l)	$14.42	0.02	(0.08)	(0.06)	—	—	—

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on December 10, 2021.

(d)Annualized.

(e)Ratios include interfund lending expense which is less than 0.01%.

(f)Net investment income (loss) per share calculated using the average shares method.

(g)Redemption fees consisted of per share amounts less than $0.01.

(h)Rounds to zero.

(i)Class C shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.

(j)Institutional Class shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.

(k)Institutional 2 Class shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.

(l)Class R shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Pyrford International Stock Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(g)	$14.20	(3.68%)	0.85%(d),(e)	0.77%(d),(e)	1.36%(d)	11%	$237,866
Year Ended 8/31/2021(f),(g)	$15.26	17.31%	0.80%	0.79%	2.99%	13%	$272,505
Year Ended 8/31/2020(f),(g)	$13.31	6.54%	0.80%	0.79%	2.65%	28%	$230,148
Year Ended 8/31/2019(g)	$12.86	0.44%	0.81%	0.79%	2.86%	16%	$163,829
Year Ended 8/31/2018(g)	$13.20	2.55%	0.81%	0.79%	3.32%	20%	$155,368
Year Ended 8/31/2017(f),(g)	$13.22	10.85%	0.90%	0.81%	3.21%	33%	$48,889
Class R
Six Months Ended 2/28/2022 (Unaudited)(l)	$14.36	(0.42%)	1.59%(d),(e)	1.42%(d),(e)	0.74%(d)	11%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund | Semiannual Report 2022	19

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

Note 1. Organization

Columbia Pyrford International Stock Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund was formed for the purposes of acquiring the assets of BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. (the Predecessor Company). The Fund commenced operations as of December 10, 2021 (the Closing Date), upon the Fund's acquisition of the assets of the Predecessor Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. See Note 9 for more information about the Reorganization.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund's prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund's prospectus. In connection with the Reorganization, the Fund issued and delivered to shareholders of the Predecessor Fund, in exchange for the net assets attributable to each class of its shares, shares of a corresponding class of shares as of the Closing

Date. Accordingly, Class A, Advisor Class and Institutional 3 Class shares of the Fund commenced operations on the Closing Date. Class C, Institutional Class, Institutional 2 Class and Class R shares of the Fund commenced operations on December 15, 2021.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities

20 Columbia Pyrford International Stock Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Redemption Fees

The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Securities Lending

The Predecessor Fund participated in a security lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company served as the securities lending agent for the program. The net securities lending income earned as of February 28, 2022 by the Fund is included in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	21

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

22 Columbia Pyrford International Stock Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 3. Fees and other transactions with affiliates

Management service fees

Effective upon the Closing Date, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.87% to 0.62% as the Fund's net assets increase. Prior to the Closing Date, BMO Asset Management Corp. (the Predecessor Fund's Adviser) provided investment advisory services to the Predecessor Fund. The Predecessor Fund paid a percentage of the Predecessor Fund's daily net assets that ranged from 0.735% to 0.560% to the Predecessor Fund's Adviser for investment advisory fees. The increase in the current management services fee is related to inclusion of the administrative portion of the management services fee, while the Predecessor Fund had been charged an administrative fee separately, equal to an annual rate of 0.15% of the Fund daily net assets. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.78% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd (Pyrford) to serve as the subadviser to the Fund. Pyrford is an affiliate of the Investment Manager. The Investment Manager compensates Pyrford to manage the investment of the Fund's assets.

Compensation of board members

Effective upon the Closing Date, members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. Prior to the Closing Date, each independent director of the Predecessor Fund was paid an aggregate retainer, which is included in "Compensation of board members" on the Statement of Operations. Neither the Predecessor Fund's Adviser nor the Predecessor Fund maintained any deferred compensation, pension or retirement plans, and no pension or retirement benefits were assumed by the Fund in the Reorganization.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. Effective upon the Closing Date, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets, as disclosed in the Statement of Operations.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund, effective upon the Closing Date. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Pyrford International Stock Fund | Semiannual Report 2022	23

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the period from the Closing Date through February 28, 2022, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.19

Effective upon the Closing Date, an annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, no minimum account balance fees were charged by the Fund.

Distribution and service fees

Effective upon the Closing Date, the Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund's average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

Prior to the Closing Date, the Predecessor Fund was subject to a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan authorized payments by the Predecessor Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provided that the Predecessor Fund may have incurred distribution expenses of up to 0.25% of the average daily net assets of the Predecessor Fund's Advisor Class shares.

Sales charges

Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:

	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	1,018
Class C	—	1.00(b)	—

(a)This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

24 Columbia Pyrford International Stock Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

The Fund's other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

Effective upon the Closing Date, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the classes' average daily net assets:

Fee rate(s) contractual
through
December 31, 2023
Class A	1.17%
Advisor Class	0.92
Class C	1.92
Institutional Class	0.92
Institutional 2 Class	0.81
Institutional 3 Class	0.75
Class R	1.42

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if appli-

cable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Prior to the Closing Date, the Predecessor Fund's Adviser agreed to waive or reduce its investment advisory fee or reimburse expenses of the Predecessor Fund to the extent necessary to prevent class-specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a fund's business) from exceeding 1.19%, 0.94% and 0.79% for Advisor Class, Institutional Class and Class R6 shares, respectively. In connection with the Reorganization, Class A, Advisor Class and Institutional 3 Class shares of the Fund were issued to shareholders of Advisor Class, Institutional Class and Class R6, respectively, of the Predecessor Fund, in proportion to their holdings of such class of shares of the Predecessor Fund.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
553,717,000	132,909,000	(25,641,000)	107,268,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	25

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

The following capital loss carryforwards, determined at August 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration	No expiration
short-term ($)	long-term ($)	Total ($)
—	3,359,215	3,359,215

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,367,137 and $142,070,726, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Transactions to realign the portfolio for the Fund following the Reorganization as described in Note 9 are excluded for purposes of calculating the Fund's portfolio turnover rate. These repositioning transactions amounted to cost of purchases and proceeds from sales of $7,584,841 and $3,194,143, respectively.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes, effective upon the Closing Date. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

Prior to the Closing Date, the Predecessor Fund participated in an interfund lending program that allowed the Predecessor Fund to borrow cash from certain BMO Money Market Funds, each a series of the Predecessor Company, for temporary purposes.

The Fund's activity in the Interfund Program during the six months ended February 28, 2022 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	2,388,330	0.64	5

26 Columbia Pyrford International Stock Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.

Note 8. Line of credit

Pursuant to a March 1, 2022 amendment and restatement, the Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the Closing Date, the Predecessor Fund participated in a $25 million unsecured, committed revolving line of credit agreement with State Street Bank and Trust Company. The line of credit was made available for extraordinary or emergency purposes, primarily for funding redemption payments. The Predecessor Fund was charged interest at a rate that was the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum was charged on the daily unused portion with no administrative fee.

The Fund and the Predecessor Fund had no borrowings during the period ended February 28, 2022.

Note 9. Fund reorganization

Effective after the close of business on December 10, 2021, Columbia Pyrford International Stock Fund acquired all of the assets and assumed the identified liabilities of BMO Pyrford International Stock Fund, a series of BMO Funds, Inc., in exchange for shares of the Fund and the Fund's assumption of (i) liabilities and obligations of the Predecessor Fund reflected on the Statement of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with GAAP and (ii) any obligation of the Predecessor Fund to indemnify the members of the Board of Directors of the Predecessor Company under the Predecessor Company's Articles of Incorporation and By-Laws. The Predecessor Fund is considered the accounting and performance survivor of the Reorganization. Accordingly, the Fund adopted the performance and financial history of the Predecessor Fund. The Board of Directors of the Predecessor Company approved agreements and plans of reorganization providing for the Reorganization at a meeting held in August 2021 and shareholders of the Predecessor Fund approved the Reorganization at a meeting held on November 23, 2021. The purpose of the Reorganization was to combine two funds with comparable investment objectives and strategies.

The Reorganization was accomplished by a tax-free exchange in which Predecessor Fund shareholders were issued shares of the Fund that were equal in aggregate net asset value to the shares of the Predecessor Fund that those shareholders held immediately prior to the effective time of the Reorganization.

The Predecessor Fund exchanged 50,775,843 shares valued at $725,840,979 (including $114,807,715 of unrealized appreciation/(depreciation)) in the Reorganization.

In connection with the Reorganization, Columbia Pyrford International Stock Fund issued the following number of shares:

Shares
Class A	127,842
Advisor Class	32,519,865
Institutional 3 Class	18,128,136

For financial reporting purposes, net assets received from the Predecessor Fund, and shares issued by Columbia Pyrford International Stock Fund were recorded at fair value. The Predecessor Fund's cost of investments was carried forward.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	27

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Assuming the Reorganization had taken place on September 1, 2021 (the beginning of the fiscal year for the Fund and the Predecessor Fund), and because Columbia Pyrford International Stock Fund was newly organized with no investment operations prior to the Reorganization, the pro forma results of operations for the six months ended February 28, 2022 are approximately equal to the amounts reported on the Statement of Operations.

Note 10. Significant risks

Foreign securities and emerging market countries risk

Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.

Geographic focus risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund's NAV may be more volatile than the NAV of a more geographically diversified fund.

Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund's investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe which are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. In addition, the private and public sectors' debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK's departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

Industrials sector risk

The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

28 Columbia Pyrford International Stock Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.

The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At February 28, 2022, three unaffiliated shareholders of record owned 51.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 11. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted in Note 8 above, no items requiring additional disclosure.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	29

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 12. Change in Independent Registered Public Accounting Firm

At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen) as the independent registered public accounting firm for the Fund. Effective November 10, 2021 (the Dismissal Date), in connection with the reorganization of the Predecessor Fund with and into the Fund, wherein the Predecessor Fund is the accounting survivor, KPMG, LLP (KPMG) was dismissed as the independent registered public accounting firm for the Predecessor Fund.

KPMG's reports on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the Dismissal Date, there were no: (1) disagreements between the Predecessor Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Predecessor Fund's financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.

Note 13. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual

(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

30 Columbia Pyrford International Stock Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

On August 16, 2021, the Board of Trustees (the Board) and the independent Board members (the Independent Trustees) of Columbia Funds Series Trust II (the Trust) unanimously approved, for an initial two-year term, the management agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the subadvisory agreement (the Subadvisory Agreement, and together with the Management Agreement, the Advisory Agreements) with Pyrford International Ltd (the Subadviser) with respect to Columbia Pyrford International Stock Fund (the Fund), a series of the Trust. As detailed below, the Board and the Board's Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and the Subadviser before determining to approve the Management Agreement and the Subadvisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreements, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board's most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, with representatives of the Investment Manager and Subadviser at the Committee and Board meetings held in June and August 2021. The Committee and the Board also consulted with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations.

The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•Information on the Fund's proposed management fees, anticipated total expenses and the subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•Terms of the Advisory Agreements;

•The Investment Manager's proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Information regarding the resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager and Subadviser with respect to compliance monitoring services;

•The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•The anticipated merger of BMO Pyrford International Stock Fund (the predecessor fund) into the Fund, pursuant to which the predecessor fund would be the surviving fund from an accounting and performance standpoint.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Advisory Agreements.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	31

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services to be provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.

The Board also considered the oversight of the administrative and transfer agency services to be provided by Columbia Management Investment Services Corp. (CMIS), an affiliate of the Investment Manager. The Board observed that the Investment Manager currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.

With respect to the Subadviser, the Board observed that the Subadviser's code of ethics and compliance program had been reviewed by the Funds' Chief Compliance Officer and were determined to be reasonably designed to prevent violation of the federal securities laws. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreements supported the approval of the Management Agreement and the Subadvisory Agreement.

Investment performance

The Board noted that although the Fund had not yet commenced operations, it was proposed to merge with the predecessor fund that was expected to be the accounting and performance survivor of its merger into the Fund. The Board observed the historical performance of the predecessor fund, which had a substantially identical objective and principal investment strategy to those of the Fund and whose day-to-day portfolio management services were provided by the Subadviser. In this regard, the Board observed that the performance of the predecessor fund for certain periods was within the range of peers based on information provided by Morningstar, Inc.

32 Columbia Pyrford International Stock Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

The Board also considered the Investment Manager's and Subadviser's performance and reputation generally and the Investment Manager's evaluation of the Subadviser's expected contribution to the Fund's broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager and the Subadviser, in light of other considerations, supported the approval of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates and the Subadviser from their relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board observed that the proposed total expense ratio for the Fund approximated its peer group median and was below the current expense ratio of the predecessor fund.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Management Agreement and the Subadvisory Agreement.

Additionally, the Board reviewed the level of subadvisory fees to be paid to the Subadviser, noting that the fees would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board noted that the proposed subadvisory fees approximated the fees paid currently to the Subadviser for its services to the predecessor fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the approval of each of the Management Agreement and the Subadvisory Agreement.

The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing, operating and distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that the Management Agreement for the Fund provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund's assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

Columbia Pyrford International Stock Fund | Semiannual Report 2022	33

APPROVAL OF MANAGEMENT AND SUBADVISORY

AGREEMENTS (continued)

On August 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved each of the Advisory Agreements.

34 Columbia Pyrford International Stock Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Pyrford International Stock Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to  columbiathreadneedleus.com/investor/ . The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2022 Columbia Management Investment Advisers, LLC.  columbiathreadneedleus.com/investor/

SAR319_08_M01_(04/22)

SEMIANNUAL REPORT

February 28, 2022

COLUMBIA INTEGRATED LARGE CAP GROWTH FUND

(Successor to BMO Large-Cap Growth Fund, a series of BMO Funds, Inc.)

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	12
Statement of Changes in Net Assets ................................................................................................................................	13
Financial Highlights.......................................................................................................................................................	16
Notes to Financial Statements ........................................................................................................................................	20
Approval of Management Agreement ................................................................................................................................	30

If you elect to receive the shareholder report for Columbia Integrated Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund's shareholder report is available at the Columbia funds' website  (columbiathreadneedleus.com/investor/) . If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting  columbiathreadneedleus.com/investor/;  or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT filings are available on the SEC's website at  sec.gov.  The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit  columbiathreadneedleus.com/investor/  or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with capital appreciation.

Portfolio management

Ernesto Ramos, Ph.D.

Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 21, 2022)

J.P. Gurnee, CFA Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund December 2020 - January 21, 2022)

Jason Hans, CFA Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund February 2012 - January 21, 2022)

Morningstar style boxTM

Equity Style

Value Blend Growth

Small Medium Large

Size

The Morningstar Style Box is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and

(3)is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 28, 2022)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class A* Excluding sales charges	05/27/14	-8.73	11.01	16.74	15.80
Including sales charges		-13.98	4.61	15.36	15.11
Advisor Class	01/31/08	-8.61	11.26	17.04	16.09
Class C* Excluding sales charges	01/26/22	-9.09	10.13	15.87	14.94
Including sales charges		-9.85	9.21	15.87	14.94
Institutional Class*	01/26/22	-8.61	11.26	17.04	16.09
Institutional 2 Class*	01/26/22	-8.61	11.26	17.04	16.09
Institutional 3 Class*	12/28/15	-8.56	11.39	17.22	16.20
Class R*	01/26/22	-8.86	10.69	16.45	15.51
Russell 1000 Growth Index		-7.75	12.55	20.24	16.97

The Fund is the successor to BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc., pursuant to a reorganization of the Predecessor Fund with and into the Fund (the Reorganization). The Fund commenced operations on January 21, 2022. Performance information, including the share class inception date, shown for the Fund's Class A, Advisor Class, and Institutional 3 Class shares for all periods prior to January 21, 2022 includes historical information of the Predecessor Fund's corresponding Advisor Class, Institutional Class, and Class R6 shares, respectively.

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other share classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Predecessor Fund inception) include the returns of the Predecessor Fund's Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended- performance for more information. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

The Russell 1000® Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at February 28, 2022)
Communication Services	12.5
Consumer Discretionary	15.7
Consumer Staples	3.4
Financials	2.5
Health Care	10.0
Industrials	7.0
Information Technology	47.2
Real Estate	1.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at February 28, 2022) Information Technology

Application Software	4.3
Communications Equipment	1.7
Data Processing & Outsourced Services	4.6
Electronic Equipment & Instruments	0.9
Internet Services & Infrastructure	0.8
IT Consulting & Other Services	0.9
Semiconductor Equipment	1.1
Semiconductors	10.0
Systems Software	13.8
Technology Hardware, Storage & Peripherals	9.1
Total	47.2

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2021 — February 28, 2022
	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	912.70	1,020.88	3.75	3.96	0.79
Advisor Class	1,000.00	1,000.00	913.90	1,022.12	2.56	2.71	0.54
Class C	1,000.00	1,000.00	1,020.40(a)	1,017.11	1.37(a)	7.75	1.55(a)

Institutional Class	1,000.00	1,000.00	1,021.60(a)	1,022.07	0.49(a)	2.76	0.55(a)

Institutional 2 Class	1,000.00	1,000.00	1,021.60(a)	1,022.51	0.41(a)	2.31	0.46(a)
Institutional 3 Class	1,000.00	1,000.00	914.40	1,022.86	1.85	1.96	0.39
Class R	1,000.00	1,000.00	1,020.90(a)	1,019.59	0.93(a)	5.26	1.05(a)

(a) Based on operations from January 26, 2022 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates and any predecessor firms that were in place during the performance periods shown not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	5

PORTFOLIO OF INVESTMENTS

February 28, 2022 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.5%

Issuer	Shares	Value ($)
Communication Services 12.4%
Entertainment 1.1%
Electronic Arts, Inc.	40,447	5,261,750

Interactive Media & Services 10.2%
Alphabet, Inc., Class A(a)	2,574	6,952,734
Alphabet, Inc., Class C(a)	9,044	24,399,084
Meta Platforms, Inc., Class A(a)	77,322	16,317,262
Total		47,669,080

Media 1.1%
Charter Communications, Inc., Class A(a)	8,148	4,903,304
Total Communication Services		57,834,134

Consumer Discretionary 15.5%
Automobiles 1.4%
Tesla Motors, Inc.(a)	7,312	6,364,584
Diversified Consumer Services 1.3%
Chegg, Inc.(a)	87,411	2,733,342
Service Corp. International	53,146	3,233,934

Total		5,967,276

Hotels, Restaurants & Leisure 0.9%
Vail Resorts, Inc.	16,742	4,362,128

Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.(a)	6,394	19,637,637
Multiline Retail 1.3%
Target Corp.	31,226	6,238,018

Specialty Retail 4.3%
AutoZone, Inc.(a)	4,978	9,275,955
Lowe's Companies, Inc.	15,535	3,434,167
Ulta Beauty, Inc.(a)	19,625	7,349,563
Total		20,059,685

Textiles, Apparel & Luxury Goods 2.1%
Carter's, Inc.	47,364	4,579,152
Deckers Outdoor Corp.(a)	10,057	2,902,852
NIKE, Inc., Class B	17,323	2,365,456

Total		9,847,460

Total Consumer Discretionary		72,476,788

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 3.3%
Beverages 0.4%
Monster Beverage Corp.(a)	25,045	2,113,798
Food Products 1.4%
Hershey Co. (The)	31,923	6,456,746

Household Products 0.6%
Procter & Gamble Co. (The)	17,597	2,743,196

Personal Products 0.9%
Estee Lauder Companies, Inc. (The), Class A	14,664	4,345,383

Total Consumer Staples		15,659,123

Financials 2.5%
Banks 0.8%
U.S. Bancorp	67,766	3,831,490

Capital Markets 0.9%
Moody's Corp.	12,851	4,138,407

Insurance 0.8%
Progressive Corp. (The)	33,930	3,594,205

Total Financials		11,564,102

Health Care 9.8%
Biotechnology 4.2%
Exelixis, Inc.(a)	181,360	3,723,321
Neurocrine Biosciences, Inc.(a)	70,004	6,291,259
Vertex Pharmaceuticals, Inc.(a)	43,302	9,960,326
Total		19,974,906

Health Care Equipment & Supplies 2.3%
Align Technology, Inc.(a)	12,240	6,260,271
Insulet Corp.(a)	16,835	4,456,056
Total		10,716,327

Health Care Providers & Services 1.3%
DaVita, Inc.(a)	26,347	2,971,151
UnitedHealth Group, Inc.	6,475	3,081,258

Total		6,052,409

Health Care Technology 0.6%
Veeva Systems Inc., Class A(a)	11,995	2,747,455

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 1.4%
Eli Lilly & Co.	13,106	3,275,845
Zoetis, Inc.	16,812	3,255,644

Total		6,531,489

Total Health Care		46,022,586

Industrials 6.9%
Building Products 0.9%
Carlisle Companies, Inc.	16,673	3,958,170

Commercial Services & Supplies 1.0%
Waste Management, Inc.	31,502	4,548,889

Industrial Conglomerates 1.4%
3M Co.	44,462	6,609,276

Machinery 0.6%
Snap-On, Inc.	12,840	2,698,711

Professional Services 1.4%
Booz Allen Hamilton Holdings Corp.	42,452	3,425,452
TransUnion	35,836	3,252,475

Total		6,677,927

Road & Rail 1.6%
Union Pacific Corp.	31,112	7,651,997

Total Industrials		32,144,970

Information Technology 46.5%
Communications Equipment 1.6%
F5, Inc.(a)	7,604	1,527,263
Motorola Solutions, Inc.	28,262	6,229,793

Total		7,757,056

Electronic Equipment, Instruments & Components 0.9%
Cognex Corp.	59,956	4,050,627

IT Services 6.2%
FleetCor Technologies, Inc.(a)	9,425	2,207,335
Gartner, Inc.(a)	14,059	3,942,425
GoDaddy, Inc., Class A(a)	46,519	3,880,150
MasterCard, Inc., Class A	41,313	14,906,557
Visa, Inc., Class A	18,195	3,932,303

Total		28,868,770

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices, Inc.(a)	22,421	2,765,406
Broadcom, Inc.	25,004	14,688,350
KLA Corp.	9,318	3,247,323
Lattice Semiconductor Corp.(a)	46,397	2,905,380
NVIDIA Corp.	65,890	16,067,277
Teradyne, Inc.	16,890	1,991,669
Texas Instruments, Inc.	57,072	9,701,669

Total		51,367,074

Software 17.8%
Adobe, Inc.(a)	22,981	10,747,754
Autodesk, Inc.(a)	14,169	3,120,439
Crowdstrike Holdings, Inc., Class A(a)	13,841	2,701,902
Dropbox, Inc., Class A(a)	172,720	3,919,017
Fair Isaac Corp.(a)	4,538	2,138,260
Fortinet, Inc.(a)	22,905	7,891,231
Microsoft Corp.	131,479	39,284,610
Palo Alto Networks, Inc.(a)	7,358	4,372,491
ServiceNow, Inc.(a)	15,881	9,209,709
Total		83,385,413

Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	254,817	42,075,383

Total Information Technology		217,504,323

Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 0.9%
Public Storage	11,743	4,169,000

Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A(a)	36,797	3,563,789
Total Real Estate		7,732,789

Total Common Stocks
(Cost $276,635,959)		460,938,815

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	7

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Money Market Funds 1.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	7,284,761	7,282,576
Total Money Market Funds
(Cost $7,281,889)		7,282,576

Total Investments in Securities
(Cost: $283,917,848)		468,221,391

Other Assets & Liabilities, Net		(78,465)

Net Assets		468,142,926

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at February 28, 2022.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
BMO Government Money Market Fund, Premier Class†
	4,948,668	64,967,053	(69,915,721)	—	—	—	280	—
Columbia Short-Term Cash Fund, 0.168%
	—	19,503,248	(12,221,359)	687	7,282,576	(1,108)	915	7,284,761
Total	4,948,668			687	7,282,576	(1,108)	1,195

†Issuer was not an affiliate at the end of period.

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Fair value measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2022:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	57,834,134	—	—	57,834,134
Consumer Discretionary	72,476,788	—	—	72,476,788
Consumer Staples	15,659,123	—	—	15,659,123
Financials	11,564,102	—	—	11,564,102
Health Care	46,022,586	—	—	46,022,586
Industrials	32,144,970	—	—	32,144,970
Information Technology	217,504,323	—	—	217,504,323
Real Estate	7,732,789	—	—	7,732,789
Total Common Stocks	460,938,815	—	—	460,938,815
Money Market Funds	7,282,576	—	—	7,282,576
Total Investments in Securities	468,221,391	—	—	468,221,391

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $276,635,959)	$460,938,815
Affiliated issuers (cost $7,281,889)	7,282,576
Receivable for:
Capital shares sold	25,619
Dividends	342,200
Expense reimbursement due from Investment Manager	16,407
Other assets	124,729
Total assets	468,730,346
Liabilities
Due to custodian	88
Payable for:
Capital shares purchased	471,652
Management services fees	28,835
Distribution and/or service fees	1,374
Transfer agent fees	44,847
Compensation of board members	1,275
Compensation of chief compliance officer	14
Fund accounting fees	31,726
Other expenses	7,609
Total liabilities	587,420
Net assets applicable to outstanding capital stock	$468,142,926

Represented by
Paid in capital	278,994,935
Total distributable earnings (loss)	189,147,991
Total - representing net assets applicable to outstanding capital stock	$468,142,926

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2022 (Unaudited)

Class A

Net assets	$66,945,594
Shares outstanding	3,265,904
Net asset value per share	$20.50
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$21.75
Advisor Class
Net assets	$129,247,650
Shares outstanding	6,204,634
Net asset value per share	$20.83
Class C
Net assets	$2,551
Shares outstanding	124
Net asset value per share(a)	$20.50
Institutional Class
Net assets	$2,554
Shares outstanding	122
Net asset value per share(a)	$20.85
Institutional 2 Class
Net assets	$2,554
Shares outstanding	122
Net asset value per share(a)	$20.85
Institutional 3 Class
Net assets	$271,939,470
Shares outstanding	13,010,070
Net asset value per share	$20.90
Class R
Net assets	$2,553
Shares outstanding	124
Net asset value per share(a)	$20.51

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$1,754,185
Dividends — affiliated issuers	1,195
Total income	1,755,380
Expenses:
Management services fees	1,140,331
Distribution and/or service fees
Class A	18,969
Class C(a)	3
Class R(b)	1
Service fees
Investor Class(c)	72,484
Transfer agent fees
Class A	10,905
Advisor Class	33,705
Institutional 3 Class	29,414
Investor Class(c)	5,700
Administration fees	137,795
Compensation of board members	33,583
Custodian fees	5,560
Printing and postage fees	5,390
Registration fees	63,133
Audit fees	16,719
Legal fees	3,887
Interest on interfund lending	604
Compensation of chief compliance officer	14
Other	54,463
Total expenses	1,632,660
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(317,424)
Total net expenses	1,315,236
Net investment income	440,144
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,512,633
Investments — affiliated issuers	(1,108)
Net realized gain	45,511,525
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(90,683,398)
Investments — affiliated issuers	687
Net change in unrealized appreciation (depreciation)	(90,682,711)
Net realized and unrealized loss	(45,171,186)
Net decrease in net assets resulting from operations	$(44,731,042)

(a)Class C shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(c)In connection with the Fund Reorganization (Note 9) on January 21, 2022, Investor Class shares of the Predecessor Fund were exchanged for Class A shares of the Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Operations
Net investment income	$440,144	$1,294,579
Net realized gain	45,511,525	72,131,880
Net change in unrealized appreciation (depreciation)	(90,682,711)	73,381,505
Net increase (decrease) in net assets resulting from operations	(44,731,042)	146,807,964
Distributions to shareholders
Net investment income and net realized gains
Class A	(246,598)	(65,973)
Advisor Class	(27,671,125)	(9,512,227)
Institutional 3 Class	(56,772,058)	(21,703,171)
Investor Class(a)	(13,323,922)	(4,924,113)
Total distributions to shareholders	(98,013,703)	(36,205,484)
Increase in net assets from capital stock activity	22,773,180	19,715,338
Redemption fees	20	—
Total increase (decrease) in net assets	(119,971,545)	130,317,818
Net assets at beginning of period	588,114,471	457,796,653
Net assets at end of period	$468,142,926	$588,114,471

(a) In connection with the Fund Reorganization (Note 9) on January 21, 2022, Investor Class shares of the Predecessor Fund were exchanged for Class A shares of the Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)(a), (b), (c), (d)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,252,608	66,370,109	37,910	921,609
Distributions reinvested	10,578	246,598	3,109	65,972
Redemptions	(55,584)	(1,202,030)	(13,622)	(333,435)
Net increase	3,207,602	65,414,677	27,397	654,146
Advisor Class
Subscriptions	513,988	11,960,714	2,078,439	50,677,111
Distributions reinvested	1,121,682	26,347,864	416,731	8,951,386
Redemptions	(1,622,347)	(39,487,642)	(1,725,434)	(40,421,731)
Net increase (decrease)	13,323	(1,179,064)	769,736	19,206,766
Class C
Subscriptions	124	2,500	—	—
Net increase	124	2,500	—	—
Institutional Class
Subscriptions	122	2,500	—	—
Net increase	122	2,500	—	—
Institutional 2 Class
Subscriptions	122	2,500	—	—
Net increase	122	2,500	—	—
Institutional 3 Class
Subscriptions	933,144	22,502,234	1,610,008	37,375,937
Distributions reinvested	2,404,299	56,629,103	1,007,800	21,687,847
Redemptions	(2,595,341)	(64,625,949)	(2,262,921)	(54,088,634)
Net increase	742,102	14,505,388	354,887	4,975,150
Class R
Subscriptions	124	2,500	—	—
Net increase	124	2,500	—	—
Investor Class(e)
Subscriptions	35,788	899,427	66,543	1,533,399
Distributions reinvested	558,721	12,932,997	225,320	4,788,048
Redemptions	(3,379,215)	(69,810,245)	(494,246)	(11,442,171)
Net decrease	(2,784,706)	(55,977,821)	(202,383)	(5,120,724)
Total net increase	1,178,813	22,773,180	949,637	19,715,338

(a)Institutional 2 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Class C shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(c)Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(d)Institutional Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(e)In connection with the Fund Reorganization (Note 9) on January 21, 2022, Investor Class shares of the Predecessor Fund were exchanged for Class A shares of the Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

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Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$27.22	0.01	(2.01)	(2.00)	(0.01)	(4.71)	(4.72)
Year Ended 8/31/2021(f)	$22.22	(0.01)	6.77	6.76	(0.04)	(1.72)	(1.76)
Year Ended 8/31/2020(f)	$17.94	0.04	5.12	5.16	(0.09)	(0.79)	(0.88)
Year Ended 8/31/2019	$20.96	0.09	(0.48)	(0.39)	(0.08)	(2.55)	(2.63)
Year Ended 8/31/2018	$17.46	0.05	4.45	4.50	—	(1.00)	(1.00)
Year Ended 8/31/2017	$15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$27.60	0.01	(2.00)	(1.99)	(0.07)	(4.71)	(4.78)
Year Ended 8/31/2021(f)	$22.49	0.05	6.86	6.91	(0.08)	(1.72)	(1.80)
Year Ended 8/31/2020(f)	$18.15	0.09	5.18	5.27	(0.14)	(0.79)	(0.93)
Year Ended 8/31/2019	$21.17	0.18	(0.53)	(0.35)	(0.12)	(2.55)	(2.67)
Year Ended 8/31/2018	$17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)
Year Ended 8/31/2017	$15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)
Class C
Six Months Ended 2/28/2022 (Unaudited)(g)	$20.09	(0.01)	0.42(h)	0.41	—	—	—
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(i)	$20.41	0.01	0.43(h)	0.44	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(j)	$20.41	0.01	0.43(h)	0.44	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$20.50	(8.73%)	1.19%(d),(e)	0.79%(d),(e)	0.12%(d)	15%	$66,946
Year Ended 8/31/2021(f)	$27.22	32.70%	0.84%	0.79%	(0.03%)	50%	$1,587
Year Ended 8/31/2020(f)	$22.22	29.85%	0.83%	0.79%	0.22%	71%	$687
Year Ended 8/31/2019	$17.94	(0.63%)	0.84%	0.79%	0.49%	89%	$712
Year Ended 8/31/2018	$20.96	26.84%	0.91%	0.88%	0.32%	57%	$860
Year Ended 8/31/2017	$17.46	21.30%	1.03%	1.00%	0.39%	75%	$808
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)	$20.83	(8.61%)	0.66%(d),(e)	0.54%(d),(e)	0.11%(d)	15%	$129,248
Year Ended 8/31/2021(f)	$27.60	33.03%	0.58%	0.54%	0.21%	50%	$170,901
Year Ended 8/31/2020(f)	$22.49	30.19%	0.58%	0.54%	0.48%	71%	$121,958
Year Ended 8/31/2019	$18.15	(0.40%)	0.59%	0.54%	0.75%	89%	$168,838
Year Ended 8/31/2018	$21.17	27.19%	0.67%	0.64%	0.56%	57%	$279,227
Year Ended 8/31/2017	$17.60	21.63%	0.78%	0.75%	0.65%	75%	$278,436
Class C
Six Months Ended 2/28/2022 (Unaudited)(g)	$20.50	2.04%	1.97%(d)	1.55%(d)	(0.42%)(d)	15%	$3
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(i)	$20.85	2.16%	0.97%(d)	0.55%(d)	0.58%(d)	15%	$3
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(j)	$20.85	2.16%	0.88%(d)	0.46%(d)	0.66%(d)	15%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	17

FINANCIAL HIGHLIGHTS (continued)

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$27.69	0.03	(2.02)	(1.99)	(0.09)	(4.71)	(4.80)
Year Ended 8/31/2021(f)	$22.56	0.08	6.88	6.96	(0.11)	(1.72)	(1.83)
Year Ended 8/31/2020(f)	$18.20	0.12	5.19	5.31	(0.16)	(0.79)	(0.95)
Year Ended 8/31/2019	$21.21	0.13	(0.44)	(0.31)	(0.15)	(2.55)	(2.70)
Year Ended 8/31/2018	$17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)
Year Ended 8/31/2017	$15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)
Class R
Six Months Ended 2/28/2022 (Unaudited)(k)	$20.09	0.00(l)	0.42(h)	0.42	—	—	—

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)Annualized.

(e)Ratios include interfund lending expense which is less than 0.01%.

(f)Net investment income (loss) per share calculated using the average shares method.

(g)Class C shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(h)Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(i)Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(j)Institutional 2 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(k)Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(l)Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)	$20.90	(8.56%)	0.51%(d),(e)	0.39%(d),(e)	0.26%(d)	15%	$271,939
Year Ended 8/31/2021(f)	$27.69	33.19%	0.43%	0.39%	0.36%	50%	$339,707
Year Ended 8/31/2020(f)	$22.56	30.40%	0.43%	0.39%	0.62%	71%	$268,706
Year Ended 8/31/2019	$18.20	(0.22%)	0.43%	0.39%	0.94%	89%	$226,978
Year Ended 8/31/2018	$21.21	27.36%	0.43%	0.40%	0.87%	57%	$60,971
Year Ended 8/31/2017	$17.62	21.83%	0.63%	0.60%	0.75%	75%	$2,852
Class R
Six Months Ended 2/28/2022 (Unaudited)(k)	$20.51	2.09%	1.47%(d)	1.05%(d)	0.08%(d)	15%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	19

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

Note 1. Organization

Columbia Integrated Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund was formed for the purposes of acquiring the assets of BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. (the Predecessor Company). The Fund commenced operations as of January 21, 2022 (the Closing Date), upon the Fund's acquisition of the assets of the Predecessor Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. See Note 9 for more information about the Reorganization.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund's prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund's prospectus. In connection with the Reorganization, the Fund issued and delivered to shareholders of the Predecessor Fund, in exchange for the net assets attributable to each class of its shares, shares of a corresponding class of shares as of the Closing Date. Specifically, shareholders of Advisor Class, Institutional Class, Class R6 and Investor Class of the Predecessor Fund received shares of Class A, Advisor Class, Institutional 3 Class and Class A shares, respectively, of the Fund, in proportion to their holdings of such class of shares of the Predecessor Fund. The Fund's Class A, Advisor Class, and Institutional 3 Class shares include historical information of the Predecessor Fund's corresponding Advisor Class, Institutional Class and

Class R6 shares, respectively. Accordingly, Class A, Advisor Class and Institutional 3 Class shares of the Fund commenced operations on the Closing Date. Class C, Institutional Class, Institutional 2 Class and Class R shares of the Fund commenced operations on January 26, 2022.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Redemption Fees

The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management service fees

Effective upon the Closing Date, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. Prior to the Closing Date, BMO Asset Management Corp. (the Predecessor Fund's Adviser) provided investment advisory services to the Predecessor Fund. The Predecessor Fund paid a percentage of the Predecessor Fund's daily net assets that ranged from 0.350% to 0.300% to the Predecessor Fund's Adviser for investment advisory fees. The increase in the current management services fee is related to inclusion of the administrative portion of the management services fee, while the Predecessor Fund had been charged an administrative fee separately, equal to an annual rate of 0.15% of the Fund daily net assets. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.42% of the Fund's average daily net assets.

Compensation of board members

Effective upon the Closing Date, members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. Prior to the Closing Date, each independent director of the Predecessor Fund was paid an aggregate retainer, which is included in "Compensation of board members" on the Statement of Operations. Neither the Predecessor Fund's Adviser nor the Predecessor Fund maintained any deferred compensation, pension or retirement plans, and no pension or retirement benefits were assumed by the Fund in the Reorganization.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. Effective upon the Closing Date, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets, as disclosed in the Statement of Operations.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund, effective upon the Closing Date. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the period from the Closing Date through February 28, 2022, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.16

Prior to the Closing Date, the Predecessor Fund paid the Predecessor Fund's Adviser a shareholder servicing fee based upon the average daily net assets of the Predecessor Fund's Investor Class shares. See Shareholder servicing fees below for more information.

Effective upon the Closing Date, an annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, no minimum account balance fees were charged by the Fund.

Distribution and service fees

Effective upon the Closing Date, the Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund's average daily net assets attributable to Class A,

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NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

Prior to the Closing Date, the Predecessor Fund was subject to a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan authorized payments by the Predecessor Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provided that the Predecessor Fund may have incurred distribution expenses of up to 0.25% of the average daily net assets of the Predecessor Fund's Advisor Class shares.

Shareholder servicing fees

Prior to the Closing Date, the Predecessor Fund had a Shareholder Services Agreement with the Predecessor Fund's Adviser. The Predecessor Fund's paid the Predecessor Fund Adviser an annual rate of 0.25% of average daily net assets of the Predecessor Fund's Investor Class shares for the period. The fee paid to the Predecessor Fund's Adviser was used to finance certain services for shareholders and to maintain shareholder accounts.

Sales charges

Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:

	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	398
Class C	—	1.00(b)	—

(a)This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund's other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

Effective upon the Closing Date, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the classes' average daily net assets:

Fee rate(s) contractual
through
December 31, 2023
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.46
Institutional 3 Class	0.40
Class R	1.05

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if appli-

cable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically

24 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Prior to the Closing Date, the Predecessor Fund's Adviser agreed to waive or reduce its investment advisory fee or reimburse expenses of the Predecessor Fund to the extent necessary to prevent class-specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a fund's business) from exceeding 0.79%, 0.54%, 0.39% and 0.79% for Advisor Class, Institutional Class, Class R6 and Investor Class shares, respectively. In connection with the Reorganization, Class A, Advisor Class, Institutional 3 Class and Class A shares of the Fund were issued to shareholders of Advisor Class, Institutional Class, Class R6 and Investor Class, respectively, of the Predecessor Fund, in proportion to their holdings of such class of shares of the Predecessor Fund.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
283,918,000	199,250,000	(14,947,000)	184,303,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $81,689,143 and $158,441,599, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	25

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes, effective upon the Closing Date. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

Prior to the Closing Date, the Predecessor Fund participated in an interfund lending program that allowed the Predecessor Fund to borrow cash from certain BMO Money Market Funds, each a series of the Predecessor Company, for temporary purposes.

The Fund's activity in the Interfund Program during the six months ended February 28, 2022 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	3,096,926	0.70	10

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.

Note 8. Line of credit

Pursuant to a March 1, 2022 amendment and restatement, the Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the Closing Date, the Predecessor Fund participated in a $25 million unsecured, committed revolving line of credit agreement with State Street Bank and Trust Company. The line of credit was made available for extraordinary or emergency purposes, primarily for funding redemption payments. The Predecessor Fund was charged interest at a rate that was the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum was charged on the daily unused portion with no administrative fee.

The Fund and the Predecessor Fund had no borrowings during the period ended February 28, 2022.

Note 9. Fund reorganization

Effective after the close of business on January 21, 2022, Columbia Integrated Large Cap Growth Fund acquired all of the assets and assumed the identified liabilities of BMO Large-Cap Growth Fund, a series of BMO Funds, Inc., in exchange for shares of the Fund and the Fund's assumption of (i) liabilities and obligations of the Predecessor Fund reflected on the Statement of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with GAAP and (ii) any obligation of the Predecessor Fund to indemnify the members of the Board of Directors of the Predecessor Company under the Predecessor Company's Articles of Incorporation and By-Laws. The Predecessor Fund is considered the accounting and performance survivor of the Reorganization. Accordingly, the Fund

26 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

adopted the performance and financial history of the Predecessor Fund. The Board of Directors of the Predecessor Company approved agreements and plans of reorganization providing for the Reorganization at a meeting held in August 2021 and shareholders of the Predecessor Fund approved the Reorganization at a meeting held on January 7, 2022. The purpose of the Reorganization was to combine two funds with comparable investment objectives and strategies.

The Reorganization was accomplished by a tax-free exchange in which Predecessor Fund shareholders were issued shares of the Fund that were equal in aggregate net asset value to the shares of the Predecessor Fund that those shareholders held immediately prior to the effective time of the Reorganization.

The Predecessor Fund exchanged 22,719,337 shares valued at $470,951,211 (including $187,011,114 of unrealized appreciation/(depreciation)) in the Reorganization.

In connection with the Reorganization, Columbia Integrated Large Cap Growth Fund issued the following number of shares:

Shares
Class A	3,158,713(a)
Advisor Class	6,633,493
Institutional 3 Class	12,927,131

(a) 3,124,162 Class A shares of the Fund were issued in exchange for Investor Class shares of the Predecessor Fund.

For financial reporting purposes, net assets received from the Predecessor Fund, and shares issued by Columbia Integrated Large Cap Growth Fund were recorded at fair value. The Predecessor Fund's cost of investments was carried forward.

Assuming the Reorganization had taken place on September 1, 2021 (the beginning of the fiscal year for the Fund and the Predecessor Fund), and because Columbia Integrated Large Cap Growth Fund was newly organized with no investment operations prior to the Reorganization, the pro forma results of operations for the six months ended February 28, 2022 are approximately equal to the amounts reported on the Statement of Operations.

Note 10. Significant risks

Information technology sector risk

The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	27

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.

The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At February 28, 2022, two unaffiliated shareholders of record owned 77.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 11. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted in Note 8 above, no items requiring additional disclosure.

Note 12. Change in Independent Registered Public Accounting Firm

At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen) as the independent registered public accounting firm for the Fund. Effective November 10, 2021 (the Dismissal Date), in connection with the reorganization of the Predecessor Fund with and into the Fund, wherein the Predecessor Fund is the accounting survivor, KPMG, LLP (KPMG) was dismissed as the independent registered public accounting firm for the Predecessor Fund.

KPMG's reports on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the Dismissal Date, there were no: (1)

28 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

disagreements between the Predecessor Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Predecessor Fund's financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.

Note 13. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual

(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	29

APPROVAL OF MANAGEMENT AGREEMENT

On August 16, 2021, the Board of Trustees (the Board) and the independent Board members (the Independent Trustees) of Columbia Funds Series Trust II (the Trust) unanimously approved, for an initial two-year term, the management agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Integrated Large Cap Growth Fund (the Fund), a series of the Trust. As detailed below, the Board and the Board's Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Management Agreement.

In connection with their deliberations regarding the proposed Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board's most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee and Board meetings held in June and August 2021. The Committee and the Board also consulted with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations.

The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the Management Agreement. Among other things, the information and factors considered included the following:

•Information on the Fund's proposed management fees and anticipated total expenses;

•Terms of the Management Agreement;

•The Investment Manager's proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•The anticipated merger of BMO Large-Cap Growth Fund (the predecessor fund) into the Fund, pursuant to which the predecessor fund would be the surviving fund from an accounting and performance standpoint.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

30 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services to be provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.

The Board also considered the oversight of the administrative and transfer agency services to be provided by Columbia Management Investment Services Corp. (CMIS), an affiliate of the Investment Manager. The Board observed that the Investment Manager currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the Management Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement supported the approval of the Management Agreement.

Investment performance

The Board noted that although the Fund had not yet commenced operations, it was proposed to merge with the predecessor fund that was expected to be the accounting survivor of its merger into the Fund. The Board observed the historical performance of the predecessor fund, which had a substantially identical objective and principal investment strategy to those of the Fund and whose portfolio management team was expected to join the Investment Manager. In this regard, the Board observed that the performance of the predecessor fund for certain periods ranked above median based on information provided by Morningstar, Inc.

The Board also considered the Investment Manager's performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the Management Agreement. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board observed that the proposed total expense ratio for the Fund was below its peer group median and approximated the current expense ratio of the predecessor fund.

Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022	31

APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Management Agreement.

The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing, operating and distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement.

Economies of scale

The Board considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that the Management Agreement for the Fund provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund's assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Management Agreement. In reaching its conclusions, no single factor was determinative.

On August 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the Management Agreement.

32 Columbia Integrated Large Cap Growth Fund | Semiannual Report 2022

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Columbia Integrated Large Cap Growth Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to  columbiathreadneedleus.com/investor/ . The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2022 Columbia Management Investment Advisers, LLC.  columbiathreadneedleus.com/investor/

SAR316_08_M01_(04/22)

SEMIANNUAL REPORT

February 28, 2022

COLUMBIA INTEGRATED LARGE CAP VALUE FUND

(Successor to BMO Large-Cap Value Fund, a series of BMO Funds, Inc.)

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	10
Statement of Operations................................................................................................................................................	12
Statement of Changes in Net Assets ................................................................................................................................	13
Financial Highlights.......................................................................................................................................................	16
Notes to Financial Statements ........................................................................................................................................	20
Approval of Management Agreement ................................................................................................................................	30

If you elect to receive the shareholder report for Columbia Integrated Large Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund's shareholder report is available at the Columbia funds' website  (columbiathreadneedleus.com/investor/) . If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting  columbiathreadneedleus.com/investor/;  or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT filings are available on the SEC's website at  sec.gov.  The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit  columbiathreadneedleus.com/investor/  or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with capital appreciation.

Portfolio management

Ernesto Ramos, Ph.D.

Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund 2012 - December 2020 and June 2021 - January 21, 2022)

J.P. Gurnee, CFA Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund December 2020 - January 21, 2022)

Jason Hans, CFA Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund February 2012 - January 21, 2022)

Morningstar style boxTM

Equity Style

Value Blend Growth

Small Medium Large

Size

The Morningstar Style Box is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and

(3)is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 28, 2022)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class A* Excluding sales charges	05/27/14	-0.21	16.50	9.23	11.22
Including sales charges		-5.94	9.81	7.94	10.56
Advisor Class	01/31/08	-0.08	16.78	9.51	11.50
Class C* Excluding sales charges	01/26/22	-0.55	15.65	8.43	10.39
Including sales charges		-1.38	14.69	8.43	10.39
Institutional Class*	01/26/22	-0.08	16.77	9.51	11.50
Institutional 2 Class*	01/26/22	-0.02	16.85	9.53	11.51
Institutional 3 Class*	01/26/22	-0.02	16.85	9.53	11.51
Class R*	01/26/22	-0.29	16.24	8.97	10.95
Russell 1000 Value Index		0.42	14.99	9.45	11.71

The Fund is the successor to BMO Large-Cap Value Fund (the Predecessor Fund) pursuant to a reorganization of the Predecessor Fund, BMO Dividend Income Fund, and BMO Low Volatility Equity Fund (each a series of BMO Funds, Inc.) with and into the Fund (the Reorganization). The Fund commenced operations on January 21, 2022. Performance information, including the share class inception date, shown for the Fund's Class A and Advisor Class for all periods prior to January 21, 2022 includes historical information of the Predecessor Fund's corresponding Advisor Class and Institutional Class shares, respectively.

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other share classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting  columbiathreadneedleus.com/investor/  or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Predecessor Fund inception) include the returns of the Predecessor Fund's Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit  columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-   performance  for more information. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

The Russell 1000® Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	99.9
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at February 28, 2022)
Communication Services	7.8
Consumer Discretionary	6.9
Consumer Staples	6.4
Energy	4.5
Financials	20.8
Health Care	18.3
Industrials	12.2
Information Technology	10.2
Materials	2.4
Real Estate	6.4
Utilities	4.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2021 — February 28, 2022
	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.90	1,020.88	3.91	3.96	0.79
Advisor Class	1,000.00	1,000.00	999.20	1,022.12	2.68	2.71	0.54
Class C	1,000.00	1,000.00	1,013.50(a)	1,017.11	1.37(a)	7.75	1.55(a)

Institutional Class	1,000.00	1,000.00	1,014.10(a)	1,022.07	0.49(a)	2.76	0.55(a)

Institutional 2 Class	1,000.00	1,000.00	1,014.80(a)	1,022.51	0.41(a)	2.31	0.46(a)

Institutional 3 Class	1,000.00	1,000.00	1,014.80(a)	1,022.81	0.35(a)	2.01	0.40(a)

Class R	1,000.00	1,000.00	1,014.10(a)	1,019.59	0.93(a)	5.26	1.05(a)

(a) Based on operations from January 26, 2022 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates and any predecessor firms that were in place during the performance periods shown not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	5

PORTFOLIO OF INVESTMENTS

February 28, 2022 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.0%

Issuer	Shares	Value ($)
Communication Services 7.7%
Entertainment 1.6%
Electronic Arts, Inc.	62,791	8,168,481

Interactive Media & Services 2.7%
Alphabet, Inc., Class C(a)	5,043	13,605,107
Media 3.4%
Charter Communications, Inc., Class A(a)	11,833	7,120,863
Comcast Corp., Class A	136,149	6,366,327
Fox Corp., Class A	97,981	4,098,545

Total		17,585,735

Total Communication Services		39,359,323

Consumer Discretionary 6.8%
Multiline Retail 1.5%
Target Corp.	38,031	7,597,453

Specialty Retail 3.1%
AutoZone, Inc.(a)	4,106	7,651,079
Lowe's Companies, Inc.	38,225	8,450,019

Total		16,101,098

Textiles, Apparel & Luxury Goods 2.2%
Capri Holdings Ltd.(a)	64,742	4,385,623
Carter's, Inc.	69,369	6,706,595

Total		11,092,218

Total Consumer Discretionary		34,790,769

Consumer Staples 6.4%
Food & Staples Retailing 2.1%
Walmart, Inc.	80,845	10,927,010

Food Products 1.9%
Hershey Co. (The)	47,557	9,618,879

Household Products 2.4%
Procter & Gamble Co. (The)	76,710	11,958,322

Total Consumer Staples		32,504,211

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
APA Corp.	120,772	4,303,106
Diamondback Energy, Inc.	44,860	6,195,166
EOG Resources, Inc.	109,448	12,577,764

Total		23,076,036

Total Energy		23,076,036

Financials 20.6%
Banks 10.4%
Bank of America Corp.	104,224	4,606,701
Citigroup, Inc.	143,693	8,510,936
KeyCorp	400,682	10,045,098
Regions Financial Corp.	382,713	9,257,828
U.S. Bancorp	147,573	8,343,777
Wells Fargo & Co.	141,958	7,576,298
Zions Bancorp	66,228	4,694,903

Total		53,035,541

Capital Markets 4.1%
Goldman Sachs Group, Inc. (The)	27,394	9,349,298
Moody's Corp.	13,080	4,212,153
Morgan Stanley	83,069	7,537,681

Total		21,099,132

Consumer Finance 2.7%
American Express Co.	43,422	8,447,316
Capital One Financial Corp.	34,455	5,280,918

Total		13,728,234

Insurance 3.4%
Allstate Corp. (The)	55,053	6,736,285
Chubb Ltd.	12,305	2,505,790
Everest Re Group Ltd.	26,776	7,985,139

Total		17,227,214

Total Financials		105,090,121

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 18.1%
Biotechnology 3.9%
Biogen, Inc.(a)	12,837	2,708,735
Exelixis, Inc.(a)	183,539	3,768,056
Neurocrine Biosciences, Inc.(a)	39,597	3,558,582
Vertex Pharmaceuticals, Inc.(a)	42,524	9,781,371
Total		19,816,744

Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	110,326	9,374,400
Dentsply Sirona, Inc.	75,696	4,098,181
Hologic, Inc.(a)	75,434	5,368,638
Total		18,841,219

Health Care Providers & Services 3.5%
Anthem, Inc.	23,123	10,448,128
DaVita, Inc.(a)	67,368	7,597,089
Total		18,045,217

Health Care Technology 0.6%
Cerner Corp.	35,084	3,271,583

Life Sciences Tools & Services 1.2%
Avantor, Inc.(a)	106,192	3,683,801
IQVIA Holdings, Inc.(a)	11,036	2,539,604
Total		6,223,405

Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	37,053	2,544,429
Johnson & Johnson	70,470	11,597,248
Merck & Co., Inc.	159,052	12,180,202

Total		26,321,879

Total Health Care		92,520,047

Industrials 12.1%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	14,258	6,304,032

Airlines 0.5%
Alaska Air Group, Inc.(a)	43,216	2,426,146
Building Products 2.4%
Carlisle Companies, Inc.	34,060	8,085,844
Owens Corning	43,942	4,094,955

Total		12,180,799

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 2.8%
Clean Harbors, Inc.(a)	46,019	4,391,593
Waste Management, Inc.	67,638	9,766,927

Total		14,158,520

Machinery 1.5%
Flowserve Corp.	127,598	3,875,151
Oshkosh Corp.	35,752	3,969,902

Total		7,845,053

Professional Services 1.4%
CACI International, Inc., Class A(a)	10,722	2,999,908
TransUnion	43,894	3,983,820

Total		6,983,728

Road & Rail 0.8%
Knight-Swift Transportation Holdings, Inc.	71,678	3,905,018

Trading Companies & Distributors 1.5%
United Rentals, Inc.(a)	12,770	4,107,087
W.W. Grainger, Inc.	7,709	3,677,656

Total		7,784,743

Total Industrials		61,588,039

Information Technology 10.1%
Communications Equipment 2.2%
F5, Inc.(a)	29,472	5,919,451
Motorola Solutions, Inc.	24,227	5,340,358

Total		11,259,809

Electronic Equipment, Instruments & Components 0.7%
Jabil, Inc.	65,214	3,770,021

IT Services 3.2%
Akamai Technologies, Inc.(a)	54,812	5,933,947
Fidelity National Information Services, Inc.	26,194	2,494,455
Fiserv, Inc.(a)	81,540	7,964,012
Total		16,392,414

Semiconductors & Semiconductor Equipment 1.4%
Texas Instruments, Inc.	40,310	6,852,297

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	7

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 2.6%
Dropbox, Inc., Class A(a)	126,033	2,859,689
Microsoft Corp.	22,865	6,831,833
VMware, Inc., Class A	31,141	3,653,462

Total		13,344,984

Total Information Technology		51,619,525

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 4.1%
Electric Utilities 0.5%
Avangrid, Inc.	57,979	2,601,518

Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The)	324,628	6,891,852

Multi-Utilities 2.2%

Materials 2.3%
Chemicals 0.8%
Dow, Inc.	68,470	4,036,991

Containers & Packaging 1.5%
Sealed Air Corp.	118,596	7,961,350

Total Materials		11,998,341

Real Estate 6.3%
Equity Real Estate Investment Trusts (REITS) 5.5%
Brixmor Property Group, Inc.	259,465	6,517,761
Camden Property Trust	51,720	8,539,489
Gaming and Leisure Properties, Inc.	75,879	3,445,666
Public Storage	27,704	9,835,474

Total		28,338,390

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A(a)	41,238	3,993,900
Total Real Estate		32,332,290

Dominion Energy, Inc.	76,923	6,117,686
MDU Resources Group, Inc.	193,288	5,174,320

Total		11,292,006

Total Utilities		20,785,376

Total Common Stocks
(Cost $404,438,409)		505,664,078

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	483,306	483,161
Total Money Market Funds
(Cost $483,113)		483,161

Total Investments in Securities
(Cost: $404,921,522)		506,147,239

Other Assets & Liabilities, Net		4,381,628

Net Assets		510,528,867

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at February 28, 2022.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
BMO Government Money Market Fund, Premier Class†
	5,778,270	39,478,847	(45,257,117)	—	—	—	158	—
Columbia Short-Term Cash Fund, 0.168%
	—	156,859,912	(156,376,799)	48	483,161	(1,401)	1,251	483,306
Total	5,778,270			48	483,161	(1,401)	1,409

†Issuer was not an affiliate at the end of period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2022:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	39,359,323	—	—	39,359,323
Consumer Discretionary	34,790,769	—	—	34,790,769
Consumer Staples	32,504,211	—	—	32,504,211
Energy	23,076,036	—	—	23,076,036
Financials	105,090,121	—	—	105,090,121
Health Care	92,520,047	—	—	92,520,047
Industrials	61,588,039	—	—	61,588,039
Information Technology	51,619,525	—	—	51,619,525
Materials	11,998,341	—	—	11,998,341
Real Estate	32,332,290	—	—	32,332,290
Utilities	20,785,376	—	—	20,785,376
Total Common Stocks	505,664,078	—	—	505,664,078
Money Market Funds	483,161	—	—	483,161
Total Investments in Securities	506,147,239	—	—	506,147,239

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $404,438,409)	$505,664,078
Affiliated issuers (cost $483,113)	483,161
Cash	3,484
Receivable for:
Investments sold	4,827,027
Capital shares sold	36,492
Dividends	475,769
Expense reimbursement due from Investment Manager	17,611
Other assets	126,598
Total assets	511,634,220
Liabilities
Payable for:
Capital shares purchased	893,696
Management services fees	31,766
Distribution and/or service fees	926
Transfer agent fees	105,165
Compensation of board members	1,497
Compensation of chief compliance officer	17
Other expenses	72,286
Total liabilities	1,105,353
Net assets applicable to outstanding capital stock	$510,528,867

Represented by
Paid in capital	393,544,284
Total distributable earnings (loss)	116,984,583
Total - representing net assets applicable to outstanding capital stock	$510,528,867

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2022 (Unaudited)

Class A

Net assets	$44,822,189
Shares outstanding	2,852,561
Net asset value per share	$15.71
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.67
Advisor Class
Net assets	$465,669,831
Shares outstanding	29,600,190
Net asset value per share	$15.73
Class C
Net assets	$2,534
Shares outstanding	161
Net asset value per share(a)	$15.78
Institutional Class
Net assets	$26,704
Shares outstanding	1,689
Net asset value per share	$15.81
Institutional 2 Class
Net assets	$2,537
Shares outstanding	160
Net asset value per share(a)	$15.82
Institutional 3 Class
Net assets	$2,537
Shares outstanding	160
Net asset value per share(a)	$15.82
Class R
Net assets	$2,535
Shares outstanding	161
Net asset value per share(a)	$15.79

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$3,054,481
Dividends — affiliated issuers	1,409
Income from securities lending — net	234
Total income	3,056,124
Expenses:
Management services fees	868,884
Distribution and/or service fees
Class A	30,085
Class C(a)	2
Class R(b)	1
Transfer agent fees
Class A	9,581
Advisor Class	110,122
Institutional Class(c)	3
Institutional 2 Class(d)	1
Class R6(e)	3,614
Administration fees	173,113
Compensation of board members	33,805
Custodian fees	5,544
Printing and postage fees	8,495
Registration fees	51,073
Audit fees	17,403
Legal fees	3,997
Interest on interfund lending	1,951
Compensation of chief compliance officer	17
Other	40,260
Total expenses	1,357,951
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(344,530)
Total net expenses	1,013,421
Net investment income	2,042,703
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,833,510
Investments — affiliated issuers	(1,401)
Net realized gain	38,832,109
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(37,185,312)
Investments — affiliated issuers	48
Net change in unrealized appreciation (depreciation)	(37,185,264)
Net realized and unrealized gain	1,646,845
Net increase in net assets resulting from operations	$3,689,548

(a)Class C shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(c)Institutional Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(d)Institutional 2 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(e)Class R6 shares are based on operations from September 1, 2021 through the liquidation of Class R6 shares of the Predecessor Fund prior to the Reorganization described in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)(a)	August 31, 2021
Operations
Net investment income	$2,042,703	$4,112,259
Net realized gain	38,832,109	41,859,589
Net change in unrealized appreciation (depreciation)	(37,185,264)	59,752,754
Net increase in net assets resulting from operations	3,689,548	105,724,602
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,287,356)	(175,364)
Advisor Class	(49,652,040)	(3,253,636)
Class R6	(3,864,121)	(518,107)
Total distributions to shareholders	(56,803,517)	(3,947,107)
Increase (decrease) in net assets from capital stock activity	220,969,787	(19,935,412)
Redemption fees	30	—
Total increase in net assets	167,855,848	81,842,083
Net assets at beginning of period	342,673,019	260,830,936
Net assets at end of period	$510,528,867	$342,673,019

(a)Class R6 shares are based on operations from September 1, 2021 through the liquidation of Class R6 shares of the Predecessor Fund prior to the Reorganization described in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)(a), (b), (c), (d), (e), (f)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	37,025	617,689	26,227	433,971
Fund reorganization	1,901,735(g)	29,561,709(g)	—	—
Distributions reinvested	196,156	3,212,327	10,639	168,388
Redemptions	(256,502)	(4,175,662)	(101,902)	(1,676,060)
Net increase (decrease)	1,878,414	29,216,063	(65,036)	(1,073,701)
Advisor Class
Subscriptions	2,198,345	37,885,367	2,593,440	45,058,208
Fund reorganization	15,894,230(g)	247,297,962(g)	—	—
Distributions reinvested	2,874,272	47,167,247	194,462	3,086,412
Redemptions	(6,292,786)	(104,447,367)	(3,637,235)	(60,315,386)
Net increase (decrease)	14,674,061	227,903,209	(849,333)	(12,170,766)
Class C
Subscriptions	161	2,500	—	—
Net increase	161	2,500	—	—
Institutional Class
Subscriptions	1,689	27,031	—	—
Net increase	1,689	27,031	—	—
Institutional 2 Class
Subscriptions	160	2,500	—	—
Net increase	160	2,500	—	—
Institutional 3 Class
Subscriptions	160	2,500	—	—
Net increase	160	2,500	—	—
Class R
Subscriptions	161	2,500	—	—
Net increase	161	2,500	—	—
Class R6
Subscriptions	241,999	4,417,304	85,776	1,366,372
Distributions reinvested	225,333	3,753,432	32,742	518,106
Redemptions	(2,527,701)	(44,357,252)	(517,381)	(8,575,423)
Net decrease	(2,060,369)	(36,186,516)	(398,863)	(6,690,945)
Total net increase (decrease)	14,494,437	220,969,787	(1,313,232)	(19,935,412)

(a)Class R6 shares are based on operations from September 1, 2021 through the liquidation of Class R6 shares of the Predecessor Fund prior to the Reorganization described in the Notes to Financial Statements.

(b)Institutional 2 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(c)Class C shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(d)Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(e)Institutional 3 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(f)Institutional Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(g)Represents the acquisition of BMO Dividend Income Fund and BMO Low Volatility Fund in connection with the Fund Reorganizations. See Note 9 of the Notes to Financial Statements for additional information.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

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Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)(d)	$19.06	0.07	(0.10)(e)	(0.03)	(0.10)	(3.22)	(3.32)
Year Ended 8/31/2021(h)	$13.52	0.18	5.53	5.71	(0.17)	—	(0.17)
Year Ended 8/31/2020	$13.72	0.22	(0.18)	0.04	(0.24)	—	(0.24)
Year Ended 8/31/2019	$16.59	0.26	(1.46)	(1.20)	(0.27)	(1.40)	(1.67)
Year Ended 8/31/2018	$15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)
Year Ended 8/31/2017(h)	$14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)(d)	$19.08	0.10	(0.10)(e)	0.00(i)	(0.13)	(3.22)	(3.35)
Year Ended 8/31/2021(h)	$13.53	0.22	5.54	5.76	(0.21)	—	(0.21)
Year Ended 8/31/2020	$13.74	0.27	(0.20)	0.07	(0.28)	—	(0.28)
Year Ended 8/31/2019	$16.61	0.30	(1.46)	(1.16)	(0.31)	(1.40)	(1.71)
Year Ended 8/31/2018	$15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)
Year Ended 8/31/2017(h)	$14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)
Class C
Six Months Ended 2/28/2022 (Unaudited)(j)	$15.57	0.00(i)	0.21	0.21	—	—	—
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(k)	$15.59	0.02	0.20	0.22	—	—	—
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(l)	$15.59	0.02	0.21	0.23	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(m)	$15.59	0.02	0.21	0.23	—	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Class A
Six Months Ended 2/28/2022 (Unaudited)(d)	$15.71	(0.21%)	1.01%(f),(g)	0.79%(f),(g)	0.84%(f)	27%	$44,822
Year Ended 8/31/2021(h)	$19.06	42.53%	0.86%	0.79%	1.17%	60%	$18,563
Year Ended 8/31/2020	$13.52	0.43%	0.85%	0.79%	1.62%	76%	$14,047
Year Ended 8/31/2019	$13.72	(7.15%)	0.85%	0.79%	1.78%	67%	$18,621
Year Ended 8/31/2018	$16.59	15.57%	0.91%	0.89%	0.82%	54%	$22,602
Year Ended 8/31/2017(h)	$15.85	14.33%	1.02%	1.00%	0.49%	62%	$25,061
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)(d)	$15.73	(0.08%)	0.74%(f),(g)	0.54%(f),(g)	1.11%(f)	27%	$465,670
Year Ended 8/31/2021(h)	$19.08	42.93%	0.61%	0.54%	1.42%	60%	$284,731
Year Ended 8/31/2020	$13.53	0.70%	0.60%	0.54%	1.90%	76%	$213,466
Year Ended 8/31/2019	$13.74	(6.97%)	0.59%	0.54%	2.01%	67%	$224,930
Year Ended 8/31/2018	$16.61	15.83%	0.67%	0.64%	1.64%	54%	$287,685
Year Ended 8/31/2017(h)	$15.88	14.66%	0.77%	0.75%	1.47%	62%	$307,156
Class C
Six Months Ended 2/28/2022 (Unaudited)(j)	$15.78	1.35%	1.99%(f)	1.55%(f)	0.23%(f)	27%	$3
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(k)	$15.81	1.41%	0.98%(f)	0.55%(f)	1.33%(f)	27%	$27
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(l)	$15.82	1.48%	0.89%(f)	0.46%(f)	1.32%(f)	27%	$3
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(m)	$15.82	1.48%	0.84%(f)	0.40%(f)	1.38%(f)	27%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	17

FINANCIAL HIGHLIGHTS (continued)

Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class R
Six Months Ended 2/28/2022 (Unaudited)(n)	$15.57	0.01	0.21	0.22	—	—	—
Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)Redemption fees consisted of per share amounts less than $0.01.

(e)Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(f)Annualized.

(g)Ratios include interfund lending expense which is less than 0.01%.

(h)Net investment income (loss) per share calculated using the average shares method.

(i)Rounds to zero.

(j)Class C shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(k)Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(l)Institutional 2 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(m)Institutional 3 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(n)Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Class R
Six Months Ended 2/28/2022 (Unaudited)(n)	$15.79	1.41%	1.49%(f)	1.05%(f)	0.73%(f)	27%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	19

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

Note 1. Organization

Columbia Integrated Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund was formed for the purposes of acquiring the assets of BMO Large-Cap Value Fund (the Predecessor Fund), a series of BMO Funds, Inc. (the Predecessor Company). The Fund commenced operations as of January 21, 2022 (the Closing Date), upon the Fund's acquisition of the assets of the Predecessor Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. See Note 9 for more information.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund's prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund's prospectus. In connection with the Reorganization, the Fund issued and delivered to shareholders of the Predecessor Fund, in exchange for the net assets attributable to each class of its shares, shares of a corresponding class of shares of the Fund as of the Closing Date. Specifically, shareholders of Advisor Class and Institutional Class of the Predecessor Fund received shares of Class A and Advisor Class shares, respectively, of the Fund, in proportion to their holdings of such class of shares of the Predecessor Fund. Accordingly, Class A and Advisor Class shares of the Fund commenced operations on the Closing Date. Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund commenced operations on January 26, 2022. Class R6 of BMO Large-Cap Value Fund liquidated prior to the Reorganization.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange

20 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Redemption Fees

The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes.

Securities Lending

The Predecessor Fund participated in a security lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company served as the securities lending agent for the program. The net securities lending income earned as of February 28, 2022 by the Fund is included in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	21

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management service fees

Effective upon the Closing Date, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. Prior to the Closing Date, BMO Asset Management Corp. (the Predecessor Fund's Adviser) provided investment advisory services to the Predecessor Fund. The Predecessor Fund paid a percentage of the Predecessor Fund's daily net assets that ranged from 0.350% to 0.300% to the Predecessor Fund's Adviser for investment advisory fees. The increase in the current management services fee is related to inclusion of the administrative portion of the management services fee, while the Predecessor Fund had been charged an administrative fee separately, equal to an annual rate of 0.15% of the Fund daily net assets. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.47% of the Fund's average daily net assets.

22 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Compensation of board members

Effective upon the Closing Date, members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. Prior to the Closing Date, each independent director of the Predecessor Fund was paid an aggregate retainer, which is included in "Compensation of board members" on the Statement of Operations. Neither the Predecessor Fund's Adviser nor the Predecessor Fund maintained any deferred compensation, pension or retirement plans, and no pension or retirement benefits were assumed by the Fund in the Reorganization.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. Effective upon the Closing Date, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets, as disclosed in the Statement of Operations.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund, effective upon the Closing Date. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 27, 2022 through December 31, 2023, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.01% of the average daily net assets attributable to that share class.

For the period from the Closing Date through February 28, 2022, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.16
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	23

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Effective upon the Closing Date, an annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, no minimum account balance fees were charged by the Fund.

Distribution and service fees

Effective upon the Closing Date, the Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund's average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

Prior to the Closing Date, the Predecessor Fund was subject to a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan authorized payments by the Predecessor Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provided that the Predecessor Fund may have incurred distribution expenses of up to 0.25% of the average daily net assets of the Predecessor Fund's Advisor Class shares.

Sales charges

Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:

	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	406
Class C	—	1.00(b)	—

(a)This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund's other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

Effective upon the Closing Date, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the classes' average daily net assets:

Fee rate(s) contractual
through
December 31, 2023
Class A	0.80%
Advisor Class	0.55
Class C	1.55
Institutional Class	0.55
Institutional 2 Class	0.46
Institutional 3 Class	0.40
Class R	1.05

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if appli-

cable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled

24 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 27, 2022 through December 31, 2023, is the Transfer Agent's contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.01% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Prior to the Closing Date, the Predecessor Fund's Adviser agreed to waive or reduce its investment advisory fee or reimburse expenses of the Predecessor Fund to the extent necessary to prevent class-specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a fund's business) from exceeding 0.79% and 0.54% for Advisor Class and Institutional Class shares, respectively. In connection with the Reorganization, Class A and Advisor Class shares of the Fund were issued to shareholders of Advisor Class and Institutional Class, respectively, of the Predecessor Fund, in proportion to their holdings of such class of shares of the Predecessor Fund.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
404,833,000	107,134,000	(5,820,000)	101,314,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $103,134,656 and $197,933,513, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Transactions to realign the portfolio for the Fund following the Reorganization as described in Note 9 are excluded for purposes of calculating the Fund's portfolio turnover rate. These repositioning transactions amounted to cost of purchases and proceeds from sales of $149,091,578 and $17,791,001, respectively.

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	25

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes, effective upon the Closing Date. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

Prior to the Closing Date, the Predecessor Fund participated in an interfund lending program that allowed the Predecessor Fund to borrow cash from certain BMO Money Market Funds, each a series of the Predecessor Company, for temporary purposes.

The Fund's activity in the Interfund Program during the six months ended February 28, 2022 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	7,696,087	0.70	13

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.

Note 8. Line of credit

Pursuant to a March 1, 2022 amendment and restatement, the Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the Closing Date, the Predecessor Fund participated in a $25 million unsecured, committed revolving line of credit agreement with State Street Bank and Trust Company. The line of credit was made available for extraordinary or emergency purposes, primarily for funding redemption payments. The Predecessor Fund was charged interest at a rate that was the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum was charged on the daily unused portion with no administrative fee.

The Fund and the Predecessor Fund had no borrowings during the period ended February 28, 2022.

26 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 9. Fund reorganizations

Effective after the close of business on January 21, 2022, Columbia Integrated Large Cap Value Fund acquired all of the assets of BMO Large-Cap Value Fund, BMO Dividend Income Fund and BMO Low Volatility Equity Fund (each an Acquired Fund, and collectively, the Acquired Funds), each a series of BMO Funds, Inc., in exchange for shares of the Fund and the Fund's assumption of (i) liabilities and obligations of the Acquired Funds reflected on the Statements of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with GAAP and (ii) any obligation of the Acquired Funds to indemnify the members of the Board of Directors of the Predecessor Company under the Predecessor Company's Articles of Incorporation and By-Laws (the Reorganizations). The Predecessor Fund is considered the accounting survivor of the Reorganizations. Accordingly, the Fund adopted the performance and financial history of the Predecessor Fund.

The purpose of the Reorganizations was to combine three funds with comparable investment objectives and strategies.

The Board of Directors of the Predecessor Company approved agreements and plans of reorganization providing for the Reorganizations at a meeting held in August 2021. Shareholders of BMO Dividend Income Fund and BMO Large-Cap Value Fund approved the Reorganization at a joint meeting held November 23, 2021, and shareholders of BMO Low Volatility Equity Fund approved the Reorganizations at a joint meeting held January 7, 2022.

The Reorganizations were accomplished by a tax-free exchange in which the Acquired Funds' shareholders were issued shares of the Fund that were equal in aggregate net asset value to the shares of the Acquired Funds that those shareholders held immediately prior to the effective time of the Reorganizations.

The tax-free exchanges were: 17,905,076 shares of BMO Large-Cap Value Fund valued at $278,568,671 (including $61,124,163 of unrealized appreciation/(depreciation)), 13,981,440 shares of BMO Dividend Income Fund valued at $181,315,640 (including $35,566,694 of unrealized appreciation/(depreciation)) and 8,340,907 shares of BMO Low Volatility Equity Fund valued at $95,544,031 (including $15,721,755 of unrealized appreciation/(depreciation)).

In connection with the Reorganizations, Columbia Integrated Large Cap Value Fund issued the following number of shares:

Shares
Class A	3,059,526
Advisor Class	32,641,515

For financial reporting purposes, net assets received from the Acquired Funds, and shares issued by Columbia Integrated Large Cap Value Fund were recorded at fair value. The Acquired Funds' cost of investments was carried forward.

The Fund's financial statements reflect both the operations of the Predecessor Fund for the period prior to the Reorganiza- tions and the Fund for the period subsequent to the Reorganizations. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations since the Reorganizations were completed.

Assuming the Reorganizations had been completed on September 1, 2021, the Fund's pro-forma results of operations for the six months ended February 28, 2022 would have been approximately:

($)
Net investment income	4,187,000
Net realized gain	133,005,000
Net change in unrealized appreciation/(depreciation)	(121,167,000)
Net increase in net assets from operations	16,025,000
Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	27

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 10. Significant risks

Financial sector risk

The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.

The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

28 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Shareholder concentration risk

At February 28, 2022, two unaffiliated shareholders of record owned 67.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 11. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted in Note 8 above, no items requiring additional disclosure.

Note 12. Change in Independent Registered Public Accounting Firm

At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen) as the independent registered public accounting firm for the Fund. Effective November 10, 2021 (the Dismissal Date), in connection with the reorganization of the Predecessor Fund with and into the Fund, wherein the Predecessor Fund is the accounting survivor, KPMG, LLP (KPMG) was dismissed as the independent registered public accounting firm for the Predecessor Fund.

KPMG's reports on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the Dismissal Date, there were no: (1) disagreements between the Predecessor Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Predecessor Fund's financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.

Note 13. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual

(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	29

APPROVAL OF MANAGEMENT AGREEMENT

On August 16, 2021, the Board of Trustees (the Board) and the independent Board members (the Independent Trustees) of Columbia Funds Series Trust II (the Trust) unanimously approved, for an initial two-year term, the management agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Integrated Large Cap Value Fund (the Fund), a series of the Trust. As detailed below, the Board and the Board's Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Management Agreement.

In connection with their deliberations regarding the proposed Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board's most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee and Board meetings held in June and August 2021. The Committee and the Board also consulted with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations.

The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the Management Agreement. Among other things, the information and factors considered included the following:

•Information on the Fund's proposed management fees and anticipated total expenses;

•Terms of the Management Agreement;

•The Investment Manager's proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•The anticipated merger of BMO Dividend Income Fund, BMO Low Volatility Equity Fund and BMO Large-Cap Value Fund (the predecessor fund) into the Fund, pursuant to which the predecessor fund would be the surviving fund from an accounting and performance standpoint.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Management Agreement.

30 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services to be provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.

The Board also considered the oversight of the administrative and transfer agency services to be provided by Columbia Management Investment Services Corp. (CMIS), an affiliate of the Investment Manager. The Board observed that the Investment Manager currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the Management Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement supported the approval of the Management Agreement.

Investment performance

The Board noted that although the Fund had not yet commenced operations, it was proposed to merge with three funds managed by BMO Asset Management Corp. (BMO), including the predecessor fund that was expected to be the accounting and performance survivor of its merger into the Fund. The Board observed the historical performance of the predecessor fund, which had a substantially identical objective and principal investment strategy to those of the Fund and whose portfolio management team was expected to join the Investment Manager. In this regard, the Board observed that the performance of the predecessor fund for certain periods ranked above median based on information provided by Morningstar, Inc.

The Board also considered the Investment Manager's performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the Management Agreement. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total

Columbia Integrated Large Cap Value Fund | Semiannual Report 2022	31

APPROVAL OF MANAGEMENT AGREEMENT (continued)

expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board observed that the proposed total expense ratio for the Fund was below its peer group median and approximated the current expense ratio of the predecessor fund.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Management Agreement.

The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing, operating and distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement.

Economies of scale

The Board considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that the Management Agreement for the Fund provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund's assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Management Agreement. In reaching its conclusions, no single factor was determinative.

On August 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the Management Agreement.

32 Columbia Integrated Large Cap Value Fund | Semiannual Report 2022

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Columbia Integrated Large Cap Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to  columbiathreadneedleus.com/investor/ . The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2022 Columbia Management Investment Advisers, LLC.  columbiathreadneedleus.com/investor/

SAR317_08_M01_(04/22)

SEMIANNUAL REPORT

February 28, 2022

COLUMBIA INTEGRATED SMALL CAP GROWTH FUND

(Successor to BMO Small-Cap Growth Fund, a series of BMO Funds, Inc.)

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	11
Statement of Operations................................................................................................................................................	13
Statement of Changes in Net Assets ................................................................................................................................	14
Financial Highlights.......................................................................................................................................................	16
Notes to Financial Statements ........................................................................................................................................	20
Approval of Management Agreement ................................................................................................................................	31

If you elect to receive the shareholder report for Columbia Integrated Small Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund's shareholder report is available at the Columbia funds' website  (columbiathreadneedleus.com/investor/) . If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting  columbiathreadneedleus.com/investor/;  or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT filings are available on the SEC's website at  sec.gov.  The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit  columbiathreadneedleus.com/investor/  or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with capital appreciation.

Portfolio management

Ernesto Ramos, Ph.D.

Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund June 2021 - January 21, 2022)

Jason Hans, CFA Co-Portfolio Manager

Managed Fund since January 21, 2022

Thomas Lettenberger, CFA

Co-Portfolio Manager

Managed Fund since January 21, 2022 (Managed Predecessor Fund October 2016 - January 21, 2022)

Morningstar style boxTM

Equity Style

Value Blend Growth

Small Medium Large

Size

The Morningstar Style Box is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and

(3)is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended February 28, 2022)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class A* Excluding sales charges	05/31/17	-12.49	-8.61	10.30	8.95
Including sales charges		-17.54	-13.89	9.00	8.31
Advisor Class	01/31/08	-12.37	-8.37	10.59	9.23
Class C* Excluding sales charges	01/26/22	-12.82	-9.29	9.49	8.15
Including sales charges		-13.42	-9.92	9.49	8.15
Institutional Class*	01/26/22	-12.41	-8.41	10.58	9.23
Institutional 2 Class*	01/26/22	-12.41	-8.41	10.58	9.23
Institutional 3 Class*	01/26/22	-12.35	-8.34	10.60	9.24
Class R*	01/26/22	-12.64	-8.87	10.03	8.68
Russell 2000® Growth Index		-16.35	-17.40	10.49	11.38

The Fund is the successor to BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc., pursuant to a reorganization of the Predecessor Fund with and into the Fund (the Reorganization). The Fund commenced operations on January 21, 2022. Performance information, including the share class inception date, shown for the Fund's Class A and Advisor Class shares for all periods prior to January 21, 2022 includes historical information of the Predecessor Fund's corresponding Advisor Class and Institutional Class shares, respectively.

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other share classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting  columbiathreadneedleus.com/investor/  or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Predecessor Fund inception) include the returns of the Predecessor Fund's Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit  columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-   performance  for more information. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at February 28, 2022)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund's portfolio composition is subject to change.

Equity sector breakdown (%) (at February 28, 2022)
Communication Services	2.4
Consumer Discretionary	14.1
Consumer Staples	2.7
Energy	2.5
Financials	3.2
Health Care	28.2
Industrials	16.7
Information Technology	22.4
Materials	5.3
Real Estate	2.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

4 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2021 — February 28, 2022
	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	875.10	1,018.65	5.77	6.21	1.24
Advisor Class	1,000.00	1,000.00	876.30	1,019.89	4.61	4.96	0.99
Class C	1,000.00	1,000.00	1,034.70(a)	1,014.88	1.78(a)	9.99	2.00(a)

Institutional Class	1,000.00	1,000.00	1,035.30(a)	1,019.84	0.89(a)	5.01	1.00(a)

Institutional 2 Class	1,000.00	1,000.00	1,035.30(a)	1,020.33	0.80(a)	4.51	0.90(a)

Institutional 3 Class	1,000.00	1,000.00	1,036.00(a)	1,020.58	0.76(a)	4.26	0.85(a)

Class R	1,000.00	1,000.00	1,034.70(a)	1,017.36	1.34(a)	7.50	1.50(a)

(a) Based on operations from January 26, 2022 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates and any predecessor firms that were in place during the performance periods shown not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	5

PORTFOLIO OF INVESTMENTS

February 28, 2022 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.7%

Issuer	Shares	Value ($)
Communication Services 2.4%
Media 2.4%
iHeartMedia, Inc., Class A(a)	42,789	917,824
TechTarget, Inc.(a)	10,784	845,250
Total		1,763,074

Total Communication Services		1,763,074

Consumer Discretionary 13.9%
Auto Components 1.0%
Gentherm, Inc.(a)	8,331	706,802
Distributors 1.0%
Funko, Inc., Class A(a)	40,291	703,481
Diversified Consumer Services 0.6%
2U, Inc.(a)	44,179	463,880
Hotels, Restaurants & Leisure 2.6%
Century Casinos, Inc.(a)	34,657	426,281
Golden Entertainment, Inc.(a)	14,668	835,049
Scientific Games Corp.(a)	10,175	640,211
Total		1,901,541

Household Durables 3.1%
Cavco Industries, Inc.(a)	3,284	895,317
Skyline Champion Corp.(a)	10,347	695,732
Sonos, Inc.(a)	25,651	702,581
Total		2,293,630

Internet & Direct Marketing Retail 1.9%
Revolve Group, Inc.(a)	11,804	559,864
Shutterstock, Inc.	8,876	803,544

Total		1,363,408

Leisure Products 0.6%
YETI Holdings, Inc.(a)	7,792	479,676
Specialty Retail 1.7%
Genesco, Inc.(a)	10,850	696,027
Sleep Number Corp.(a)	8,390	551,223
Total		1,247,250

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.4%
Crocs, Inc.(a)	6,705	561,409
Wolverine World Wide, Inc.	19,756	454,981

Total		1,016,390

Total Consumer Discretionary		10,176,058

Consumer Staples 2.7%
Beverages 0.8%
Primo Water Corp.	37,638	547,257

Food & Staples Retailing 1.0%
Sprouts Farmers Market, Inc.(a)	24,729	704,282
Household Products 0.9%
Central Garden & Pet Co., Class A(a)	15,731	692,793
Total Consumer Staples		1,944,332

Energy 2.5%
Energy Equipment & Services 1.8%
ChampionX Corp.(a)	28,506	610,314
Oceaneering International, Inc.(a)	48,330	707,551
Total		1,317,865

Oil, Gas & Consumable Fuels 0.7%
SandRidge Energy, Inc.(a)	39,423	527,085
Total Energy		1,844,950

Financials 3.2%
Consumer Finance 0.5%
Oportun Financial Corp.(a)	20,848	340,657
Insurance 1.7%
AMERISAFE, Inc.	13,742	647,248
Kinsale Capital Group, Inc.	2,879	603,899

Total		1,251,147

Thrifts & Mortgage Finance 1.0%
Essent Group Ltd.	16,022	707,852

Total Financials		2,299,656

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 27.8%
Biotechnology 9.6%
ACADIA Pharmaceuticals, Inc.(a)	25,056	636,673
Amicus Therapeutics, Inc.(a)	54,810	446,153
AnaptysBio, Inc.(a)	11,902	363,844
Avid Bioservices, Inc.(a)	33,235	680,653
CareDx, Inc.(a)	13,905	533,674
Coherus Biosciences, Inc.(a)	42,011	495,310
Halozyme Therapeutics, Inc.(a)	22,718	805,807
Organogenesis Holdings, Inc.(a)	46,643	347,024
Prothena Corp., PLC(a)	11,213	387,970
PTC Therapeutics, Inc.(a)	16,868	592,404
Sangamo Therapeutics, Inc.(a)	45,815	268,018
Selecta Biosciences, Inc.(a)	119,311	220,725
Vericel Corp.(a)	17,441	718,744
Xencor, Inc.(a)	16,264	509,226
Total		7,006,225

Health Care Equipment & Supplies 6.9%
Angiodynamics, Inc.(a)	30,869	726,348
AxoGen, Inc.(a)	52,744	492,629
BioLife Solutions, Inc.(a)	17,700	415,950
Cardiovascular Systems, Inc.(a)	21,304	448,662
iRhythm Technologies, Inc.(a)	8,765	1,133,052
Merit Medical Systems, Inc.(a)	11,878	772,426
Neogen Corp.(a)	15,855	566,023
SI-BONE, Inc.(a)	23,457	517,461
Total		5,072,551

Health Care Providers & Services 3.0%
Castle Biosciences, Inc.(a)	14,041	607,835
Option Care Health, Inc.(a)	41,308	1,061,616
Select Medical Holdings Corp.	23,723	549,187

Total		2,218,638

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 4.7%
Evolent Health, Inc., Class A(a)	24,982	665,770
Inspire Medical Systems, Inc.(a)	3,790	924,987
Omnicell, Inc.(a)	5,098	659,070
Phreesia, Inc.(a)	13,362	411,416
Schrodinger, Inc.(a)	22,063	766,910
Total		3,428,153

Life Sciences Tools & Services 2.9%
Codexis, Inc.(a)	24,649	491,255
Inotiv, Inc.(a)	15,815	417,990
Medpace Holdings, Inc.(a)	5,224	799,115
Quanterix Corp.(a)	13,277	447,966
Total		2,156,326

Pharmaceuticals 0.7%
Collegium Pharmaceutical, Inc.(a)	24,376	474,601
Total Health Care		20,356,494

Industrials 16.5%
Air Freight & Logistics 1.2%
HUB Group, Inc., Class A(a)	10,423	879,701
Building Products 1.0%
Resideo Technologies, Inc.(a)	28,715	739,124
Construction & Engineering 2.7%
EMCOR Group, Inc.	6,570	759,098
Infrastructure and Energy Alternatives, Inc.(a)	48,940	532,467
NV5 Global, Inc.(a)	6,654	713,641
Total		2,005,206

Machinery 6.6%
Astec Industries, Inc.	8,323	414,485
Evoqua Water Technologies Corp.(a)	23,915	1,020,214
Hillenbrand, Inc.	14,908	711,261
Mueller Industries, Inc.	13,743	784,038
Mueller Water Products, Inc., Class A	45,930	582,852
Tennant Co.	8,375	659,782
Terex Corp.	15,395	635,506

Total		4,808,138

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	7

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 1.9%
ICF International, Inc.	9,130	809,100
Upwork, Inc.(a)	24,328	615,012
Total		1,424,112

Road & Rail 1.0%
Marten Transport Ltd.	40,730	702,593

Trading Companies & Distributors 2.1%
Applied Industrial Technologies, Inc.	7,633	771,697
NOW, Inc.(a)	80,183	748,909
Total		1,520,606

Total Industrials		12,079,480

Information Technology 22.1%
Communications Equipment 1.7%
Cambium Networks Corp.(a)	17,428	484,673
Viavi Solutions, Inc.(a)	47,392	777,229
Total		1,261,902

Electronic Equipment, Instruments & Components 1.1%
Advanced Energy Industries, Inc.	9,006	773,165

IT Services 3.0%
ExlService Holdings, Inc.(a)	6,659	804,340
LiveRamp Holdings, Inc.(a)	16,004	690,733
TTEC Holdings, Inc.	8,922	709,299

Total		2,204,372

Semiconductors & Semiconductor Equipment 4.8%
Cohu, Inc.(a)	16,939	528,158
Formfactor, Inc.(a)	18,022	729,711
Photronics, Inc.(a)	50,183	924,371
Power Integrations, Inc.	8,686	781,740
Semtech Corp.(a)	8,444	585,845
Total		3,549,825

Software 11.5%
A10 Networks, Inc.	40,807	581,092
Alarm.com Holdings, Inc.(a)	8,826	581,015
Avaya Holdings Corp.(a)	41,383	569,844
Box, Inc., Class A(a)	31,572	808,559
ChannelAdvisor Corp.(a)	34,765	624,032
CommVault Systems, Inc.(a)	12,218	768,634

Common Stocks (continued)

Issuer	Shares	Value ($)
Mitek Systems, Inc.(a)	37,809	561,842
ON24, Inc.(a)	39,835	621,426
Sprout Social, Inc., Class A(a)	8,951	582,799
SPS Commerce, Inc.(a)	6,707	870,904
Tenable Holdings, Inc.(a)	16,295	902,091
Veritone, Inc.(a)	30,821	519,026
Yext, Inc.(a)	54,650	405,503
Total		8,396,767

Total Information Technology		16,186,031

Materials 5.2%
Chemicals 1.0%
Trinseo PLC	13,853	719,802

Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	28,897	902,164
Containers & Packaging 0.6%
Ranpak Holdings Corp.(a)	18,222	440,973
Metals & Mining 2.4%
Materion Corp.	11,433	955,227
MP Materials Corp.(a)	17,834	813,587
Total		1,768,814

Total Materials		3,831,753

Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
EastGroup Properties, Inc.	4,729	902,104
STAG Industrial, Inc.	22,703	884,509

Total		1,786,613

Total Real Estate		1,786,613

Total Common Stocks
(Cost $62,375,648)		72,268,441

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	899,646	899,376
Total Money Market Funds
(Cost $899,423)		899,376

Total Investments in Securities
(Cost: $63,275,071)		73,167,817

Other Assets & Liabilities, Net		56,258

Net Assets		73,224,075

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Notes to Portfolio of Investments

(a)Non-income producing investment.

(b)The rate shown is the seven-day current annualized yield at February 28, 2022.

(c)As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

				Net change in
				unrealized
	Beginning			appreciation	End of	Realized gain		End of
Affiliated issuers	of period($)	Purchases($)	Sales($)	(depreciation)($)	period($)	(loss)($)	Dividends($)	period shares
BMO Government Money Market Fund, Premier Class†
	2,278,951	15,015,231	(17,294,182)	—	—	—	51	—
Columbia Short-Term Cash Fund, 0.168%
	—	3,383,531	(2,484,108)	(47)	899,376	(145)	164	899,646
Total	2,278,951			(47)	899,376	(145)	215

†Issuer was not an affiliate at the end of period.

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	9

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Fair value measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2022:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,763,074	—	—	1,763,074
Consumer Discretionary	10,176,058	—	—	10,176,058
Consumer Staples	1,944,332	—	—	1,944,332
Energy	1,844,950	—	—	1,844,950
Financials	2,299,656	—	—	2,299,656
Health Care	20,356,494	—	—	20,356,494
Industrials	12,079,480	—	—	12,079,480
Information Technology	16,186,031	—	—	16,186,031
Materials	3,831,753	—	—	3,831,753
Real Estate	1,786,613	—	—	1,786,613
Total Common Stocks	72,268,441	—	—	72,268,441
Money Market Funds	899,376	—	—	899,376
Total Investments in Securities	73,167,817	—	—	73,167,817

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $62,375,648)	$72,268,441
Affiliated issuers (cost $899,423)	899,376
Receivable for:
Capital shares sold	6,000
Dividends	6,721
Expense reimbursement due from Investment Manager	2,355
Other assets	125,088
Total assets	73,307,981
Liabilities
Payable for:
Capital shares purchased	32,287
Management services fees	5,106
Distribution and/or service fees	545
Transfer agent fees	22,095
Compensation of board members	1,361
Compensation of chief compliance officer	2
Fund accounting fees	12,228
Other expenses	10,282
Total liabilities	83,906
Net assets applicable to outstanding capital stock	$73,224,075

Represented by
Paid in capital	63,898,878
Total distributable earnings (loss)	9,325,197
Total - representing net assets applicable to outstanding capital stock	$73,224,075

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	11

STATEMENT OF ASSETS AND LIABILITIES (continued)

February 28, 2022 (Unaudited)

Class A

Net assets	$26,433,080
Shares outstanding	1,949,732
Net asset value per share	$13.56
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.39
Advisor Class
Net assets	$46,742,840
Shares outstanding	3,159,101
Net asset value per share	$14.80
Class C
Net assets	$37,801
Shares outstanding	2,757
Net asset value per share	$13.71
Institutional Class
Net assets	$2,589
Shares outstanding	173
Net asset value per share	$14.97
Institutional 2 Class
Net assets	$2,589
Shares outstanding	173
Net asset value per share	$14.97
Institutional 3 Class
Net assets	$2,589
Shares outstanding	173
Net asset value per share(a)	$14.98
Class R
Net assets	$2,587
Shares outstanding	189
Net asset value per share(a)	$13.71

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$248,511
Dividends — affiliated issuers	215
Income from securities lending — net	1,163
Foreign taxes withheld	(1,423)
Total income	248,466
Expenses:
Management services fees	364,376
Distribution and/or service fees
Class A	38,200
Class C(a)	16
Class R(b)	1
Transfer agent fees
Class A	14,275
Advisor Class	31,972
Class C(a)	3
Administration fees	65,438
Compensation of board members	33,669
Custodian fees	2,948
Printing and postage fees	4,661
Registration fees	30,800
Audit fees	16,719
Legal fees	3,553
Interest on interfund lending	1,228
Compensation of chief compliance officer	2
Other	28,892
Total expenses	636,753
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,524)
Total net expenses	548,229
Net investment loss	(299,763)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,004,116
Investments — affiliated issuers	(145)
Net realized gain	15,003,971
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(26,288,993)
Investments — affiliated issuers	(47)
Net change in unrealized appreciation (depreciation)	(26,289,040)
Net realized and unrealized loss	(11,285,069)
Net decrease in net assets resulting from operations	$(11,584,832)

(a)Class C shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021
Operations
Net investment loss	$(299,763)	$(808,517)
Net realized gain	15,003,971	19,816,792
Net change in unrealized appreciation (depreciation)	(26,289,040)	20,710,766
Net increase (decrease) in net assets resulting from operations	(11,584,832)	39,719,041
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,822,640)	(1,112,960)
Advisor Class	(22,458,726)	(2,683,104)
Total distributions to shareholders	(33,281,366)	(3,796,064)
Decrease in net assets from capital stock activity	(4,391,575)	(10,518,349)
Redemption fees	20	—
Total increase (decrease) in net assets	(49,257,753)	25,404,628
Net assets at beginning of period	122,481,828	97,077,200
Net assets at end of period	$73,224,075	$122,481,828

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)(a), (b), (c), (d), (e)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	113,273	1,554,743	40,820	853,682
Distributions reinvested	659,788	10,585,029	57,860	1,088,863
Redemptions	(283,180)	(4,931,232)	(271,001)	(5,349,372)
Net increase (decrease)	489,881	7,208,540	(172,321)	(3,406,827)
Advisor Class
Subscriptions	217,646	4,002,791	548,523	12,588,486
Distributions reinvested	1,135,271	20,155,352	134,391	2,675,804
Redemptions	(1,797,159)	(35,806,275)	(1,063,992)	(22,375,812)
Net decrease	(444,242)	(11,648,132)	(381,078)	(7,111,522)
Class C
Subscriptions	2,757	38,017	—	—
Net increase	2,757	38,017	—	—
Institutional Class
Subscriptions	173	2,500	—	—
Net increase	173	2,500	—	—
Institutional 2 Class
Subscriptions	173	2,500	—	—
Net increase	173	2,500	—	—
Institutional 3 Class
Subscriptions	173	2,500	—	—
Net increase	173	2,500	—	—
Class R
Subscriptions	189	2,500	—	—
Net increase	189	2,500	—	—
Total net increase (decrease)	49,104	(4,391,575)	(553,399)	(10,518,349)

(a)Institutional 2 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Class C shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(c)Class R shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(d)Institutional 3 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(e)Institutional Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
		Net	realized		Distributions
	Net asset value,	investment	and	Total from	from net	Total
	beginning of	income	unrealized	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	gains	shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)(d)	$23.20	(0.07)	(2.28)	(2.35)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$16.64	(0.19)	7.48	7.29	(0.73)	(0.73)
Year Ended 8/31/2020	$15.32	(0.07)	1.69	1.62	(0.30)	(0.30)
Year Ended 8/31/2019	$21.60	(0.02)	(3.51)	(3.53)	(2.75)	(2.75)
Year Ended 8/31/2018	$18.37	(0.12)	5.43	5.31	(2.08)	(2.08)
Year Ended 8/31/2017(h)	$17.79	(0.06)	0.64	0.58	—	—
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)(d)	$24.59	(0.05)	(2.45)	(2.50)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$17.55	(0.14)	7.91	7.77	(0.73)	(0.73)
Year Ended 8/31/2020	$16.10	(0.03)	1.78	1.75	(0.30)	(0.30)
Year Ended 8/31/2019	$22.48	0.01	(3.64)	(3.63)	(2.75)	(2.75)
Year Ended 8/31/2018	$19.00	(0.03)	5.59	5.56	(2.08)	(2.08)
Year Ended 8/31/2017	$16.62	(0.14)	2.52	2.38	—	—
Class C
Six Months Ended 2/28/2022 (Unaudited)(i)	$13.25	(0.02)	0.48(j)	0.46	—	—
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(k)	$14.46	(0.01)	0.52(j)	0.51	—	—
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(l)	$14.46	(0.01)	0.52(j)	0.51	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Class A
Six Months Ended 2/28/2022 (Unaudited)(d)	$13.56	(12.49%)	1.43%(e),(f)	1.24%(e),(f)	(0.78%)(e)	31%	$26,433
Year Ended 8/31/2021(g)	$23.20	44.85%	1.35%	1.24%	(0.86%)	62%	$33,873
Year Ended 8/31/2020	$16.64	10.60%	1.34%	1.24%	(0.46%)	70%	$27,152
Year Ended 8/31/2019	$15.32	(16.12%)	1.30%	1.24%	(0.54%)	61%	$31,378
Year Ended 8/31/2018	$21.60	31.55%	1.28%	1.24%	(0.47%)	80%	$53,772
Year Ended 8/31/2017(h)	$18.37	3.26%	1.24%(e)	1.24%(e)	(0.97%)(e)	197%	$57,737
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)(d)	$14.80	(12.37%)	1.16%(e),(f)	0.99%(e),(f)	(0.50%)(e)	31%	$46,743
Year Ended 8/31/2021(g)	$24.59	45.27%	1.10%	0.99%	(0.61%)	62%	$88,609
Year Ended 8/31/2020	$17.55	10.89%	1.09%	0.99%	(0.22%)	70%	$69,926
Year Ended 8/31/2019	$16.10	(15.92%)	1.05%	0.99%	(0.29%)	61%	$68,226
Year Ended 8/31/2018	$22.48	31.83%	1.02%	0.99%	(0.21%)	80%	$99,311
Year Ended 8/31/2017	$19.00	14.32%	1.02%	1.02%	(0.37%)	197%	$81,259
Class C
Six Months Ended 2/28/2022 (Unaudited)(i)	$13.71	3.47%	2.48%(e)	2.00%(e)	(1.69%)(e)	31%	$38
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(k)	$14.97	3.53%	1.48%(e)	1.00%(e)	(0.77%)(e)	31%	$3
Institutional 2 Class
Six Months Ended 2/28/2022 (Unaudited)(l)	$14.97	3.53%	1.38%(e)	0.90%(e)	(0.67%)(e)	31%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	17

FINANCIAL HIGHLIGHTS (continued)

			Net
		Net	realized		Distributions
	Net asset value,	investment	and	Total from	from net	Total
	beginning of	income	unrealized	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	gains	shareholders
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(m)	$14.46	(0.01)	0.53(j)	0.52	—	—
Class R
Six Months Ended 2/28/2022 (Unaudited)(n)	$13.25	(0.02)	0.48(j)	0.46	—	—
Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)Redemption fees consisted of per share amounts less than $0.01.

(e)Annualized.

(f)Ratios include interfund lending expense which is less than 0.01%.

(g)Net investment income (loss) per share calculated using the average shares method.

(h)Class A shares commenced operations on May 31, 2017. Per share data and total return reflect activity from that date.

(i)Class C shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(j)Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(k)Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(l)Institutional 2 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(m)Institutional 3 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(n)Class R shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income (loss)		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(m)	$14.98	3.60%	1.33%(e)	0.85%(e)	(0.61%)(e)	31%	$3
Class R
Six Months Ended 2/28/2022 (Unaudited)(n)	$13.71	3.47%	1.98%(e)	1.50%(e)	(1.27%)(e)	31%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	19

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

Note 1. Organization

Columbia Integrated Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund was formed for the purposes of acquiring the assets of BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. (the Predecessor Company). The Fund commenced operations as of January 21, 2022 (the Closing Date), upon the Fund's acquisition of the assets of the Predecessor Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. See Note 9 for more information about the Reorganization.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund's prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund's prospectus. In connection with the Reorganization, the Fund issued and delivered to shareholders of the Predecessor Fund, in exchange for the net assets attributable to each class of its shares, shares of a corresponding class of shares as of the Closing Date. Specifically, shareholders of Advisor Class and Institutional Class of the Predecessor Fund received shares of Class A and Advisor Class shares, respectively, of the Fund, in proportion to their holdings of such class of shares of the Predecessor Fund. Accordingly, Class A and Advisor Class shares of the Fund commenced operations on the Closing Date. Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares of the Fund commenced operations on January 26, 2022.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange

20 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Redemption Fees

The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes.

Securities Lending

The Predecessor Fund participated in a security lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company served as the securities lending agent for the program. The net securities lending income earned as of February 28, 2022 by the Fund is included in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	21

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management service fees

Effective upon the Closing Date, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as

22 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's daily net assets that declines from 0.85% to 0.73% as the Fund's net assets increase. Prior to the Closing Date, BMO Asset Management Corp. (the Predecessor Fund's Adviser) provided investment advisory services to the Predecessor Fund. The Predecessor Fund paid a percentage of the Predecessor Fund's daily net assets that ranged from 0.685% to 0.610% to the Predecessor Fund's Adviser for investment advisory fees. The increase in the current management services fee is related to inclusion of the administrative portion of the management services fee, while the Predecessor Fund had been charged an administrative fee separately, equal to an annual rate of 0.15% of the Fund daily net assets. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.71% of the Fund's average daily net assets.

Compensation of board members

Effective upon the Closing Date, members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. Prior to the Closing Date, each independent director of the Predecessor Fund was paid an aggregate retainer, which is included in "Compensation of board members" on the Statement of Operations. Neither the Predecessor Fund's Adviser nor the Predecessor Fund maintained any deferred compensation, pension or retirement plans, and no pension or retirement benefits were assumed by the Fund in the Reorganization.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. Effective upon the Closing Date, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets, as disclosed in the Statement of Operations.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund, effective upon the Closing Date. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	23

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

For the period from the Closing Date through February 28, 2022, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class R	0.17

Effective upon the Closing Date, an annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, no minimum account balance fees were charged by the Fund.

Distribution and service fees

Effective upon the Closing Date, the Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund's average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

Prior to the Closing Date, the Predecessor Fund was subject to a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan authorized payments by the Predecessor Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provided that the Predecessor Fund may have incurred distribution expenses of up to 0.25% of the average daily net assets of the Predecessor Fund's Advisor Class shares.

Sales charges

Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2022, if any, are listed below:

	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	71
Class C	—	1.00(b)	—

(a)This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund's other share classes are not subject to sales charges.

24 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

Effective upon the Closing Date, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the classes' average daily net assets:

January 22, 2022
through
December 31, 2023
Class A	1.27%
Advisor Class	1.02
Class C	2.02
Institutional Class	1.02
Institutional 2 Class	0.90
Institutional 3 Class	0.85
Class R	1.52

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if appli-

cable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Prior to the Closing Date, the Predecessor Fund's Adviser agreed to waive or reduce its investment advisory fee or reimburse expenses of the Predecessor Fund to the extent necessary to prevent class-specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a fund's business) from exceeding 1.24% and 0.99% for Advisor Class and Institutional Class shares, respectively. In connection with the Reorganization, Class A and Advisor Class shares of the Fund were issued to shareholders of Advisor Class and Institutional Class, respectively, of the Predecessor Fund, in proportion to their holdings of such class of shares of the Predecessor Fund.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
63,275,000	16,294,000	(6,401,000)	9,893,000
Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	25

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,754,584 and $67,971,935, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes, effective upon the Closing Date. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

Prior to the Closing Date, the Predecessor Fund participated in an interfund lending program that allowed the Predecessor Fund to borrow cash from certain BMO Money Market Funds, each a series of the Predecessor Company, for temporary purposes.

The Fund's activity in the Interfund Program during the six months ended February 28, 2022 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	3,934,784	0.70	16

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.

Note 8. Line of credit

Pursuant to a March 1, 2022 amendment and restatement, the Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds

26 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the Closing Date, the Predecessor Fund participated in a $25 million unsecured, committed revolving line of credit agreement with State Street Bank and Trust Company. The line of credit was made available for extraordinary or emergency purposes, primarily for funding redemption payments. The Predecessor Fund was charged interest at a rate that was the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum was charged on the daily unused portion with no administrative fee.

The Fund and the Predecessor Fund had no borrowings during the period ended February 28, 2022.

Note 9. Fund reorganization

Effective after the close of business on January 21, 2022, Columbia Integrated Small Cap Growth Fund acquired all of the assets and assumed the identified liabilities of BMO Small-Cap Growth Fund, a series of BMO Funds, Inc., in exchange for shares of the Fund and the Fund's assumption of (i) liabilities and obligations of the Predecessor Fund reflected on the Statement of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with GAAP and (ii) any obligation of the Predecessor Fund to indemnify the members of the Board of Directors of the Predecessor Company under the Predecessor Company's Articles of Incorporation and By-Laws. The Predecessor Fund is considered the accounting and performance survivor of the Reorganization. Accordingly, the Fund adopted the performance and financial history of the Predecessor Fund. The Board of Directors of the Predecessor Company approved agreements and plans of reorganization providing for the Reorganization at a meeting held in August 2021 and shareholders of the Predecessor Fund approved the Reorganization at a meeting held on November 23, 2021. The purpose of the Reorganization was to combine two funds with comparable investment objectives and strategies.

The Reorganization was accomplished by a tax-free exchange in which Predecessor Fund shareholders were issued shares of the Fund that were equal in aggregate net asset value to the shares of the Predecessor Fund that those shareholders held immediately prior to the effective time of the Reorganization.

The Predecessor Fund exchanged 5,242,054 shares valued at $73,254,337 (including $8,168,109 of unrealized appreciation/(depreciation)) in the Reorganization.

In connection with the Reorganization, Columbia Integrated Small Cap Growth Fund issued the following number of shares:

Shares
Class A	1,891,895
Advisor Class	3,350,159

For financial reporting purposes, net assets received from the Predecessor Fund, and shares issued by Columbia Integrated Small Cap Growth Fund were recorded at fair value. The Predecessor Fund's cost of investments was carried forward.

Assuming the Reorganization had taken place on September 1, 2021 (the beginning of the fiscal year for the Fund and the Predecessor Fund), and because Columbia Integrated Small Cap Growth Fund was newly organized with no investment operations prior to the Reorganization, the pro forma results of operations for the six months ended February 28, 2022 are approximately equal to the amounts reported on the Statement of Operations.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	27

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 10. Significant risks

Health care sector risk

The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Information technology sector risk

The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.

The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in

28 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Shareholder concentration risk

At February 28, 2022, two unaffiliated shareholders of record owned 74.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 11. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted in Note 8 above, no items requiring additional disclosure.

Note 12. Change in Independent Registered Public Accounting Firm

At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen) as the independent registered public accounting firm for the Fund. Effective November 10, 2021 (the Dismissal Date), in connection with the reorganization of the Predecessor Fund with and into the Fund, wherein the Predecessor Fund is the accounting survivor, KPMG, LLP (KPMG) was dismissed as the independent registered public accounting firm for the Predecessor Fund.

KPMG's reports on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the Dismissal Date, there were no: (1) disagreements between the Predecessor Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to KPMG's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Predecessor Fund's financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	29

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Note 13. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual

(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

30 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AGREEMENT

On August 16, 2021, the Board of Trustees (the Board) and the independent Board members (the Independent Trustees) of Columbia Funds Series Trust II (the Trust) unanimously approved, for an initial two-year term, the management agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Integrated Small Cap Growth Fund (the Fund), a series of the Trust. As detailed below, the Board and the Board's Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Management Agreement.

In connection with their deliberations regarding the proposed Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board's most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee and Board meetings held in June and August 2021. The Committee and the Board also consulted with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations.

The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the Management Agreement. Among other things, the information and factors considered included the following:

•Information on the Fund's proposed management fees and anticipated total expenses;

•Terms of the Management Agreement;

•The Investment Manager's proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•The anticipated merger of BMO Small-Cap Growth Fund (the predecessor fund) into the Fund, pursuant to which the predecessor fund would be the surviving fund from an accounting and performance standpoint.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	31

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services to be provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.

The Board also considered the oversight of the administrative and transfer agency services to be provided by Columbia Management Investment Services Corp. (CMIS), an affiliate of the Investment Manager. The Board observed that the Investment Manager currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the Management Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement supported the approval of the Management Agreement.

Investment performance

The Board noted that although the Fund had not yet commenced operations, it was proposed to merge with the predecessor fund that was expected to be the accounting and performance survivor of its merger into the Fund. The Board observed the historical performance of the predecessor fund, which had a substantially identical objective and principal investment strategy to those of the Fund and whose portfolio management team was expected to join the Investment Manager. In this regard, the Board observed that the performance of the predecessor fund for certain periods ranked above median based on information provided by Morningstar, Inc.

The Board also considered the Investment Manager's performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the Management Agreement. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board observed that the proposed total expense ratio for the Fund approximated its peer group median and the current expense ratio of the predecessor fund.

32 Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Management Agreement.

The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing, operating and distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement.

Economies of scale

The Board considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that the Management Agreement for the Fund provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund's assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Management Agreement. In reaching its conclusions, no single factor was determinative.

On August 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the Management Agreement.

Columbia Integrated Small Cap Growth Fund | Semiannual Report 2022	33

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Columbia Integrated Small Cap Growth Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to  columbiathreadneedleus.com/investor/ . The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2022 Columbia Management Investment Advisers, LLC.  columbiathreadneedleus.com/investor/

SAR318_08_M01_(04/22)

SEMIANNUAL REPORT

February 28, 2022

COLUMBIA ULTRA SHORT MUNICIPAL BOND FUND

(Successor to BMO Ultra Short Tax-Free Fund, a series of BMO Funds, Inc.)

Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Fund at a Glance..........................................................................................................................................................	3
Understanding Your Fund's Expenses ..............................................................................................................................	5
Portfolio of Investments.................................................................................................................................................	6
Statement of Assets and Liabilities ..................................................................................................................................	16
Statement of Operations................................................................................................................................................	17
Statement of Changes in Net Assets ................................................................................................................................	18
Financial Highlights.......................................................................................................................................................	20
Notes to Financial Statements ........................................................................................................................................	22
Approval of Management Agreement ................................................................................................................................	32

If you elect to receive the shareholder report for Columbia Ultra Short Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund's shareholder report is available at the Columbia funds' website  (columbiathreadneedleus.com/investor/) . If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting  columbiathreadneedleus.com/investor/;  or searching the website of the Securities and Exchange Commission (SEC) at  sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting  columbiathreadneedleus.com/investor/,  or searching the website of the SEC at  sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT filings are available on the SEC's website at  sec.gov.  The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit  columbiathreadneedleus.com/investor/  or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

FUND AT A GLANCE

(Unaudited)

Investment Objective

The Fund seeks to provide shareholders with current income exempt from U.S. federal income tax, consistent with preservation of capital.

Portfolio management

Catherine Stienstra

Co-Portfolio Manager

Managed Fund since January 21, 2022

Anders Myhran, CFA

Co-Portfolio Manager

Managed Fund since January 21, 2022

Average annual total returns (%) (for the period ended February 28, 2022)

		6 Months
	Inception	cumulative	1 Year	5 Years	10 Years
Class A*	05/27/14	-0.49	-0.33	0.84	0.72
Advisor Class	09/30/09	-0.38	-0.09	1.07	0.97
Institutional Class*	01/26/22	-0.37	-0.09	1.07	0.97
Institutional 3 Class*	01/26/22	-0.37	-0.09	1.07	0.97
Blended Benchmark		-0.44	-0.30	0.85	0.61
Bloomberg 1 Year Municipal
Bond Index		-0.89	-0.61	1.13	0.92
iMoneyNet, Inc. Money Market
Fund Tax-Free National Retail
Index		0.01	0.02	0.56	0.30

The Fund is the successor to BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc., pursuant to a reorganization of the Predecessor Fund with and into the Fund (the Reorganization). The Fund commenced operations on January 21, 2022. Performance information, including the share class inception date, shown for the Fund's Class A and Advisor Class for all periods prior to January 21, 2022 includes historical information of the Predecessor Fund's corresponding Advisor Class and Institutional Class shares, respectively.

The Fund's share classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates and any predecessor firms that were in place during the performance periods shown. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting  columbiathreadneedleus.com/investor/  or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Predecessor Fund inception) include the returns of the Predecessor Fund's Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit  columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-   performance  for more information. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

The Blended Benchmark, established by the Investment Manager, is composed of 50% Bloomberg 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index.

The Bloomberg 1 Year Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum rating of Baa. Effective August 24, 2021, the Bloomberg Barclays 1 Year Municipal Bond Index was re-branded as the Bloomberg 1 Year Municipal Bond Index.

The iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index is an arithmetic average of performance for all money market mutual funds tracked within this category. The category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the iMoneyNet, Inc. Money Market Tax-Free National Retail Index, which reflects deduction of fees) or other expenses of investing. Securities in the Fund may not match those in an index.

Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	3

FUND AT A GLANCE (continued)

(Unaudited)

Quality breakdown (%) (at February 28, 2022)
AAA rating	3.8
AA rating	26.5
A rating	37.9
BBB rating	21.9
BB rating	0.6
B rating	0.3
Not rated	9.0
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Top Ten States/Territories (%)

(at February 28, 2022)

New York	12.0
Illinois	8.6
Georgia	5.8
New Jersey	5.6
Pennsylvania	5.1
California	4.5
Mississippi	4.3
Florida	3.8
Kentucky	3.7
Alabama	3.5

Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2021 — February 28, 2022

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund's annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	995.10	1,022.22	2.57	2.61	0.52
Advisor Class	1,000.00	1,000.00	996.20	1,023.31	1.48	1.51	0.30
Institutional Class	1,000.00	1,000.00	998.50(a)	1,023.46	0.24(a)	1.35	0.27(a)

Institutional 3 Class	1,000.00	1,000.00	998.50(a)	1,023.60	0.21(a)	1.20	0.24(a)

(a) Based on operations from January 26, 2022 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates and any predecessor firms that were in place during the performance periods shown not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	5

PORTFOLIO OF INVESTMENTS

February 28, 2022 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Fixed Income Funds 6.3%

		Shares	Value ($)
Municipal 6.3%
Nuveen AMT-Free Municipal Credit Income Fund,
Preferred Shares		11,320,000	11,320,000
Nuveen AMT-Free Quality Municipal Income Fund,
Preferred Shares		12,000,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income
Fund, Preferred Shares		4,000,000	4,000,000

Total			27,320,000

Total Fixed Income Funds
(Cost $27,320,000)			27,320,000

Floating Rate Notes 21.4%
		Principal
Issue Description	Yield	Amount ($)	Value ($)
Arizona 0.9%
Arizona State University(a)
Refunding Revenue Bonds
Series 2016B
07/01/2034	0.180%	4,015,000	4,015,000

Floating Rate Notes (continued)

		Principal
Issue Description	Yield	Amount ($)	Value ($)
Illinois 3.4%
Illinois Development Finance Authority(a),(b)
Revenue Bonds
YMCA of Metropolitan Chicago Project
Series 2001 (BMO Harris Bank)
06/01/2029	0.230%	1,300,000	1,300,000
University of Illinois(a),(b)
Refunding Revenue Bonds
Health Services Facilities System
Series 2014A (Wells Fargo Bank)
10/01/2026	0.190%	13,200,000	13,200,000

Total			14,500,000

Kentucky 0.8%
Louisville/Jefferson County Metropolitan Government(a),(b)
Revenue Bonds
Norton Healthcare, Inc.
Series 2016A (PNC Bank)
10/01/2039	0.180%	3,290,000	3,290,000

Louisiana 0.6%

Florida 3.8%				Louisiana Offshore Terminal Authority	(a),(b)

County of Escambia (a)				Refunding Revenue Bonds
				LOOP LLC Project
Revenue Bonds
				Series 2013 (JPMorgan Chase Bank)
Gulf Power Co. Project
				09/01/2033	0.250%	2,695,000	2,695,000
Series 2020

04/01/2039	0.120%	10,000,000	10,000,000	New York 4.7%
JEA Water & Sewer System(a),(b)
				City of New York(a),(b)
Revenue Bonds
				Unlimited General Obligation Bonds
Subordinated Series 2012B-1 (State Street Bank and Trust Co.)
				Subordinated Series 2009B-3 (TD Bank)
10/01/2036	0.200%	4,190,000	4,190,000
				09/01/2027	0.190%	1,890,000	1,890,000
Miami-Dade County Industrial Development Authority(a)
				New York City Water & Sewer System(a),(b)
Refunding Revenue Bonds
				Revenue Bonds
Florida Power & Light Co. Project
				2nd General Resolution
Series 2021
				Series 2013 (JPMorgan Chase Bank)
05/01/2046	0.150%	2,000,000	2,000,000
				06/15/2050	0.080%	2,500,000	2,500,000

Total			16,190,000
				06/15/2050	0.080%	1,000,000	1,000,000
				New York State Housing Finance Agency(a),(b)
Georgia 1.1%
				Revenue Bonds
Development Authority of Floyd County(a)
				8 East 102nd Street Housing
Refunding Revenue Bonds
				Series 2012 (TD Bank)
Georgia Power Co. Plant Hammond Project
				05/01/2044	0.190%	15,000,000	15,000,000
Series 2021

				Total			20,390,000
07/01/2022	0.170%	4,700,000	4,700,000

				Pennsylvania 1.6%

				Pennsylvania Turnpike Commission(a),(b),(c)
				Revenue Bonds
				Subordinated Series 2017A (JPMorgan Chase Bank)
				12/01/2024	0.300%	6,910,000	6,910,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Floating Rate Notes (continued)

		Principal
Issue Description	Yield	Amount ($)	Value ($)
Rhode Island 1.0%
Rhode Island Health and Educational Building Corp.(a),(b)
Refunding Revenue Bonds
Bryant University
Series 2008 (TD Bank)
06/01/2035	0.220%	4,180,000	4,180,000

Utah 2.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	0.060%	1,450,000	1,450,000
County of Utah(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2016 (JPMorgan Chase Bank)
05/15/2051	0.220%	7,000,000	7,000,000

Total			8,450,000

Washington 1.5%
Washington State Convention Center(a),(b),(c)
Revenue Bonds
Series 2019 (JPMorgan Chase Bank)
07/01/2026	0.340%	6,665,000	6,665,000

Total Floating Rate Notes
(Cost $91,985,000)			91,985,000

Municipal Bonds 59.9%
	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Alabama 2.1%
Alabama Housing Finance Authority
Revenue Bonds
The Villas at Titusville II Project
Series 2019 (HUD) (Mandatory Put 05/01/22)
11/01/2022	1.500%	3,000,000	3,003,806
Birmingham Airport Authority
Refunding Revenue Bonds
Series 2020 (BAM)
07/01/2023	5.000%	225,000	236,429
07/01/2024	5.000%	325,000	351,610
Black Belt Energy Gas District
Revenue Bonds
Project No. 4
Series 2019A-1
06/01/2022	4.000%	1,000,000	1,007,553

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Black Belt Energy Gas District(d)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900%
12/01/2048	0.971%	4,500,000	4,507,097

Total			9,106,495

Alaska 0.2%
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020
12/01/2023	5.000%	955,000	1,018,550

Arizona 0.5%
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Public Service Co. of New Mexico Polo Verde Project
Series 2020 (Mandatory Put 06/01/22)
01/01/2038	1.050%	2,250,000	2,250,049

California 2.1%
Bay Area Toll Authority(d)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2012 (Mandatory Put 04/01/24)
Muni Swap Index Yield + 1.100%
04/01/2045	1.300%	1,750,000	1,773,715
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	250,000	251,730
California Municipal Finance Authority(e)
Revenue Bonds
Waste Management, Inc. Project
Series 2017 (Mandatory Put 12/01/23)
12/01/2044	0.700%	3,000,000	2,958,754
California Pollution Control Financing Authority
Refunding Revenue Bonds
American Water Capital Project
Series 2020 (Mandatory Put 09/01/23)
08/01/2040	0.600%	4,225,000	4,168,956

Total			9,153,155

Colorado 1.5%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society Project (The)
Series 2017 Escrowed to Maturity
06/01/2022	5.000%	1,000,000	1,010,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	7

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Colorado School of Mines(d)
Refunding Revenue Bonds
Series 2018A
0.7 x 1-month USD LIBOR + 0.500%
02/01/2023	0.571%	1,120,000	1,117,746
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350%
09/01/2039	0.400%	4,500,000	4,493,769

Total			6,622,261

Connecticut 1.8%
City of New Haven
Unlimited General Obligation Bonds
Series 2019A
08/01/2022	5.000%	1,025,000	1,042,867
Series 2019A (AGM)
08/01/2023	5.000%	1,080,000	1,138,996
Unlimited General Obligation Refunding Bonds
Series 2019B (AGM)
02/01/2023	5.000%	580,000	601,344
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2020 (Mandatory Put 11/15/23)
05/15/2060	0.500%	5,000,000	4,928,736

Total			7,711,943

Georgia 4.6%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	4,000,000	4,048,048
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 08/19/22)
12/01/2049	1.550%	3,000,000	3,010,852
Development Authority of Monroe County (The)
Refunding Revenue Bonds
Oglethorpe Power Corp. Scherer Project
Series 2013 (Mandatory Put 02/03/25)
01/01/2039	1.500%	2,000,000	1,992,924
Main Street Natural Gas, Inc.(d)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750%
04/01/2048	0.821%	5,000,000	5,003,640

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570%
08/01/2048	0.770%	5,000,000	5,013,265
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Subordinated Series 2019A
01/01/2023	5.000%	805,000	831,354

Total			19,900,083

Illinois 4.9%
Chicago Midway International Airport(e)
Refunding Revenue Bonds
Series 2016A
01/01/2024	5.000%	1,000,000	1,061,719
Chicago O'Hare International Airport(e)
Refunding Revenue Bonds
Series 2015A
01/01/2023	5.000%	825,000	850,960
Revenue Bonds
General Airport - Senior Lien
Series 2017D
01/01/2023	5.000%	1,000,000	1,031,467
Chicago Park District
Limited General Obligation Refunding Bonds
Limited Tax
Series 2013B Escrowed to Maturity
01/01/2023	5.000%	4,780,000	4,943,385
City of Chicago
Unlimited General Obligation Refunding Bonds
Series 2020A (AGM)
01/01/2023	5.000%	400,000	412,456
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,800,000	2,766,989
Revenue Bonds
University Health Services
Series 2020
10/01/2023	5.000%	250,000	263,964
10/01/2024	5.000%	250,000	271,002
Illinois Finance Authority(d)
Refunding Revenue Bonds
Edward - Elmhurst Healthcare
Series 2018 (Mandatory Put 07/01/23)
Muni Swap Index Yield + 0.750%
01/01/2046	0.950%	2,060,000	2,061,501
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700%
05/01/2042	0.900%	1,000,000	1,002,186

The accompanying Notes to Financial Statements are an integral part of this statement.

8 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Northern Illinois University
Refunding Revenue Bonds
Series 2020B (BAM)
04/01/2024	5.000%	500,000	535,173
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Second Lien
Series 2020A
01/01/2025	5.000%	500,000	547,067
Sangamon County School District No. 186 Springfield
Unlimited General Obligation Bonds
Series 2020C (AGM)
06/01/2022	4.000%	750,000	755,929
06/01/2023	4.000%	1,000,000	1,034,581
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2022	5.000%	1,000,000	1,029,511
Series 2020C
05/01/2022	5.125%	500,000	503,570
05/01/2023	5.375%	250,000	262,106
05/01/2024	5.500%	500,000	543,142
Series 2021C
03/01/2023	4.000%	1,050,000	1,079,878

Total			20,956,586

Indiana 1.3%
City of Rockport(a)
Refunding Revenue Bonds
AEP Generating Co. Project
Series 2019 (Mandatory Put 09/01/22)
07/01/2025	1.350%	1,000,000	1,002,808
07/01/2025	1.350%	1,000,000	1,002,808
City of Whiting(e)
Revenue Bonds
BP Products North America, Inc. Project
Series 2015 (Mandatory Put 11/01/22)
11/01/2045	5.000%	1,345,000	1,378,402
Indianapolis Local Public Improvement Bond Bank
Refunding Revenue Bonds
Series 2021A
06/01/2022	5.000%	1,145,000	1,157,275
06/01/2023	5.000%	1,000,000	1,048,710

Total			5,590,003

Iowa 0.8%
City of Waverly
Revenue Bonds
Waverly Health Center Project
BAN Series 2019
12/31/2022	2.500%	3,500,000	3,512,140

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Kansas 0.3%
City of Andover
Unlimited General Obligation Notes
Series 2019A
10/01/2022	1.625%	1,075,000	1,075,760

Kentucky 2.8%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	2,800,000	2,766,989
Kentucky Economic Development Finance Authority(e)
Refunding Revenue Bonds
Republic Services
Series 2016A (Mandatory Put 06/01/22)
04/01/2031	1.600%	2,000,000	2,000,000
Kentucky Public Energy Authority(d)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120%
12/01/2049	1.191%	5,000,000	5,022,597
Rural Water Financing Agency
Revenue Bonds
Public Projects Construction Notes
Series 2021
05/01/2023	0.400%	2,430,000	2,399,935

Total			12,189,521

Louisiana 2.0%
Louisiana Housing Corp.
Refunding Revenue Bonds
Section 8 Assisted - 202 Elderly Projects
Series 2013
12/01/2031	2.500%	330,000	328,620
Louisiana Public Facilities Authority(d)
Revenue Bonds
Children's Medical Center Project
Series 2018 (Mandatory Put 09/01/23)
Muni Swap Index Yield + 0.650%
09/01/2057	0.850%	5,000,000	5,007,523
Louisiana Stadium & Exposition District
Revenue Bonds
BAN Series 2021
07/03/2023	4.000%	3,325,000	3,418,321

Total			8,754,464

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	9

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Maryland 0.9%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac Electric Power Co. Project
Series 2019
09/01/2022	1.700%	4,000,000	4,016,177

Michigan 0.8%
Michigan Finance Authority
Revenue Bonds
Variable Bronson Health Care Group
Series 2019 (Mandatory Put 11/15/22)
11/15/2044	3.500%	3,175,000	3,232,066

Minnesota 0.6%
Minnesota Rural Water Finance Authority, Inc.
Revenue Bonds
Public Projects Construction Notes
Series 2021
08/01/2022	0.250%	2,750,000	2,742,891

Mississippi 1.3%
Mississippi Development Bank
Revenue Bonds
Sales Tax Infrastructure Project
Series 2020
09/01/2022	5.000%	250,000	255,285
09/01/2023	5.000%	700,000	738,395
09/01/2025	5.000%	400,000	446,574
State of Mississippi Gaming Tax
Revenue Bonds
Series 2015E
10/15/2022	5.000%	1,000,000	1,025,004
10/15/2024	5.000%	2,735,000	2,981,836

Total			5,447,094

Nebraska 2.5%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2019
08/01/2022	4.000%	1,000,000	1,012,721
Revenue Bonds
Project No. 4
Series 2018 (Mandatory Put 01/01/24)
03/01/2050	5.000%	3,020,000	3,190,300
Nebraska Public Power District
Revenue Bonds
Series 2020A (Mandatory Put 07/01/23)
01/01/2051	0.600%	6,600,000	6,536,552

Total			10,739,573

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Nevada 0.6%
County of Washoe(e)
Refunding Revenue Bonds
Sierra Pacific Power Co. Project
Series 2020 (Mandatory Put 04/15/22)
03/01/2036	0.625%	2,665,000	2,664,372

New Hampshire 0.1%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2024	4.000%	220,000	228,107

New Jersey 4.8%
Borough of Fort Lee
Unlimited General Obligation Bonds
Series 2020
11/01/2022	1.000%	1,710,000	1,710,675
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2022	5.000%	400,000	409,065
Series 2020A
10/01/2022	5.000%	700,000	715,039
Series 2020A (AGM)
10/01/2023	5.000%	630,000	665,188
Series 2020B (AGM)
10/01/2023	5.000%	350,000	369,549
Jersey City Municipal Utilities Authority
Revenue Bonds
Water Project Notes
Series 2020
07/01/2022	3.000%	6,000,000	6,043,601
New Jersey Economic Development Authority(e)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	2,500,000	2,494,838
New Jersey Economic Development Authority
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2022	5.000%	200,000	202,399
06/15/2023	5.000%	220,000	230,491

The accompanying Notes to Financial Statements are an integral part of this statement.

10 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	7,500,000	7,759,358

Total			20,600,203

New Mexico 0.8%
City of Farmington(e)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,250,000	1,250,489
City of Santa Fe
Revenue Bonds
El Castillo Retirement Residences Project
Series 2019
05/15/2024	2.250%	500,000	500,121
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Llena Expansion Project
Series 2019
07/01/2023	2.250%	1,525,000	1,526,394

Total			3,277,004

New York 6.5%
East Ramapo Central School District
Unlimited General Obligation Notes
Series 2021
05/05/2022	1.250%	2,400,000	2,402,666
Long Island Power Authority(d)
Refunding Revenue Bonds
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750%
05/01/2033	0.824%	4,000,000	4,000,291
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Subordinated Series 2017G-4 (Mandatory Put 11/01/22)
0.7 x 1-month USD LIBOR + 0.550%
11/01/2030	0.621%	2,935,000	2,941,239
Revenue Bonds
SIFMA Floating Rate Tender Notes
Subordinated Series 2017D-2 (Mandatory Put 11/15/22)
Muni Swap Index Yield + 0.450%
11/15/2044	0.650%	3,100,000	3,102,167
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	6,000,000	6,121,532
Series 2020A-1
02/01/2023	5.000%	2,645,000	2,736,768

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2018L (Mandatory Put 12/29/23)
05/01/2050	2.750%	2,000,000	2,021,714
Series 2019 (Mandatory Put 07/03/23)
05/01/2059	1.750%	1,600,000	1,610,487
New York Transportation Development Corp(e)
Refunding Revenue Bonds
Terminal 4 JFK International Airport Project
Series 2020
12/01/2024	5.000%	1,000,000	1,079,025
New York Transportation Development Corp.(e)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	250,000	263,110
Town of Oyster Bay
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2023	4.000%	1,000,000	1,046,869
Triborough Bridge & Tunnel Authority(d)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380%
01/01/2032	0.430%	500,000	499,240

Total			27,825,108

North Carolina 1.3%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,252,771
North Carolina Turnpike Authority
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	4,000,000	4,269,423

Total			5,522,194

North Dakota 1.5%
Cass County Joint Water Resource District
Unlimited General Obligation Bonds
Series 2021A
05/01/2024	0.480%	5,000,000	4,876,656
City of Horace
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2021B
10/01/2023	0.600%	1,600,000	1,569,726

Total			6,446,382

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	11

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Ohio 2.4%
City of Cleveland Airport System(e)
Refunding Revenue Bonds
Series 2018A
01/01/2023	5.000%	3,100,000	3,200,173
Ohio Turnpike & Infrastructure Commission(f)
Refunding Revenue Bonds
Junior Lien - Infrastructure
Series 2022
02/15/2025	5.000%	1,000,000	1,074,918
Port of Greater Cincinnati Development Authority
Revenue Bonds
Convention Center Hotel Acquisition and Demolition Project
Series 2020A
05/01/2023	3.000%	6,000,000	6,004,521

Total			10,279,612

Oklahoma 1.5%
Canadian County Educational Facilities Authority
Revenue Bonds
Mustang Public Schools Project
Series 2021
09/01/2023	3.000%	2,000,000	2,056,599
Oklahoma Development Finance Authority(e)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,400,000	4,403,811

Total			6,460,410

Pennsylvania 3.4%
Berks County Municipal Authority (The)
Refunding Revenue Bonds
Tower Health Project
Series 2020A
02/01/2023	5.000%	1,300,000	1,331,950
Bethlehem Area School District Authority(d)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350%
01/01/2032	0.400%	1,780,000	1,768,438
City of Philadelphia(e)
Refunding Revenue Bonds
Series 2020C
07/01/2022	5.000%	2,750,000	2,787,536
Northampton County General Purpose Authority(d)
Revenue Bonds
St. Luke's Univeristy Health Network
Series 2018 (Mandatory Put 08/15/24)
0.7 x 1-month USD LIBOR + 1.040%
08/15/2048	1.114%	1,000,000	1,004,007

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Series 2019
10/01/2022	5.000%	800,000	818,981
Pittsburgh Water & Sewer Authority(d)
Refunding Revenue Bonds
Series 2020C (AGM) (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.650%
09/01/2040	0.850%	6,800,000	6,840,711

Total			14,551,623

South Carolina 1.4%
Patriots Energy Group Financing Agency(d)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860%
10/01/2048	0.931%	6,000,000	6,022,126

Tennessee 0.4%
Memphis-Shelby County Airport Authority(e)
Refunding Revenue Bonds
Series 2020B
07/01/2022	5.000%	1,860,000	1,885,702

Texas 2.5%
City of Dallas Housing Finance Corp.
Revenue Bonds
Palladium RedBird
Series 2019 (Mandatory Put 04/01/22)
04/01/2023	1.500%	3,400,000	3,402,234
Irving Hospital Authority(d)
Revenue Bonds
Baylor Scott & White Medical Center
Series 2017 (Mandatory Put 10/15/23)
Muni Swap Index Yield + 1.100%
10/15/2044	1.300%	900,000	900,801
Matagorda County Navigation District No. 1(e)
Revenue Bonds
Central Power and Light Co. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2030	0.900%	3,000,000	2,976,562
Texas Municipal Gas Acquisition & Supply Corp. I
Revenue Bonds
Senior Lien
Series 2006A
12/15/2022	5.250%	1,000,000	1,031,645
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Series 2021
12/15/2023	5.000%	1,500,000	1,584,147
12/15/2024	5.000%	875,000	946,980

Total			10,842,369

The accompanying Notes to Financial Statements are an integral part of this statement.

12 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Bonds (continued)

	Coupon	Principal
Issue Description	Rate	Amount ($)	Value ($)
Virginia 0.6%
Halifax County Industrial Development Authority
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 04/01/22)
12/01/2041	0.450%	2,000,000	1,999,305
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Lifespire
Series 2021
12/01/2022	3.000%	255,000	257,466
12/01/2023	3.000%	295,000	301,365

Total			2,558,136

Washington 0.4%
Vancouver Housing Authority
Revenue Bonds
Van Vista Plaza Project
Series 2019
12/01/2022	1.530%	1,795,000	1,795,311

West Virginia 0.2%
West Virginia Economic Development Authority(e)
Refunding Revenue Bonds
Wheeling Power Co. Mitchell Project
Series 2018 (Mandatory Put 04/01/22)
06/01/2037	3.000%	1,000,000	1,001,837

Wisconsin 0.5%

Milwaukee & Ozaukee County Joint School District No. 2 Fox Point & Bayside

Revenue Notes
Promissory Notes
Series 2021
08/30/2022	1.000%	1,000,000	999,685
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
UnityPoint Health
Series 2014A
12/01/2022	5.000%	1,000,000	1,031,109

Total			2,030,794

Total Municipal Bonds
(Cost $258,099,134)			258,010,101

Municipal Short Term 10.6%
		Principal
Issue Description	Yield	Amount ($)	Value ($)
Alabama 1.3%
Chatom Industrial Development Board
Revenue Bonds
Series 2022 (Mandatory Put 08/01/22)
08/01/2037	0.250%	5,600,000	5,600,000

Municipal Short Term (continued)

		Principal
Issue Description	Yield	Amount ($)	Value ($)
California 2.3%
California Infrastructure & Economic Development Bank(c),(e)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2022 (Mandatory Put 01/26/23)
01/01/2050	0.860%	5,000,000	4,986,121
California Municipal Finance Authority(e)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/22)
07/01/2041	0.300%	5,000,000	4,997,361

Total			9,983,482

Illinois 0.2%
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2021C
03/01/2022	0.620%	1,000,000	1,000,093

Mississippi 3.0%
Mississippi Business Finance Corp.
Revenue Bonds
Coast Electric Power Association
Series 2021C (Mandatory Put 05/02/22)
05/01/2037	0.250%	12,912,000	12,904,813

New Jersey 0.7%
City of Newark
Unlimited General Obligation Notes
Promissory Notes
Series 2021C
07/25/2022	0.860%	3,000,000	3,004,651

New York 0.6%
City of Long Beach
Limited General Obligation Notes
BAN Series 2022A
02/17/2023	2.060%	2,500,000	2,498,549

North Carolina 1.5%
North Carolina Capital Facilities Financing Agency
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021
07/01/2034	0.170%	6,500,000	6,500,000

Texas 0.5%
Mission Economic Development Corp.(e)
Revenue Bonds
Waste Management, Inc. Project
Series 2021
05/01/2046	0.180%	2,000,000	2,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	13

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Municipal Short Term (continued)				Money Market Funds 1.7%
		Principal		Shares	Value ($)
Issue Description	Yield	Amount ($)	Value ($)	JPMorgan Institutional Tax Free Money Market Fund,

Washington 0.5%
Washington Economic Development Finance Authority(c),(e)
Revenue Bonds
Mura Cascade ELP LLC Project
Series 2021 (Mandatory Put 12/08/22)
12/01/2041	0.350%	2,000,000	1,991,565

Total Municipal Short Term
(Cost $45,545,465)			45,483,153

Institutional Shares, 0.006%(g)	7,466,980	7,466,980
Total Money Market Funds
(Cost $7,466,980)		7,466,980

Total Investments in Securities
(Cost $430,416,579)		430,265,234

Other Assets & Liabilities, Net		605,900

Net Assets		$430,871,134

Notes to Portfolio of Investments

(a)Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of February 28, 2022.

(b)The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(c)Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $20,552,686, which represents 4.77% of total net assets.

(d)Variable rate security. The interest rate shown was the current rate as of February 28, 2022.

(e)Income from this security may be subject to alternative minimum tax.

(f)Represents a security purchased on a when-issued basis.

(g)The rate shown is the seven-day current annualized yield at February 28, 2022.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

￿Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

￿Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

￿Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

14 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

PORTFOLIO OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Fair value measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund's investments at February 28, 2022:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Fixed Income Funds	—	27,320,000	—	27,320,000
Floating Rate Notes	—	91,985,000	—	91,985,000
Municipal Bonds	—	258,010,101	—	258,010,101
Municipal Short Term	—	45,483,153	—	45,483,153
Money Market Funds	7,466,980	—	—	7,466,980
Total Investments in Securities	7,466,980	422,798,254	—	430,265,234

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

Assets

Investments in securities, at value
Unaffiliated issuers (cost $430,416,579)	$430,265,234
Cash	3,437
Receivable for:
Capital shares sold	373,622
Interest	1,572,273
Expense reimbursement due from Investment Manager	1,142
Other assets	82,399
Total assets	432,298,107
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,072,800
Capital shares purchased	124,780
Distributions to shareholders	147,508
Management services fees	7,433
Distribution and/or service fees	131
Transfer agent fees	18,286
Compensation of board members	1,348
Compensation of chief compliance officer	12
Other expenses	54,675
Total liabilities	1,426,973
Net assets applicable to outstanding capital stock	$430,871,134

Represented by
Paid in capital	431,557,015
Total distributable earnings (loss)	(685,881)
Total - representing net assets applicable to outstanding capital stock	$430,871,134

Class A
Net assets	$10,626,615
Shares outstanding	1,057,327
Net asset value per share	$10.05
Advisor Class
Net assets	$409,300,185
Shares outstanding	40,764,960
Net asset value per share	$10.04
Institutional Class
Net assets	$451,296
Shares outstanding	44,918
Net asset value per share	$10.05
Institutional 3 Class
Net assets	$10,493,038
Shares outstanding	1,044,435
Net asset value per share	$10.05

The accompanying Notes to Financial Statements are an integral part of this statement.

16 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Net investment income

Income:
Dividends — unaffiliated issuers	$26,609
Interest	2,119,169
Total income	2,145,778
Expenses:
Management services fees	472,198
Distribution and/or service fees
Class A	12,580
Transfer agent fees
Class A	750
Advisor Class	32,114
Institutional Class(a)	6
Institutional 3 Class(b)	58
Administration fees	325,395
Compensation of board members	33,656
Printing and postage fees	2,626
Registration fees	79,401
Audit fees	17,299
Legal fees	3,926
Interest on interfund lending	21
Compensation of chief compliance officer	12
Other	51,329
Total expenses	1,031,371
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(243,655)
Total net expenses	787,716
Net investment income	1,358,062
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,357
Net realized gain	22,357
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,161,315)
Net change in unrealized appreciation (depreciation)	(3,161,315)
Net realized and unrealized loss	(3,138,958)
Net decrease in net assets resulting from operations	$(1,780,896)

(a)Institutional Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Institutional 3 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	17

STATEMENT OF CHANGES IN NET ASSETS

		Six Months Ended
		February 28, 2022		Year Ended
		(Unaudited)(a),(b)		August 31, 2021
Operations
Net investment income			$1,358,062	$3,582,480
Net realized gain			22,357	376
Net change in unrealized appreciation (depreciation)			(3,161,315)	1,038,294
Net increase (decrease) in net assets resulting from operations			(1,780,896)	4,621,150
Distributions to shareholders
Net investment income and net realized gains
Class A			(11,958)	(49,692)
Advisor Class			(1,129,451)	(3,533,223)
Institutional Class			(70)	—
Institutional 3 Class			(2,763)	—
Total distributions to shareholders			(1,144,242)	(3,582,915)
Increase (decrease) in net assets from capital stock activity			(143,151,920)	39,306,753
Redemption fees			170	—
Total increase (decrease) in net assets			(146,076,888)	40,344,988
Net assets at beginning of period			576,948,022	536,603,034
Net assets at end of period			$430,871,134	$576,948,022

	Six Months Ended		Year Ended
	February 28, 2022 (Unaudited)(a),(b)		August 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,522	75,971	82,654	835,639
Distributions reinvested	1,155	11,652	4,799	48,497
Redemptions	(84,927)	(856,760)	(241,561)	(2,441,941)
Net decrease	(76,250)	(769,137)	(154,108)	(1,557,805)
Advisor Class
Subscriptions	24,794,861	250,165,448	46,479,838	469,398,019
Distributions reinvested	50,942	513,507	176,699	1,784,049
Redemptions	(40,057,583)	(404,020,206)	(42,600,545)	(430,317,510)
Net increase (decrease)	(15,211,780)	(153,341,251)	4,055,992	40,864,558
Institutional Class
Subscriptions	45,052	452,792	—	—
Distributions reinvested	7	69	—	—
Redemptions	(141)	(1,416)	—	—
Net increase	44,918	451,445	—	—
Institutional 3 Class
Subscriptions	1,044,160	10,504,261	—	—
Distributions reinvested	275	2,762	—	—
Net increase	1,044,435	10,507,023	—	—
Total net increase (decrease)	(14,198,677)	(143,151,920)	3,901,884	39,306,753

(a)Institutional 3 Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

(b)Institutional Class shares are based on operations from January 26, 2022 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

18 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

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Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	19

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class A
Six Months Ended 2/28/2022 (Unaudited)	$10.11	0.01	(0.06)	(0.05)	(0.01)	—	(0.01)
Year Ended 8/31/2021(f)	$10.09	0.04	0.02	0.06	(0.04)	—	(0.04)
Year Ended 8/31/2020	$10.09	0.09	0.01	0.10	(0.10)	—	(0.10)
Year Ended 8/31/2019	$10.07	0.13	0.03	0.16	(0.14)	—	(0.14)
Year Ended 8/31/2018	$10.08	0.10	0.00	0.10	(0.10)	(0.01)	(0.11)
Year Ended 8/31/2017	$10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)(g)	$10.10	0.03	(0.07)	(0.04)	(0.02)	—	(0.02)
Year Ended 8/31/2021(f)	$10.08	0.06	0.03	0.09	(0.07)	—	(0.07)
Year Ended 8/31/2020	$10.09	0.13	(0.01)	0.12	(0.13)	—	(0.13)
Year Ended 8/31/2019	$10.06	0.17	0.03	0.20	(0.17)	—	(0.17)
Year Ended 8/31/2018	$10.08	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)
Year Ended 8/31/2017	$10.07	0.10	0.02	0.12	(0.10)	(0.01)	(0.11)
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(h)	$10.07	0.00(i)	(0.02)	(0.02)	(0.00)(i)	—	(0.00)(i)
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(j)	$10.07	0.00(i)	(0.02)	(0.02)	(0.00)(i)	—	(0.00)(i)

Notes to Financial Highlights

(a)In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)Annualized.

(e)Ratios include interfund lending expense which is less than 0.01%.

(f)Net investment income (loss) per share calculated using the average shares method.

(g)Redemption fees consisted of per share amounts less than $0.01.

(h)Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

(i)Rounds to zero.

(j)Institutional 3 Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.

The accompanying Notes to Financial Statements are an integral part of this statement.

20 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net	Net investment		Net
	asset		expense	expense	income		assets,
	value,		ratio to	ratio to	ratio to		end of
	end of	Total	average	average	average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b),(c)	net assets	turnover	(000's)
Class A
Six Months Ended 2/28/2022 (Unaudited)	$10.05	(0.49%)	0.61%(d),(e)	0.52%(d),(e)	0.29%(d)	75%	$10,627
Year Ended 8/31/2021(f)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Year Ended 8/31/2020	$10.09	1.06%	0.63%	0.55%	1.05%	267%	$12,998
Year Ended 8/31/2019	$10.09	1.62%	0.62%	0.55%	1.41%	155%	$16,498
Year Ended 8/31/2018	$10.07	0.95%	0.62%	0.55%	0.99%	156%	$27,434
Year Ended 8/31/2017	$10.08	0.80%	0.64%	0.55%	0.74%	126%	$34,696
Advisor Class
Six Months Ended 2/28/2022 (Unaudited)(g)	$10.04	(0.38%)	0.39%(d),(e)	0.30%(d),(e)	0.52%(d)	75%	$409,300
Year Ended 8/31/2021(f)	$10.10	0.85%	0.39%	0.30%	0.64%	137%	$565,485
Year Ended 8/31/2020	$10.08	1.21%	0.38%	0.30%	1.28%	267%	$523,605
Year Ended 8/31/2019	$10.09	1.98%	0.37%	0.30%	1.66%	155%	$541,859
Year Ended 8/31/2018	$10.06	1.10%	0.37%	0.30%	1.25%	156%	$572,669
Year Ended 8/31/2017	$10.08	1.15%	0.39%	0.30%	0.94%	126%	$625,691
Institutional Class
Six Months Ended 2/28/2022 (Unaudited)(h)	$10.05	(0.15%)	0.30%(d),(e)	0.27%(d),(e)	0.65%(d)	75%	$451
Institutional 3 Class
Six Months Ended 2/28/2022 (Unaudited)(j)	$10.05	(0.15%)	0.27%(d),(e)	0.24%(d),(e)	0.55%(d)	75%	$10,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	21

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited)

Note 1. Organization

Columbia Ultra Short Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund was formed for the purposes of acquiring the assets of BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. (the Predecessor Company). The Fund commenced operations as of January 21, 2022 (the Closing Date), upon the Fund's acquisition of the assets of the Predecessor Fund (the Reorganization). The Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. See Note 8 for more information about the Reorganization.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund's prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund's prospectus. In connection with the Reorganization, the Fund issued and delivered to shareholders of the Predecessor Fund, in exchange for the net assets attributable to each class of its shares, shares of a corresponding class of shares as of the Closing Date. Specifically, shareholders of Advisor Class and Institutional Class of the Predecessor Fund received shares of Class A and Advisor Class shares, respectively, of the Fund, in proportion to their holdings of such class of shares of the Predecessor Fund. Accordingly, Class A and Advisor Class shares of the Fund commenced operations on the Closing Date. Institutional Class and Institutional 3 Class shares of the Fund commenced operations on January 26, 2022.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

22 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Redemption Fees

The Predecessor Fund imposed a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the Fund as paid-in-capital and stated separately in the Statement of Changes.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	23

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and other transactions with affiliates

Management service fees

Effective upon the Closing Date, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund's average daily net assets. Prior to the Closing Date, BMO Asset Management Corp. (the Predecessor Fund Adviser) provided investment advisory services to the Predecessor Fund. The Predecessor Fund paid investment advisory fees at an annual fee that was equal to a percentage of the Predecessor Fund's average daily net assets that declined from 0.200% to 0.100% as the Predecessor Fund's net assets increased. The increase in the current management services fee is related to inclusion of the administrative portion of the management services fee, while the Predecessor Fund had been charged an administrative fee separately, equal to an annual rate of 0.15% of the Fund daily net assets. The annualized effective management services fee rate for the six months ended February 28, 2022 was 0.18% of the Fund's average daily net assets.

Compensation of board members

Effective upon the Closing Date, members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations. Prior to the Closing Date, each independent director of the Predecessor Fund was paid an aggregate retainer, which is included in "Compensation of board members" on the Statement of Operations. Neither the Predecessor Fund's Adviser nor the Predecessor Fund maintained any deferred compensation, pension or retirement plans, and no pension or retirement benefits were assumed by the Fund in the Reorganization.

24 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. Effective upon the Closing Date, a portion of the Chief Compliance Officer's total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets, as disclosed in the Statement of Operations.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund, effective upon the Closing Date. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02%, respectively, of the average daily net assets attributable to each share class.

For the period from the Closing Date through February 28, 2022, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.04
Advisor Class	0.04
Institutional Class	0.04
Institutional 3 Class	0.01

Effective upon the Closing Date, an annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2022, no minimum account balance fees were charged by the Fund.

Distribution and service fees

Effective upon the Closing Date, the Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.15% of the Fund's average daily net assets attributable to Class A shares.

Prior to the Closing Date, the Predecessor Fund was subject to a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan authorized payments by the Predecessor Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provided that the Predecessor Fund may have incurred distribution expenses of up to 0.25% of the average daily net assets of the Predecessor Fund's Advisor Class shares.

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	25

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

Effective upon the Closing Date, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the classes' average daily net assets:

Fee rate(s) contractual
through
December 31, 2023
Class A	0.51%
Advisor Class	0.36
Institutional Class	0.36
Institutional 3 Class	0.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if appli-

cable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Prior to the Closing Date, the Predecessor Fund's Adviser agreed to waive or reduce its investment advisory fee or reimburse expenses of the Predecessor Fund to the extent necessary to prevent class-specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a fund's business) from exceeding 0.55% and 0.30% for Advisor Class and Institutional Class shares, respectively. In connection with the Reorganization, Class A and Advisor Class shares of the Fund were issued to shareholders of Advisor Class and Institutional Class, respectively, of the Predecessor Fund, in proportion to their holdings of such class of shares of the Predecessor Fund.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	(depreciation) ($)
430,417,000	1,075,000	(1,227,000)	(152,000)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

26 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

The following capital loss carryforwards, determined at August 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration	No expiration
short-term ($)	long-term ($)	Total ($)
293,909	454,902	748,811

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $390,838,082 and $627,942,043, respectively, for the six months ended February 28, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes, effective upon the Closing Date. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager's relationship with each Participating Fund.

Prior to the Closing Date, the Predecessor Fund participated in an interfund lending program that allowed the Predecessor Fund to borrow cash from certain BMO Money Market Funds, each a series of the Predecessor Company, for temporary purposes.

The Fund's activity in the Interfund Program during the six months ended February 28, 2022 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Borrower	403,282	0.67	3

Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2022.

Note 7. Line of credit

Pursuant to a March 1, 2022 amendment and restatement, the Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	27

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Operations. This agreement expires annually in October unless extended or renewed. Prior to the Closing Date, the Predecessor Fund participated in a $25 million unsecured, committed revolving line of credit agreement with State Street Bank and Trust Company. The line of credit was made available for extraordinary or emergency purposes, primarily for funding redemption payments. The Predecessor Fund was charged interest at a rate that was the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum was charged on the daily unused portion with no administrative fee.

The Fund and the Predecessor Fund had no borrowings during the period ended February 28, 2022.

Note 8. Fund reorganization

Effective after the close of business on January 21, 2022, Columbia Ultra Short Municipal Bond Fund acquired all of the assets and assumed the identified liabilities of BMO Ultra Short Tax-Free Fund, a series of BMO Funds, Inc., in exchange for shares of the Fund and the Fund's assumption of (i) liabilities and obligations of the Predecessor Fund reflected on the Statement of Assets and Liabilities prepared as of the close of regular trading on the New York Stock Exchange on the Closing Date in accordance with GAAP and (ii) any obligation of the Predecessor Fund to indemnify the members of the Board of Directors of the Predecessor Company under the Predecessor Company's Articles of Incorporation and By-Laws. The Predecessor Fund is considered the accounting and performance survivor of the Reorganization. Accordingly, the Fund adopted the performance and financial history of the Predecessor Fund. The Board of Directors of the Predecessor Company approved agreements and plans of reorganization providing for the Reorganization at a meeting held in August 2021 and shareholders of the Predecessor Fund approved the Reorganization at a meeting held on November 23, 2021. The purpose of the Reorganization was to combine two funds with comparable investment objectives and strategies.

The Reorganization was accomplished by a tax-free exchange in which Predecessor Fund shareholders were issued shares of the Fund that were equal in aggregate net asset value to the shares of the Predecessor Fund that those shareholders held immediately prior to the effective time of the Reorganization.

The Predecessor Fund exchanged 44,392,802 shares valued at $446,998,975 (including $1,310,852 of unrealized appreciation/(depreciation)) in the Reorganization.

In connection with the Reorganization, Columbia Ultra Short Municipal Bond Fund issued the following number of shares:

Shares
Class A	1,085,382
Advisor Class	43,307,420

For financial reporting purposes, net assets received from the Predecessor Fund, and shares issued by Columbia Ultra Short Municipal Bond Fund were recorded at fair value. The Predecessor Fund's cost of investments was carried forward.

Assuming the Reorganization had taken place on September 1, 2021 (the beginning of the fiscal year for the Fund and the Predecessor Fund), and because Columbia Ultra Short Municipal Bond Fund was newly organized with no investment operations prior to the Reorganization, the pro forma results of operations for the six months ended February 28, 2022 are approximately equal to the amounts reported on the Statement of Operations.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund's portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

28 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.

The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	29

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund's ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Municipal securities risk

Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund's shares will be negatively impacted to the extent it invests in such securities. The Fund's annual and semiannual reports show the Fund's investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund's investment exposures.

Shareholder concentration risk

At February 28, 2022, three unaffiliated shareholders of record owned 77.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. There were no items requiring adjustment of the financial statements and, other than as noted in Note 7 above, no items requiring additional disclosure.

Note 11. Change in Independent Registered Public Accounting Firm

At a meeting held on November 23, 2021, the Board of Trustees of Columbia Funds Series Trust II, upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen) as the independent registered public accounting firm for the Fund. Effective November 10, 2021 (the Dismissal Date), in connection with the reorganization of the Predecessor Fund with and into the Fund, wherein the Predecessor Fund is the accounting survivor, KPMG, LLP (KPMG) was dismissed as the independent registered public accounting firm for the Predecessor Fund.

KPMG's reports on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2021 and August 31, 2020 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years and through the Dismissal Date, there were no: (1) disagreements between the Predecessor Fund and KPMG on any matter of accounting principles or practices, financial

30 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2022 (Unaudited)

statement disclosure, or auditing scope or procedure which, if not resolved to KPMG's satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Predecessor Fund's financial statements for such periods, or (2) reportable events as defined under the Securities Exchange Act of 1934, as amended.

Note 12. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual

(10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at  www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	31

APPROVAL OF MANAGEMENT AGREEMENT

On August 16, 2021, the Board of Trustees (the Board) and the independent Board members (the Independent Trustees) of Columbia Funds Series Trust II (the Trust) unanimously approved, for an initial two-year term, the management agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Ultra Short Municipal Bond Fund (the Fund), a series of the Trust. As detailed below, the Board and the Board's Contracts Committee (the Committee) met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Management Agreement.

In connection with their deliberations regarding the proposed Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board's most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, with representatives of the Investment Manager at the Committee and Board meetings held in June and August 2021. The Committee and the Board also consulted with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations.

The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the Management Agreement. Among other things, the information and factors considered included the following:

•Information on the Fund's proposed management fees and anticipated total expenses;

•Terms of the Management Agreement;

•The Investment Manager's proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•The anticipated merger of BMO Ultra Short Tax-Free Fund (the predecessor fund) into the Fund, pursuant to which the predecessor fund would be the surviving fund from an accounting and performance standpoint.

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

32 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department's processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services to be provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.

The Board also considered the oversight of the administrative and transfer agency services to be provided by Columbia Management Investment Services Corp. (CMIS), an affiliate of the Investment Manager. The Board observed that the Investment Manager currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the Management Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Management Agreement supported the approval of the Management Agreement.

Investment performance

The Board noted that although the Fund had not yet commenced operations, it was proposed to merge with the predecessor fund that was expected to be the accounting and performance survivor of its merger into the Fund. The Board observed the historical performance of the predecessor fund, which had a substantially identical objective and primary investment strategy to those of the Fund. In this regard, the Board observed that the performance of the predecessor fund for certain periods was within the range of that of its peers based on information provided by Morningstar, Inc.

The Board also considered the Investment Manager's performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the Management Agreement. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board observed that the proposed total expense ratio for the Fund was below its peer group median and the current expense ratio of the predecessor fund.

Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022	33

APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Management Agreement.

The Board considered the expected profitability of the Investment Manager in connection with the Investment Manager providing management services to the Fund. The Board also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing, operating and distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement.

Economies of scale

The Board considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that the Management Agreement provides for a relatively low flat fee significantly below the peer median for the Fund regardless of the Fund's asset level.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the Management Agreement. In reaching its conclusions, no single factor was determinative.

On August 16, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the Management Agreement.

34 Columbia Ultra Short Municipal Bond Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Municipal Bond Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to  columbiathreadneedleus.com/investor/ . The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2022 Columbia Management Investment Advisers, LLC.  columbiathreadneedleus.com/investor/

SAR320_08_M01_(04/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Change in registrant's independent public accountant is filed herewith

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	April 21, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	April 21, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	April 21, 2022